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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING European Real Estate Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Growth Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2011 (Unaudited)

Shares				Value
MUTUAL FUND: 99.3%
4,899,291		Blackrock Liquidity Funds TempFund Portfolio - Class I		$4,899,291
		Total Investments in Securities
		(Cost $4,899,291)*	99.3%	$4,899,291
		Other Assets and Liabilities - Net	0.7	32,777
		Net Assets	100.0%	$4,932,068

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Mutual Fund	$4,899,291	$—	$—	$4,899,291
Total Investments, at value	$4,899,291	$—	$—	$4,899,291

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
937,905		ING Emerging Countries Fund - Class I		$27,264,900
6,020,185		ING Index Plus International Equity Fund - Class I		52,375,614
363,076		ING International Capital Appreciation Fund - Class I		3,874,025
3,646,216		ING International Growth Fund - Class I		36,899,706
1,055,653		ING International Real Estate Fund - Class I		9,215,848
455,830		ING International SmallCap Multi-Manager Fund - Class I		18,474,773
2,071,218		ING International Value Choice Fund - Class I		23,176,934
1,159,525		ING International Value Fund - Class I		13,914,303
		Total Investments in Securities
		(Cost $158,719,461)*	100.2%	$185,196,103
		Other Assets and Liabilities - Net	(0.2)	(317,437)
		Net Assets	100.0%	$184,878,666

	*	Cost for federal income tax purposes is $179,314,246.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,557,303
		Gross Unrealized Depreciation		(21,675,446)
		Net Unrealized Appreciation		$5,881,857

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$185,196,103	$—	$—	$185,196,103
Total Investments, at value	$185,196,103	$—	$—	$185,196,103

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Australia: 0.7%
200,447		Aquarius Platinum Ltd.	$1,123,796
			1,123,796
		Bermuda: 0.4%
6,228		Credicorp Ltd.	649,331
			649,331
		Brazil: 14.4%
62,624		Banco do Brasil S.A.	1,118,024
131,474		BR Malls Participacoes S.A.	1,198,839
49,127		Cia de Bebidas das Americas ADR	1,311,691
65,189		Cosan Ltd.	846,153
66,878		Cyrela Brazil Realty S.A.	738,609
91,497		Itau Unibanco Holding SA ADR	1,967,186
73,814		Localiza Rent a Car S.A.	1,109,236
13,127		Lojas Renner SA	381,143
109,262		Mrv Engenharia	924,199
215,952	@	OGX Petroleo e Gas Participacoes S.A.	2,229,541
181,169		Petroleo Brasileiro S.A.	3,265,924
64,607		Petroleo Brasileiro SA ADR	2,148,183
67,305		Redecard S.A.	831,748
39,365		Vale S.A. ADR	1,371,083
91,236		Vale SA	3,124,119
			22,565,678
		Canada: 1.2%
54,618		Pacific Rubiales Energy Corp.	1,885,053
			1,885,053
		China: 13.9%
134,000		Anhui Conch Cement Co., Ltd.	624,233
3,211,000		Bank of China Ltd.	1,677,302
50,000		Byd Co., Ltd.	246,404
1,485,000		China Citic Bank	973,786
1,189,618		China Construction Bank	1,051,329
155,877		China Life Insurance Co., Ltd.	607,838
890,000		China Petroleum & Chemical Corp.	983,696
1,253,000		China Shanshui Cement Group Ltd.	981,935
209,500		China Shenhua Energy Co., Ltd.	857,381
624,000		China Telecom Corp., Ltd.	370,115
393,000		China Yurun Food Group Ltd.	1,282,793
114,286		Dongfang Electrical Machinery Co., Ltd.	486,018
606,000		Guangzhou Automobile Group Co., Ltd.	783,361
588,000		Harbin Power Equipment	743,456
3,497,525		Industrial and Commercial Bank of China Ltd.	2,617,589
997,000		Lonking Holdings Ltd.	583,675
422,500		Parkson Retail Group Ltd.	722,674
830,700		Shimao Property Holdings Ltd.	1,268,505
164,000		Tsingtao Brewery Co., Ltd.	757,741
618,000		Want Want China Holdings Ltd.	515,402
155,094		Weichai Power Co., Ltd.	1,062,842
612,739		Yanzhou Coal Mining Co., Ltd.	1,791,305
213,000		ZTE Corp.	847,777
			21,837,157
		Czech Republic: 1.0%
6,778		Komercni Banka A/S	1,621,896
			1,621,896
		Egypt: 0.6%
150,887		Commercial International Bank	935,224
			935,224
		Hong Kong: 6.7%
315,600	@	AIA Group Ltd.	868,273
1,312,000		C C Land Holdings Ltd.	480,271
1,042,000	L	Chaoda Modern Agriculture	751,313
1,512,000	X	China Gas Holdings Ltd.	558,808
251,500		China Mobile Ltd.	2,472,213
339,840		China Overseas Land & Investment Ltd.	645,388
1,287,000		CNOOC Ltd.	2,864,796
572,000		Huabao International Holdings Ltd.	850,649
1,035,000		Vinda International Holdings Ltd.	975,121
			10,466,832
		India: 5.6%
100,796		Bharti Airtel Ltd.	702,983
9,049		Hero Honda Motors Ltd.	322,374
91,947		Housing Development Finance Corp.	1,262,663
47,732		ICICI Bank Ltd.	1,070,364
35,629		Infosys Technologies Ltd.	2,423,955
32,551		Jsw Steel Ltd.	644,999

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		India (continued)
47,025		Larsen & Toubro Ltd.	$1,685,006
82,068		Oriental Bank of Commerce	592,152
			8,704,496
		Indonesia: 2.1%
1,491,768		Bank Mandiri	989,153
2,397,000		Perusahaan Gas Negara PT	1,127,123
1,337,000		Telekomunikasi Indonesia Tbk PT	1,118,719
			3,234,995
		Kazakhstan: 0.6%
55,622		Eurasian Natural Resources Corp.	896,355
			896,355
		Luxembourg: 1.1%
24,366	@, L	Evraz Group SA GDR - Reg S	965,821
19,854	L	Ternium SA ADR	773,115
			1,738,936
		Malaysia: 0.8%
207,500		Genting Bhd	724,902
271,400	@	Petronas Chemicals Group Bhd	541,648
			1,266,550
		Mexico: 4.5%
51,808		America Movil SA de CV - Series L ADR	2,952,538
82,096	@	Cemex SA de CV ADR	777,449
313,629	@	Grupo Mexico SA de CV	1,231,403
265,341	@	Mexichem SA de CV	949,068
430,463	@	Wal-Mart de Mexico SA de CV	1,197,249
			7,107,707
		Netherlands: 0.5%
20,133	@	X5 Retail Group N.V. GDR	855,175
			855,175
		Peru: 0.2%
7,334	@	Intergroup Financial Services Corp.	256,690
			256,690
		Poland: 0.6%
14,929		Bank Pekao S.A.	889,080
			889,080
		Russia: 6.4%
112,905		Gazprom OAO ADR	3,021,338
29,453		Lukoil-Spon ADR	1,825,202
30,912		Mechel OAO ADR	974,655
12,286		Novatek OAO GDR	1,387,336
801,003		Sberbank of Russian Federation	2,844,684
			10,053,215
		South Africa: 4.5%
23,119		Anglogold Ashanti Ltd. ADR	993,746
92,647		Imperial Holdings Ltd.	1,423,578
73,483		MTN Group Ltd.	1,259,424
44,073		Naspers Ltd.	2,294,472
75,766		Standard Bank Group Ltd.	1,110,632
			7,081,852
		South Korea: 12.9%
110,250		Busan Bank	1,334,510
15,515	@	Hanjin Heavy Industries & Construction	532,503
37,190	@	Hynix Semiconductor, Inc.	986,492
2,564		Hyundai Mipo Dockyard Co., Ltd.	471,776
3,683	@	Hyundai Mobis	851,260
46,770	@	KB Financial Group, Inc.	2,413,527
45,347		Kia Motors Corp.	2,221,709
32,270		LG Display Co., Ltd.	1,097,377
6,068		Posco	2,465,511
5,913		Samsung Electronics Co., Ltd.	5,191,532
9,725		Samsung Engineering Co., Ltd.	1,717,378
11,236		Samsung Life Insurance Co., Ltd.	1,035,160
			20,318,735
		Taiwan: 10.9%
651,244		Acer, Inc.	1,769,345
523,000		Cathay Financial Holding Co., Ltd.	966,884
1,920,733		Chinatrust Financial Holding Co., Ltd.	1,630,339
836,488		Compal Electronics, Inc.	1,103,691
967,748		Far Eastern Textile Co., Ltd.	1,641,200
689,800		HON HAI Precision Industry Co., Ltd.	2,942,956
265,705		Powertech Technology, Inc.	993,361
260,997		Taiwan Fertilizer Co., Ltd.	976,719
1,043,431		Taiwan Semiconductor Manufacturing Co., Ltd.	2,713,288
2,226,810		United Microelectronics Corp.	1,369,193
1,247,000		Yuanta Financial Holding Co., Ltd.	1,004,850
			17,111,826
		Thailand: 1.3%
82,100		PTT Exploration & Production PCL	428,532
504,800		Siam Commercial Bank PCL	1,541,492
			1,970,024
		Turkey: 1.5%
187,938		Turkcell Iletisim Hizmet AS	1,158,204

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		Turkey (continued)
120,634		Turkiye Garanti Bankasi A/S		$539,236
82,791		Turkiye Halk Bankasi		656,635
				2,354,075
		United Kingdom: 0.8%
34,492	L	Vedanta Resources PLC		1,255,436
				1,255,436
		Total Common Stock
		(Cost $109,748,714)		146,180,114
EXCHANGE-TRADED FUNDS: 6.1%
		South Korea: 2.2%
55,519		iShares MSCI South Korea Index Fund		3,408,867
				3,408,867
		Taiwan: 2.0%
200,589	L	iShares MSCI Taiwan Index Fund		3,123,171
				3,123,171
		United States: 1.9%
214,610	L	iShares MSCI Malaysia Index Fund		3,049,608
				3,049,608
		Total Exchange-Traded Funds
		(Cost $8,683,256)		9,581,646
PREFERRED STOCK: 1.7%
		Brazil: 1.7%
61,516		CIA Energetica de Minas Gerais		1,011,151
88,843		Gerdau S.A.		1,137,885
26,200	@, #	Itau Unibanco Holding SA ADR		563,300
		Total Preferred Stock
		(Cost $2,738,996)		2,712,336
		Total Long-Term Investments
		(Cost $121,170,966)		158,474,096
SHORT-TERM INVESTMENTS: 3.7%
		Securities Lending Collateral(cc): 3.7%
5,669,224		BNY Mellon Overnight Government Fund (1)		5,669,224
161,615	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		129,292
		Total Short-Term Investments
		(Cost $5,830,839)		5,798,516
		Total Investments in Securities
		(Cost $127,001,805)*	104.7%	$164,272,612
		Other Assets and Liabilities - Net	(4.7)	(7,311,223)
		Net Assets	100.0%	$156,961,389

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $132,363,182.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$39,699,745
		Gross Unrealized Depreciation		(7,790,315)
		Net Unrealized Appreciation		$31,909,430

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	7.4%
Consumer Staples	5.4
Energy	14.5
Financials	24.5
Industrials	6.4
Information Technology	14.2
Materials	14.4
Telecommunication Services	6.4
Utilities	1.7
Other Long-Term Investments	6.1
Short-Term Investments	3.7
Other Assets and Liabilities - Net	(4.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,123,796	$—	$1,123,796
Bermuda	649,331	—	—	649,331
Brazil	20,598,492	1,967,186	—	22,565,678
Canada	1,885,053	—	—	1,885,053
China	—	21,837,157	—	21,837,157
Czech Republic	—	1,621,896	—	1,621,896
Egypt	—	935,224	—	935,224
Hong Kong	1,427,081	9,039,751	—	10,466,832
India	—	8,704,496	—	8,704,496
Indonesia	—	3,234,995	—	3,234,995
Kazakhstan	—	896,355	—	896,355
Luxembourg	773,115	965,821	—	1,738,936
Malaysia	541,648	724,902	—	1,266,550
Mexico	7,107,707	—	—	7,107,707
Netherlands	—	855,175	—	855,175
Peru	256,690	—	—	256,690
Poland	—	889,080	—	889,080
Russia	8,665,879	1,387,336	—	10,053,215
South Africa	—	7,081,852	—	7,081,852
South Korea	—	20,318,735	—	20,318,735
Taiwan	—	17,111,826	—	17,111,826
Thailand	—	1,970,024	—	1,970,024
Turkey	—	2,354,075	—	2,354,075
United Kingdom	—	1,255,436	—	1,255,436
Total Common Stock	41,904,996	104,275,118	—	146,180,114
Exchange-Traded Funds	9,581,646	—	—	9,581,646
Preferred Stock	2,149,036	563,300	—	2,712,336
Short-Term Investments	5,669,224	—	129,292	5,798,516
Total Investments, at value	$59,304,902	$104,838,418	$129,292	$164,272,612

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$129,292	$—	$—	$—	$—	$—	$—	$—	$129,292
Total Investments, at value	$129,292	$—	$—	$—	$—	$—	$—	$—	$129,292

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2011 (Unaudited)

Shares				Value
MUTUAL FUND: 99.6%
3,974,316		Blackrock Liquidity Funds TempFund Portfolio - Class I		$3,974,316
		Total Investments in Securities
		(Cost $3,974,316)*	99.6%	$3,974,316
		Other Assets and Liabilities - Net	0.4	17,280
		Net Assets	100.0%	$3,991,596

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Mutual Fund	$3,974,316	$—	$—	$3,974,316
Total Investments, at value	$3,974,316	$—	$—	$3,974,316

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 33.0%
		Consumer Discretionary: 4.2%
$740,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	$797,350
530,000	S	Cablevision Systems Corp., 8.625%, due 09/15/17	594,925
1,040,000	S	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,155,300
675,000		Comcast Corp., 5.700%, due 05/15/18	742,140
336,000	S	Comcast Corp., 5.900%, due 03/15/16	377,648
718,000	S	Comcast Corp., 6.550%, due 07/01/39	760,302
700,000	S	DISH DBS Corp., 7.125%, due 02/01/16	735,000
750,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	813,750
991,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	1,093,075
625,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	715,625
840,000	S	Macys Retail Holdings, Inc., 6.375%, due 03/15/37	823,200
460,000	S	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	477,250
800,000	#	Myriad International Holding BV, 6.375%, due 07/28/17	838,000
1,314,000	#	NBC Universal, Inc., 2.875%, due 04/01/16	1,284,109
270,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	277,638
442,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	456,571
774,000	S	News America, Inc., 6.900%, due 03/01/19	921,004
750,000	S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	825,000
230,000	#, S	QVC, Inc., 7.500%, due 10/01/19	246,100
910,000	#	Rent-A-Center, Inc., 6.625%, due 11/15/20	900,900
755,000	S	Service Corp. International, 7.000%, due 06/15/17	799,356
765,000	S	Time Warner Cable, Inc., 5.875%, due 11/15/40	736,341
937,000	S	Time Warner Cable, Inc., 6.750%, due 06/15/39	1,007,953
150,000		Time Warner Cable, Inc., 7.500%, due 04/01/14	173,098
332,000	S	Time Warner, Inc., 3.150%, due 07/15/15	338,222
1,481,000	S	Time Warner, Inc., 7.700%, due 05/01/32	1,776,861
805,000	S	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	927,763
210,000	S	Wyndham Worldwide Corp., 7.375%, due 03/01/20	229,894
735,000	S	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	788,288
			21,612,663
		Consumer Staples: 2.7%
388,000	S	Altria Group, Inc., 9.250%, due 08/06/19	498,493
900,000	S	Altria Group, Inc., 9.700%, due 11/10/18	1,168,909
910,000	S	Constellation Brands, Inc., 7.250%, due 09/01/16	972,563
1,104,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	1,145,060
1,096,000	S	Diageo Capital PLC, 5.200%, due 01/30/13	1,181,686
215,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	230,050
1,000,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	1,005,000
910,000	S	JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	1,064,700
2,632,000	S	Kellogg Co., 4.000%, due 12/15/20	2,590,764
857,000		Kraft Foods, Inc., 5.375%, due 02/10/20	915,685
703,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	703,849
575,000	&, #	ServiceMaster Co., 10.750%, due 07/15/15	621,000
555,000		Smithfield Foods, Inc., 10.000%, due 07/15/14	655,594
150,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	162,188
825,000	S	Tyson Foods, Inc., 7.350%, due 04/01/16	909,563
			13,825,104
		Energy: 3.2%
750,000	S	Arch Coal, Inc., 8.750%, due 08/01/16	834,375
265,000	S	ConocoPhillips, 5.750%, due 02/01/19	301,808
150,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	163,500
150,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	164,625
411,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	544,241
845,000	S	Energy Transfer Equity L.P., 7.500%, due 10/15/20	907,319
246,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	322,890
597,000	S	Enterprise Products Operating LLC, 6.450%, due 09/01/40	625,845
500,000	#	Gazprom Via Gaz Capital SA, 5.092%, due 11/29/15	507,500
506,000	S	Hess Corp., 7.000%, due 02/15/14	581,630
521,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	552,260
1,000,000	#	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	1,251,250
910,000	#	Kinder Morgan Finance Co. LLC, 6.000%, due 01/15/18	910,000
835,000	S	Massey Energy Co., 6.875%, due 12/15/13	855,875
915,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	988,200
1,200,000	#	Novatek Finance Ltd., 5.326%, due 02/03/16	1,208,659
450,000	#	Novatek Finance Ltd., 6.604%, due 02/03/21	453,032
680,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, due 06/30/21	714,000
1,063,000	S	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	1,069,481
300,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	355,587
336,000		Petrobras International Finance Co. - Pifco, 5.375%, due 01/27/21	339,610
420,000		Petrobras International Finance Co. - Pifco, 6.750%, due 01/27/41	425,608
480,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	534,133
525,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	586,688
500,000	#	Reliance Holdings USA, Inc., 4.500%, due 10/19/20	466,121
300,000	#	Reliance Holdings USA, Inc., 6.250%, due 10/19/40	277,771
479,000	S	Transcontinental Gas Pipe Line Co. LLC, 6.050%, due 06/15/18	539,304
			16,481,312
		Financials: 11.5%
1,201,000	S	Ace INA Holdings, Inc., 5.900%, due 06/15/19	1,344,870
482,000		Agile Property Holdings Ltd., 8.875%, due 04/28/17	479,590
847,000	S	American Express Credit Corp., 2.750%, due 09/15/15	832,595
1,871,000	S	American Express Credit Corp., 5.125%, due 08/25/14	2,028,450
1,395,000	S	American International Group, Inc., 6.400%, due 12/15/20	1,491,152
800,000	#	Banco Bradesco SA/Cayman Islands, 5.900%, due 01/16/21	790,000
540,000	#	Banco de Credito del Peru, 5.375%, due 09/16/20	527,850
800,000	#	Banco Votorantim SA, 7.375%, due 01/21/20	844,000
200,000	S	Bank of America Corp., 5.420%, due 03/15/17	205,013
1,550,000	S	Bank of America Corp., 5.625%, due 07/01/20	1,596,925

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
	$375,000	S	Barclays Bank PLC, 5.140%, due 10/14/20	$342,608
	1,028,000	#	Barclays Bank PLC, 5.926%, due 09/29/49	935,480
	627,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	644,987
	650,000	S	BB&T Corp., 5.700%, due 04/30/14	723,070
	800,000	#	BM&FBovespa SA, 5.500%, due 07/16/20	815,752
	631,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	784,454
	1,000,000	S	Capital One Capital V, 10.250%, due 08/15/39	1,087,500
	140,000	S	Capital One Financial Corp., 7.375%, due 05/23/14	160,872
	910,000	#	Celanese US Holdings LLC, 6.625%, due 10/15/18	950,950
EUR	5,200,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	7,159,487
	$848,000	S	Citigroup, Inc., 5.000%, due 09/15/14	889,343
	475,000	S	Citigroup, Inc., 6.010%, due 01/15/15	523,778
	801,000	S	Citigroup, Inc., 8.500%, due 05/22/19	981,992
	535,000		Country Garden Holdings Co., 11.250%, due 04/22/17	564,425
	624,000	S	Discover Bank/Greenwood DE, 7.000%, due 04/15/20	684,417
	1,079,000	#	Fibria Overseas Finance Ltd., 7.500%, due 05/04/20	1,141,043
	651,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	769,340
	1,058,000		First Horizon National Corp., 5.375%, due 12/15/15	1,092,183
	870,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	1,021,272
	1,021,000	S	General Electric Capital Corp., 2.250%, due 11/09/15	982,783
	1,120,000	S	General Electric Capital Corp., 4.375%, due 09/16/20	1,090,342
	220,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	244,703
	850,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	866,046
	1,982,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	2,043,710
	500,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	552,475
	2,126,000	S	HSBC USA, Inc., 5.000%, due 09/27/20	2,073,793
	325,000	#	Hyundai Capital America, 3.750%, due 04/06/16	321,971
	728,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	693,435
	762,000	#	ICICI Bank Ltd., 5.750%, due 11/16/20	743,576
	619,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	649,950
	139,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	155,333
	601,000	S	JPMorgan Chase & Co., 4.400%, due 07/22/20	589,600
	250,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	277,838
	1,219,000	#	Lloyds TSB Bank PLC, 6.500%, due 09/14/20	1,139,976
	1,080,000	#	Lukoil International Finance BV, 6.125%, due 11/09/20	1,081,080
	851,000	#	Lyondell Chemical Co., 8.000%, due 11/01/17	952,056
	581,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	614,474
	852,000	S	Morgan Stanley, 4.100%, due 01/26/15	870,520
	1,486,000	S	Morgan Stanley, 7.300%, due 05/13/19	1,656,829
	3,000	S	National City Corp., 6.875%, due 05/15/19	3,393
	857,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	1,110,893
	219,000	S	Principal Financial Group, Inc., 7.875%, due 05/15/14	252,434
	1,245,000	S	Protective Life Corp., 8.450%, due 10/15/39	1,357,374
	665,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	704,900
	500,000	#	Sinochem Overseas Capital Co., Ltd., 4.500%, due 11/12/20	489,136
	762,000	#	Sinochem Overseas Capital Co., Ltd., 6.300%, due 11/12/40	763,439
	522,000	S	SLM Corp., 5.375%, due 05/15/14	533,841
	645,000	S	SLM Corp., 8.000%, due 03/25/20	673,503
	133,234		Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	140,561
	400,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, due 07/09/20	416,500
	588,000	#	Voto-Votorantim Ltd., 6.750%, due 04/05/21	622,545
	400,000		VTB Bank Via VTB Capital SA, 6.250%, due 06/30/35	412,500
	1,000,000	#	VTB Bank Via VTB Capital SA, 6.551%, due 10/13/20	993,750
	408,000	S	Wachovia Bank NA, 6.000%, due 11/15/17	457,672
	851,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	937,725
	231,000	#	Xstrata Finance Canada Ltd., 5.500%, due 11/16/11	239,315
				59,123,369
			Health Care: 1.5%
	715,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	804,375
	1,278,000		Covidien International Finance S.A., 2.800%, due 06/15/15	1,288,464
	325,000	S	HCA, Inc., 7.250%, due 09/15/20	349,375
	895,000	S	HCA, Inc., 7.875%, due 02/15/20	983,381
	845,000	#	Mylan, Inc./PA, 7.625%, due 07/15/17	925,275
	770,000	S	Omnicare, Inc., 6.875%, due 12/15/15	800,800
	2,078,000	S	St. Jude Medical, Inc., 2.500%, due 01/15/16	2,057,353
	400,000	#	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	414,500
				7,623,523
			Industrials: 1.4%
	910,000	S	BE Aerospace, Inc., 6.875%, due 10/01/20	948,675
	445,000	#	Bombardier, Inc., 7.500%, due 03/15/18	486,163
	445,000	#	Bombardier, Inc., 7.750%, due 03/15/20	489,500
	495,000	S	Case New Holland, Inc., 7.750%, due 09/01/13	544,500
	900,000	S	General Electric Co., 5.250%, due 12/06/17	976,098
	357,000	#	Kazatomprom, 6.250%, due 05/20/15	379,313
	765,000		Kazatomprom, 6.250%, due 05/20/15	812,813
	1,683,000	#	SCF Capital Ltd., 5.375%, due 10/27/17	1,630,406
	910,000	#	SPX Corp., 6.875%, due 09/01/17	982,800
				7,250,268
			Information Technology: 1.0%
	65,000	S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	69,388
	775,000	S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	829,250
	355,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	404,700
	1,055,000	#	Oracle Corp., 5.375%, due 07/15/40	1,020,172
	505,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	522,675
	500,000	#	STATS ChipPAC Ltd., 7.500%, due 08/12/15	545,000
	1,374,000	S	Symantec Corp., 4.200%, due 09/15/20	1,283,341
	257,000	S	Xerox Corp., 4.250%, due 02/15/15	270,816
	120,000	S	Xerox Corp., 5.625%, due 12/15/19	129,637
				5,074,979
			Materials: 2.6%
	1,070,000	#	ALROSA Finance SA, 7.750%, due 11/03/20	1,132,863
	416,000	#	Celulosa Arauco y Constitucion S.A., 5.000%, due 01/21/21	408,633
	470,000	S	Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	535,101
	600,000	#	Cemex S.A.B de CV, 9.000%, due 01/11/18	618,000
	845,000	S	CF Industries, Inc., 6.875%, due 05/01/18	929,500

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Materials (continued)
$473,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	$567,864
1,762,000	S	Dow Chemical Co., 4.250%, due 11/15/20	1,693,573
397,000	S	Dow Chemical Co., 7.600%, due 05/15/14	461,620
735,000	#	Georgia-Pacific LLC, 5.400%, due 11/01/20	726,993
880,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	886,600
845,000	S	Huntsman International, LLC, 8.625%, due 03/15/20	937,950
672,000	#	Inversiones CMPC S.A., 4.750%, due 01/19/18	663,958
645,000	#	Inversiones CMPC SA, 6.125%, due 11/05/19	682,754
245,000	S	Nova Chemicals Corp., 8.375%, due 11/01/16	268,275
505,000	S	Nova Chemicals Corp., 8.625%, due 11/01/19	560,550
304,000	S	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	369,607
462,000	#	Sino-Forest Corp., 6.250%, due 10/21/17	458,535
585,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	625,219
614,000	S	Vale Overseas Ltd., 4.625%, due 09/15/20	605,597
309,000	S	Vale Overseas Ltd., 6.875%, due 11/10/39	328,384
			13,461,576
		Telecommunication Services: 3.1%
304,000	S	Alltel Corp., 7.000%, due 03/15/16	358,424
2,040,000	S	AT&T, Inc., 2.500%, due 08/15/15	2,038,252
400,000	S	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	418,000
1,000,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	1,109,151
845,000	S	Cincinnati Bell, Inc., 8.250%, due 10/15/17	857,675
655,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	699,213
904,000	S	France Telecom S.A., 4.375%, due 07/08/14	975,143
250,000	S	Frontier Communications Corp., 7.875%, due 04/15/15	278,750
705,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	797,531
510,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	526,575
250,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	251,563
1,250,000	#	Qtel International Finance Ltd., 3.375%, due 10/14/16	1,196,645
500,000	#	Qtel International Finance Ltd., 4.750%, due 02/16/21	479,549
700,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	712,250
598,000	S	Qwest Corp., 6.500%, due 06/01/17	662,285
500,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	493,750
949,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	990,193
409,000	S	Telecom Italia Capital SA, 6.175%, due 06/18/14	436,270
500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.493%, due 02/02/16	499,886
400,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, due 02/02/21	400,592
200,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, due 04/30/18	224,000
565,000	S	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	601,725
750,000		Windstream Corp., 7.875%, due 11/01/17	807,188
			15,814,610
		Utilities: 1.8%
750,000	S	AES Corp., 8.000%, due 10/15/17	815,625
426,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	430,167
114,000	S	Ameren Energy Generating Co., 6.300%, due 04/01/20	113,949
825,000	#	Calpine Corp., 7.875%, due 07/31/20	868,313
840,000	S	CMS Energy Corp., 6.250%, due 02/01/20	871,587
64,000	S	Commonwealth Edison Co., 4.700%, due 04/15/15	69,366
674,000	#	E.CL SA, 5.625%, due 01/15/21	672,200
684,000	S	Entergy Corp., 5.125%, due 09/15/20	677,313
438,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	511,124
430,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	507,037
464,000	S	Metropolitan Edison, 7.700%, due 01/15/19	550,192
711,000	S	Nevada Power Co., 7.125%, due 03/15/19	841,731
252,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	278,705
910,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	948,675
554,000	S	Sempra Energy, 6.500%, due 06/01/16	641,987
476,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	510,028
			9,307,999
		Total Corporate Bonds/Notes
		(Cost $161,540,201)	169,575,403
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
		Federal Home Loan Mortgage Corporation##: 3.4%
5,012,000	W	4.000%, due 10/15/40	4,961,098
4,046,869		5.000%, due 01/01/41	4,241,489
7,871,000	W	5.500%, due 02/15/39	8,389,384
			17,591,971
		Federal National Mortgage Association##: 10.4%
19,628,000	W	4.500%, due 02/01/39	20,072,692
1,678,429	S	4.500%, due 01/01/41	1,717,767
9,887,768		4.500%, due 12/01/40-01/01/41	10,119,513
5,309,000	W	5.000%, due 02/01/39	5,568,642
1,805,432	S	5.000%, due 01/01/41	1,894,938
3,997,613		5.000%, due 01/01/41	4,195,798
7,776,000	W	6.000%, due 02/01/39	8,440,607
1,104,838	S	6.000%, due 04/25/33	1,220,701
65,234		7.294%, due 06/17/40	73,183
			53,303,841
		Government National Mortgage Association: 0.5%
766,592	S	5.140%, due 10/20/60	816,187
526,744	S	5.288%, due 10/20/60	564,286
1,031,709	S	5.290%, due 10/20/60	1,119,634
231,067	S	5.500%, due 03/20/39	248,978
			2,749,085
		Total U.S. Government Agency Obligations
		(Cost $73,710,435)	73,644,897
U.S. TREASURY OBLIGATIONS: 11.3%
		U.S. Treasury Notes: 11.3%
573,000	S	0.625%, due 12/31/12	574,007
2,557,000	S	1.000%, due 01/15/14	2,559,997
1,527,000	S	1.250%, due 08/31/15	1,492,523
2,569,000		2.125%, due 12/31/15	2,594,289

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			U.S. Treasury Notes (continued)
	$5,253,000	S	2.250%, due 11/30/17	$5,116,343
	9,452,000	S	2.500%, due 04/30/15	9,810,883
	11,930,000		2.625%, due 11/15/20	11,186,236
	2,990,000	S	2.750%, due 12/31/17	3,001,446
	7,828,000	S	3.375%, due 11/15/19	7,979,057
	8,451,000	S	3.500%, due 05/15/20	8,620,671
	5,759,000	S	3.875%, due 08/15/40	5,110,214
			Total U.S. Treasury Obligations
			(Cost $58,941,392)	58,045,666
ASSET-BACKED SECURITIES: 5.2%
			Automobile Asset-Backed Securities: 0.7%
	925,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	959,053
	968,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	1,009,747
	1,836,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	1,907,787
				3,876,587
			Credit Card Asset-Backed Securities: 4.5%
	189,000	S	BA Credit Card Trust, 0.551%, due 06/16/14	187,957
	1,510,000	S	Capital One Multi-Asset Execution Trust, 0.551%, due 03/17/14	1,503,894
	720,000	S	Capital One Multi-Asset Execution Trust, 0.561%, due 11/17/14	709,797
	184,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	204,637
	874,000	S	Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	999,751
	50,000	S	Citibank Credit Card Issuance Trust, 0.671%, due 07/15/14	49,370
	1,733,000	S	Citibank Credit Card Issuance Trust, 0.911%, due 07/15/13	1,728,865
	428,000	S	Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	454,037
	2,661,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	2,803,255
	1,146,000		Discover Card Master Trust, 5.650%, due 03/16/20	1,309,784
	372,000	S	MBNA Credit Card Master Note Trust, 0.681%, due 07/15/15	366,977
	155,000	S	MBNA Credit Card Master Note Trust, 1.611%, due 10/15/14	155,840
EUR	7,553,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	10,643,796
	$1,646,000	S	MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	1,738,530
	100,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	101,190
				22,957,680
			Total Asset-Backed Securities
			(Cost $26,787,974)	26,834,267
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
	1,685,000	#	American General Mortgage Loan Trust, 5.750%, due 09/25/48	1,734,655
	1,082,673	S	Banc of America Funding Corp., 5.750%, due 10/25/35	1,090,299
	1,259,835		Banc of America Funding Corp., 5.750%, due 11/25/35	1,255,385
	920,000	#	Banc of America Large Loan, Inc., 5.334%, due 12/16/43	967,605
	550,000	#	Banc of America Large Loan, Inc., 5.912%, due 10/10/45	540,736
	630,000	#	Banc of America Large Loan, Inc., 6.010%, due 10/10/45	616,457
	1,720,000		Bear Stearns Adjustable Rate Mortgage Trust, 2.860%, due 08/25/35	1,677,745
	1,610,000	S	Citigroup Commercial Mortgage Trust, 5.698%, due 12/10/49	1,735,074
	1,930,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	1,952,474
	1,220,000	S	Commercial Mortgage Pass-through Certificates, 5.815%, due 12/10/49	1,323,226
	1,440,000		Credit Suisse Mortgage Capital Certificates, 5.378%, due 08/12/48	1,490,485
	1,261,148		First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	1,257,053
	791,158	S	GE Capital Commercial Mortgage Corp., 4.866%, due 05/10/43	820,617
	1,730,040	S	GMAC Commercial Mortgage Securities, Inc., 4.538%, due 05/10/43	1,728,973
	1,000,000	S	Greenwich Capital Commercial Funding Corp., 5.190%, due 04/10/37	1,052,569
	1,650,000	S	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,764,298
	1,500,000	S	Greenwich Capital Commercial Funding Corp., 5.441%, due 03/10/39	1,587,634
	2,060,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	2,194,302
	2,230,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	2,369,617
	730,000		Greenwich Capital Commercial Funding Corp., 5.883%, due 07/10/38	802,394
	900,000	#	GS Mortgage Securities Corp. II, 5.858%, due 07/12/38	947,907
	1,807,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.529%, due 01/12/37	1,833,552
	1,475,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 02/15/51	1,573,514
	1,250,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, due 11/15/43	1,198,849
	727,238	S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.853%, due 03/15/46	759,456
	972,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	1,022,546
	650,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	695,991
	380,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	399,601
	2,400,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.990%, due 02/15/51	2,538,656
	758,169	S	JPMorgan Mortgage Trust, 4.788%, due 07/25/35	725,957
	858,851	S	JPMorgan Mortgage Trust, 5.289%, due 07/25/35	854,644
	814,101	S	JPMorgan Mortgage Trust, 5.389%, due 07/25/35	820,491
	990,000	S	LB Commercial Conduit Mortgage Trust, 5.948%, due 07/15/44	1,056,762
	990,000	S	LB Commercial Conduit Mortgage Trust, 5.948%, due 07/15/44	962,909
	1,340,000	S	LB-UBS Commercial Mortgage Trust, 4.799%, due 12/15/29	1,415,888
	1,525,000	S	LB-UBS Commercial Mortgage Trust, 5.256%, due 06/15/29	1,647,060
	1,225,000	#	LB-UBS Commercial Mortgage Trust, 5.350%, due 09/15/37	1,230,868
	630,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	678,525
	1,403,000	S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	1,472,888
	1,400,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	1,486,491
	930,000		LB-UBS Commercial Mortgage Trust, 5.883%, due 06/15/38	1,019,471
	800,000	S	LB-UBS Commercial Mortgage Trust, 5.903%, due 06/15/38	834,509
	1,687,954	S	Morgan Stanley Capital I, 5.597%, due 04/12/49	1,734,962
	948,000	S	Morgan Stanley Capital I, 5.610%, due 04/15/49	983,136
	2,000,000	#	Nomura Asset Securities Corp., 6.000%, due 03/15/30	2,052,494
	1,190,000	#	RBSCF Trust, 5.336%, due 05/16/47	1,211,354
	1,000,000	#	RBSCF Trust, 5.420%, due 01/19/49	1,009,264
	718,390	S	Structured Adjustable Rate Mortgage Loan Trust, 5.437%, due 11/25/34	699,427
	529,948	S	Structured Asset Securities Corp., 2.744%, due 09/25/33	496,596
	2,495,692	S	Structured Asset Securities Corp., 4.550%, due 02/25/34	2,533,086
	909,637	S	Structured Asset Securities Corp., 5.000%, due 05/25/35	915,275
	971,690	S	Thornburg Mortgage Securities Trust, 1.000%, due 09/25/44	936,297
	790,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, due 08/15/35	809,119
	1,820,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	1,941,131
	1,830,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	1,889,493

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

Principal Amount					Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,076,769		S	WaMu Mortgage Pass-Through Certificates, 2.592%, due 01/25/36		$1,022,578
1,210,000		#	Wells Fargo Commercial Mortgage Trust, 4.393%, due 11/15/43		1,202,677
1,689,596		S	Wells Fargo Mortgage-Backed Securities Trust, 2.833%, due 06/25/35		1,637,510
1,154,635		S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 11/25/36		1,202,741
1,556,463		S	Wells Fargo Mortgage-Backed Securities Trust, 5.273%, due 05/25/35		1,553,277
			Total Collateralized Mortgage Obligations
			(Cost $74,017,969)		76,968,550
MUNICIPAL BONDS: 0.2%
			Louisiana: 0.2%
988,000		S	Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, due 02/01/19		991,705
			Total Municipal Bonds
			(Cost $987,716)		991,705
OTHER BONDS: 29.5%
			Foreign Government Bonds: 29.5%
BRL	80,096,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14		45,210,671
EUR	6,500,000		Bundesrepublik Deutschland, 3.750%, due 01/04/19		9,385,121
EUR	4,400,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39		6,701,063
CAD	2,200,000		Canadian Government International Bond, 4.250%, due 06/01/18		2,373,961
	$1,426,000	#	Eskom Holdings Ltd., 5.750%, due 01/26/21		1,397,480
EUR	4,289,000		Italy Buoni Poliennali Del Tesoro, 3.000%, due 11/01/15		5,675,940
EUR	4,459,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 03/01/21		5,663,225
JPY	500,000,000		Japan Government Ten Year Bond, 1.400%, due 12/20/11		6,157,462
JPY	110,000,000		Japan Government Thirty Year Bond, 2.300%, due 03/20/39		1,392,636
JPY	500,000,000		Japan Government Thirty Year Bond, 2.300%, due 03/20/40		6,344,426
JPY	370,000,000		Japan Government Thirty Year Bond, 2.400%, due 09/20/38		4,777,891
JPY	800,000,000		Japan Government Two Year Bond, 0.400%, due 03/15/11		9,749,969
	$500,000	#	Korea Housing Finance Corp., 4.125%, due 12/15/15		507,918
KRW	21,931,000,000		Korea Treasury Bond, 4.750%, due 12/10/11		19,801,954
	$168,000,000		Mexican Cetes, 0.000%, due 09/22/11		13,441,939
ZAR	54,027,000		South Africa Government International Bond, 7.250%, due 01/15/20		6,873,969
EUR	2,381,000		Spain Government International Bond, 3.250%, due 04/30/16		3,048,184
EUR	2,214,000		Spain Government International Bond, 5.500%, due 04/30/21		3,066,544
UYU	6,067,000	S	Uruguay Government International Bond, 4.250%, due 04/05/27		451,288
			Total Other Bonds
			(Cost $146,252,045)		152,021,641

Notional Amount					Value
POSITIONS IN PURCHASED OPTIONS: 0.1%
			Foreign Currency Options 0.1%
5,100,000		@	Call Option OTC - Morgan Stanley
			JPY vs USD
			Strike @ 83.700 (USD)-Exp 02/18/11		5,263
26,200,000		@	Call Option OTC - Morgan Stanley
			JPY vs USD
			Strike @ 85.000 (JPY)-Exp 02/09/11		7,314
12,900,000		@	Call Option OTC - Morgan Stanley
			USD vs EUR
			Strike @ 1.310 (USD)-Exp 03/16/11		55,614
25,800,000		@	Call Option OTC - Morgan Stanley
			EUR vs USD
			Strike @ 1.320 (USD)-Exp 02/22/11		53,141
25,100,000		@	Put Option OTC - Morgan Stanley
			EUR vs USD
			Strike @ 1.360 (USD)-Exp 02/07/11		270,001
			Total Purchased Options
			(Cost $949,842)		391,333
			Total Long-Term Investments
			(Cost $543,187,574)		558,473,462

Principal Amount					Value
SHORT-TERM INVESTMENTS: 2.2%
			Commercial Paper: 2.0%
$3,000,000			Comcast Corp., 0.350%, due 02/23/11		2,999,329
3,000,000			General Discount, 0.420%, due 04/06/11		2,997,720
470,000			UBS AG Stamford CT, 0.430%, due 08/05/11		471,039
4,000,000			United Health, 0.320%, due 02/01/11		3,999,964
			Total Commercial Paper
			(Cost $10,468,052)		10,468,052

Shares					Value
			Mutual Funds: 0.2%
1,065,000			Blackrock Liquidity Funds TempFund Portfolio - Class I		1,065,000
			Total Mutual Funds
			(Cost $1,065,000)		1,065,000
			Total Short-Term Investments
			(Cost $11,533,052)		11,533,052
			Total Investments in Securities
			(Cost $554,720,626)*	110.8%	$570,006,514
			Other Assets and Liabilities - Net	(10.8)	(55,734,876)
			Net Assets	100.0%	$514,271,638

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

@	Non-income producing security
&	Payment-in-kind
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EU Euro
JPY	Japanese Yen
KRW	South Korean Won
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

*	Cost for federal income tax purposes is $555,826,570.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$19,223,097
	Gross Unrealized Depreciation	(5,043,153)
	Net Unrealized Appreciation	$14,179,944

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Positions In Purchased Options	$—	$391,333	$—	$391,333
Corporate Bonds/Notes	—	169,575,403	—	169,575,403
U.S. Government Agency Obligations	—	72,264,424	1,380,473	73,644,897
U.S. Treasury Obligations	—	58,045,666	—	58,045,666
Asset-Backed Securities	—	26,834,267	—	26,834,267
Collateralized Mortgage Obligations	—	76,968,550	—	76,968,550
Municipal Bonds	—	991,705	—	991,705
Other Bonds	—	152,021,641	—	152,021,641
Short-Term Investments	1,065,000	10,468,052	—	11,533,052
Total Investments, at value	$1,065,000	$567,561,041	$1,380,473	$570,006,514
Other Financial Instruments+:
Forward foreign currency contracts	—	6,217,201	—	6,217,201
Futures	1,408,941	—	—	1,408,941
Swaps, at fair value	—	94,060	172,955	267,015
Total Assets	$2,473,941	$573,872,302	$1,553,428	$577,899,671

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,791,274)	$—	$(3,791,274)
Futures	(2,027,403)	—	—	(2,027,403)
Swaps, at fair value	—	(794,062)	(31,391)	(825,453)
Written options	—	(568,832)	—	(568,832)
Total Liabilities	$(2,027,403)	$(5,154,168)	$(31,391)	$(7,212,962)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$844,160.00	$—	$557.00	$—	$(28,530.00)	$564,286.00	$—	$1,380,473.00
Total Investments, at value	$—	$844,160	$—	$557	$—	$(28,530)	$564,286	$—	$1,380,473
Other Financial Instruments+:
Swaps, at fair value	23,291	—	—	—	—	149,664	—	—	172,955
Total Assets	$23,291	$844,160	$—	$557	$—	$121,134	$564,286	$—	$1,553,428

Liabilities Table
Other Financial Instruments+:
Swaps, at fair value	$(30,636)	$—	$—	$—	$—	$(755)	$—	$—	$(31,391)
Total Liabilities	$(30,636)	$—	$—	$—	$—	$(755)	$—	$—	$(31,391)

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $120,379.

Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

At January 31, 2011 the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 5,247,017	BUY	2/11/11	$5,160,000	$5,222,298	$62,298
Australian Dollar
AUD 4,735,188	BUY	2/11/11	4,706,000	4,712,881	6,881
Canadian Dollar
CAD 4,862,047	BUY	2/11/11	4,882,000	4,854,480	(27,520)
EU Euro
EUR 9,571,987	BUY	2/11/11	12,797,000	13,103,713	306,713
EU Euro
EUR 2,164,028	BUY	2/11/11	2,955,000	2,962,478	7,478
EU Euro
EUR 2,161,229	BUY	2/11/11	2,940,000	2,958,647	18,647
Japanese Yen
JPY 591,052,973	BUY	2/14/11	7,198,000	7,201,519	3,519
Japanese Yen
JPY 627,224,858	BUY	2/14/11	7,636,000	7,642,246	6,246
Mexican Peso
MXN 50,174,749	BUY	2/11/11	4,106,000	4,132,460	26,460
Mexican Peso
MXN 66,201,669	BUY	2/11/11	5,475,000	5,452,459	(22,541)
Mexican Peso
MXN 83,293,354	BUY	2/11/11	6,913,000	6,860,153	(52,847)
Mexican Peso
MXN 82,827,436	BUY	2/11/11	6,844,000	6,821,780	(22,220)
New Zealand Dollar
NZD 3,748,753	BUY	2/11/11	2,838,196	2,890,602	52,406
Swedish Krona
SEK 137,855,680	BUY	2/28/11	20,967,243	21,352,197	384,954
Swedish Krona
SEK 26,090,227	BUY	2/28/11	3,992,000	4,041,064	49,064
Singapore Dollar
SGD 14,396,363	BUY	2/28/11	11,247,159	11,253,641	6,482
Turkish Lira
TRY 7,211,414	BUY	2/11/11	4,670,000	4,488,136	(181,864)
EU Euro
EUR 12,506,384	BUY	2/11/11	16,210,000	17,120,800	910,800
EU Euro
EUR 9,489,504	BUY	2/11/11	12,856,000	12,990,796	134,796
EU Euro
EUR 9,397,147	BUY	2/11/11	12,878,000	12,864,363	(13,637)
Japanese Yen
JPY 644,164,344	BUY	2/14/11	7,772,000	7,848,640	76,640
Philippine Peso
PHP 458,679,770	BUY	2/28/11	10,265,886	10,337,225	71,339
Australian Dollar
AUD 12,837,008	BUY	2/11/11	12,891,000	12,776,534	(114,466)
Australian Dollar
AUD 5,740,797	BUY	2/11/11	5,666,000	5,713,752	47,752
EU Euro
EUR 2,624,723	BUY	2/11/11	3,401,000	3,593,153	192,153
EU Euro
EUR 9,945,979	BUY	2/11/11	12,991,000	13,615,695	624,695

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 9,421,732	BUY	2/11/11	$12,878,000	$12,898,019	20,019
EU Euro
EUR 9,409,802	BUY	2/11/11	12,882,000	12,881,688	(312)
EU Euro
EUR 9,395,213	BUY	2/11/11	12,878,000	12,861,716	(16,284)
Japanese Yen
JPY 3,090,464,108	BUY	2/14/11	37,279,377	37,654,895	375,518
Indian Rupee
INR 472,190,680	BUY	2/11/11	10,333,531	10,264,916	(68,615)
Australian Dollar
AUD 28,554,426	BUY	2/11/11	28,158,319	28,419,908	261,589
Canadian Dollar
CAD 31,358,085	BUY	2/11/11	31,424,202	31,309,276	(114,926)
Danish Krone
DKK 6,953,272	BUY	2/28/11	1,273,004	1,276,799	3,795
EU Euro
EUR 1,137,602	BUY	2/11/11	1,534,000	1,557,338	23,338
British Pound
GBP 26,366,913	BUY	2/28/11	42,127,525	42,227,510	99,985
New Zealand Dollar
NZD 179,918	BUY	2/11/11	138,000	138,732	732
Australian Dollar
AUD 4,584,346	BUY	2/11/11	4,527,000	4,562,749	35,749
Australian Dollar
AUD 4,483,204	BUY	2/11/11	4,472,000	4,462,084	(9,916)
Australian Dollar
AUD 4,454,770	BUY	2/11/11	4,416,000	4,433,784	17,784
Australian Dollar
AUD 4,564,127	BUY	2/11/11	4,523,000	4,542,626	19,626
Canadian Dollar
CAD 2,173,581	BUY	2/11/11	2,188,000	2,170,198	(17,802)
Canadian Dollar
CAD 2,276,203	BUY	2/11/11	2,294,000	2,272,660	(21,340)
Canadian Dollar
CAD 3,284,476	BUY	2/11/11	3,319,000	3,279,363	(39,637)
Canadian Dollar
CAD 4,041,669	BUY	2/11/11	4,084,000	4,035,378	(48,622)
Canadian Dollar
CAD 3,830,224	BUY	2/11/11	3,828,000	3,824,262	(3,738)
Chilean Peso
CLP 2,429,576,250	BUY	2/28/11	4,917,673	5,015,503	97,830
EU Euro
EUR 13,459,887	BUY	2/11/11	17,368,382	18,426,111	1,057,729
EU Euro
EUR 9,491,416	BUY	2/11/11	12,856,000	12,993,415	137,415
EU Euro
EUR 2,559,130	BUY	2/11/11	3,502,000	3,503,358	1,358
EU Euro
EUR 2,156,015	BUY	2/11/11	2,961,000	2,951,509	(9,491)
Indonesian Rupiah
IDR 94,418,806,000	BUY	2/11/11	10,307,730	10,418,738	111,008
Japanese Yen
JPY 468,910,254	BUY	2/14/11	5,661,000	5,713,306	52,306
South Korean Won
KRW 1,706,103,000	BUY	2/28/11	1,530,000	1,518,885	(11,115)
Norwegian Krone
NOK 131,401,705	BUY	2/28/11	22,675,260	22,722,262	47,002
Turkish Lira
TRY 16,100,344	BUY	2/11/11	10,390,000	10,020,301	(369,699)
					$4,185,514

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 335,628,140	SELL	2/14/11	$4,044,000	$4,089,367	$(45,367)
Japanese Yen
JPY 335,506,820	SELL	2/14/11	4,044,000	4,087,889	(43,889)
Canadian Dollar
CAD 4,369,045	SELL	2/11/11	4,412,000	4,362,244	49,756
Japanese Yen
JPY 605,832,599	SELL	2/14/11	7,301,000	7,381,598	(80,598)
New Zealand Dollar
NZD 2,833,029	SELL	2/11/11	2,146,000	2,184,503	(38,503)
New Zealand Dollar
NZD 13,657,478	SELL	2/11/11	10,320,000	10,531,057	(211,057)
Japanese Yen
JPY 165,947,345	SELL	2/14/11	2,008,000	2,021,939	(13,939)
Swiss Franc
CHF 5,882,166	SELL	2/28/11	6,180,395	6,232,834	(52,439)
Brazilian Real
BRL 78,494,619	SELL	2/28/11	46,595,405	46,791,545	(196,140)
Norwegian Krone
NOK 27,797,636	SELL	2/28/11	4,801,000	4,806,826	(5,826)
Australian Dollar
AUD 25,969,807	SELL	2/11/11	25,661,000	25,847,466	(186,466)
EU Euro
EUR 9,723,471	SELL	2/11/11	13,206,000	13,311,089	(105,089)
EU Euro
EUR 9,442,222	SELL	2/11/11	12,834,000	12,926,069	(92,069)
Norwegian Krone
NOK 26,837,158	SELL	2/28/11	4,643,000	4,640,738	2,262
New Zealand Dollar
NZD 4,067,932	SELL	2/11/11	3,106,000	3,136,715	(30,715)
Norwegian Krone
NOK 26,085,092	SELL	2/28/11	4,520,000	4,510,690	9,310
New Zealand Dollar
NZD 4,095,793	SELL	2/11/11	3,138,000	3,158,199	(20,199)
EU Euro
EUR 9,437,197	SELL	2/11/11	12,855,000	12,919,190	(64,190)
British Pound
GBP 6,120,087	SELL	2/28/11	9,703,000	9,801,528	(98,528)
New Zealand Dollar
NZD 3,933,152	SELL	2/11/11	3,040,000	3,032,789	7,211
South Korean Won
KRW 2,132,228,000	SELL	2/28/11	1,897,000	1,898,250	(1,250)
South African Rand
ZAR 52,653,050	SELL	2/11/11	7,669,031	7,311,747	357,284
Japanese Yen
JPY 1,654,556	SELL	2/14/11	20,000	20,159	(159)
EU Euro
EUR 9,587,333	SELL	2/11/11	12,797,000	13,124,722	(327,722)
British Pound
GBP 16,387,855	SELL	2/28/11	25,818,000	26,245,708	(427,708)
EU Euro
EUR 9,430,564	SELL	2/11/11	12,882,000	12,910,111	(28,111)
British Pound
GBP 4,497,665	SELL	2/28/11	7,162,000	7,203,163	(41,163)
Australian Dollar
AUD 4,983,717	SELL	2/11/11	4,949,000	4,960,239	(11,239)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexican Peso
MXN 52,156,733	SELL	2/11/11	$4,252,000	$4,295,699	$(43,699)
Australian Dollar
AUD 12,849,023	SELL	2/11/11	12,856,000	12,788,492	67,508
Mexican Peso
MXN 17,455,961	SELL	2/11/11	1,445,000	1,437,697	7,303
Mexican Peso
MXN 125,510,153	SELL	2/11/11	10,354,000	10,337,186	16,814
EU Euro
EUR 9,421,849	SELL	2/11/11	12,878,000	12,898,180	(20,180)
Indian Rupee
INR 472,190,680	SELL	2/11/11	10,348,251	10,264,916	83,335
Japanese Yen
JPY 362,971,180	SELL	2/14/11	4,362,000	4,422,521	(60,521)
Japanese Yen
JPY 361,816,995	SELL	2/14/11	4,362,000	4,408,458	(46,458)
Canadian Dollar
CAD 3,771,521	SELL	2/11/11	3,772,000	3,765,651	6,349
British Pound
GBP 2,387,626	SELL	2/28/11	3,773,000	3,823,864	(50,864)
Mexican Peso
MXN 166,101,926	SELL	2/11/11	13,514,660	13,680,379	(165,719)
Australian Dollar
AUD 4,752,361	SELL	2/11/11	4,669,000	4,729,973	(60,973)
Canadian Dollar
CAD 3,512,213	SELL	2/11/11	3,539,000	3,506,747	32,253
Canadian Dollar
CAD 13,942,940	SELL	2/11/11	14,025,000	13,921,238	103,762
South Korean Won
KRW 15,692,005,420	SELL	2/28/11	13,980,760	13,970,059	10,701
Turkish Lira
TRY 11,149,059	SELL	2/11/11	7,047,000	6,938,791	108,209
Norwegian Krone
NOK 26,653,270	SELL	2/28/11	4,595,000	4,608,940	(13,940)
New Zealand Dollar
NZD 4,031,939	SELL	2/11/11	3,112,000	3,108,962	3,038
Turkish Lira
TRY 12,162,699	SELL	2/11/11	7,529,684	7,569,646	(39,962)
					$(1,759,587)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on January 31, 2011:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Australia 3-Year Bond	112	03/15/11	$11,453,159	$77,340
Australia 10-Year Bond	7	03/15/11	722,514	3,890
Canada 10-Year Bond	128	03/22/11	15,500,355	(109,839)
Euro-Bund	201	03/08/11	34,053,150	(389,486)
Euro-Schatz	379	03/08/11	56,080,978	(427,033)
Japan 10-Year Bond (TSE)	22	03/10/11	37,529,727	3,222
Long Gilt	197	03/29/11	37,025,069	(989,496)
Short Gilt	24	03/29/11	4,192,350	(21,678)
U.S. Treasury 5-Year Note	77	03/31/11	9,117,883	(8,615)
U.S. Treasury Ultra Long Bond	32	03/22/11	3,941,000	(25,178)
			$209,616,185	$(1,886,873)
Short Contracts
Euro-Bobl 5-Year	98	03/08/11	$15,674,526	$31,372
Medium Gilt	124	03/29/11	22,792,657	277,834
U.S. Treasury 2-Year Note	200	03/31/11	43,837,500	(56,078)
U.S. Treasury 10-Year Note	358	03/22/11	43,245,283	558,447
U.S. Treasury Long Bond	78	03/22/11	9,408,750	456,836
			$134,958,716	$1,268,411

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on January 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

								Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional	Fair	Upfront Payments	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount	Value	Paid/(Received)	(Depreciation)

The Royal Bank of Scotland PLC	Japanese Government Bond	Buy	(0.610)	12/20/14	9,000,000	$24,183	$—	$24,183
						$24,183	$—	$24,183

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

(1)           If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

ING Global Bond Fund Cross-Currency Inflation-Linked Swap Agreements Outstanding on January 31, 2011:

	Notional Amount on	Notional Amount on						Upfront
	Fixed Rate	Floating Rate				Termination	Fair	Payments	Unrealized
Counterparty	(Currency Received)	(Currency Delivered)		Floating Rate	Fixed Rate	Date	Value	Paid (Received)	Depreciation

Deutsche Bank AG	U.F. 230,187	CLP	4,917,045,000	6-month Tasa Nominal Anual Promedio (TNA)	0.88%	10/19/12	$(31,391)	$—	$(31,391)
							$(31,391)	$—	$(31,391)

Unidad de Fomento (U.F.). A Chilean currency unit indexed according to inflation. The index is calculated on a monthly basis effective on the 10th day of the current month until the 9th day of the following month, with the value of the U.F. adjusted daily.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on January 31, 2011:

					Upfront	Unrealized
	Termination	Notional		Fair	Payments	Appreciation/
	Date	Amount		Value	Paid / (Received)	(Depreciation)
Receive a fixed rate equal to 2.056% and pay a floating rate based on 3-month CAD-BA-CDOR
Counterparty: Citigroup, Inc.	07/28/13	CAD	25,000,000	$69,877	$—	$69,877
Receive a fixed rate equal to 1.803% and pay a floating rate based on 6-month CAD-BA-CDOR
Counterparty: Deutsche Bank AG	09/21/13	CAD	24,000,000	(115,206)	—	(115,206)
Pay a fixed rate equal to 4.140% and receive a floating rate based on the 6-month Tasa Nominal Anual Promedio (TNA)
Counterparty: Deutsche Bank AG	10/19/12	CLP	4,917,045,000	172,955	—	172,955
Receive a fixed rate equal to 5.800% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: Citigroup, Inc.	07/17/15	MXN	74,980,000	(203,427)	—	(203,427)
Receive a fixed rate equal to 6.225% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: Citigroup, Inc.	07/17/15	MXN	104,000,000	(135,620)	—	(135,620)
Receive a fixed rate equal to 5.950% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: Deutsche Bank AG	11/12/15	MXN	65,313,000	(178,243)	—	(178,243)
Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Citigroup, Inc.	05/11/20	USD	10,271,000	(111,370)	—	(111,370)
Pay a fixed rate equal to 2.870% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Credit Suisse First Boston	12/24/17	USD	25,000,000	(48,536)	—	(48,536)
Pay a fixed rate equal to 3.444% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Credit Suisse First Boston	12/24/20	USD	45,000,000	(1,660)	—	(1,660)
				$(551,230)	$—	$(551,230)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

ING Global Bond Fund Written Currency Options Open on January 31, 2011:

	Exercise	Expiration	Notional		Premiums	Fair
Description/Name of Issuer	Price	Date	Amount		Received	Value
Foreign Currency Options

Put Option OTC - Morgan Stanley	80.350	02/18/11	USD	5,100,000	$22,950	$(5,100)
JPY vs USD Currency Option 02/11

Put Option OTC - Morgan Stanley	81.000	02/09/11	USD	26,200,000	165,060	(54,921)
JPY vs USD Currency Option 02/11

Put Option OTC - Morgan Stanley	1.360	03/16/11	USD	12,900,000	149,640	(261,594)
EUR vs USD Currency Option 03/11

Put Option OTC - Morgan Stanley	1.380	02/22/11	USD	25,800,000	128,742	(199,404)
EUR vs USD Currency Option 02/11

Put Option OTC - Morgan Stanley	1.395	02/07/11	USD	50,200,000	72,790	(47,813)
EUR vs USD Currency Option 02/11
					$539,182	$(568,832)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2011 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Derivatives Fair Value*
Credit contracts	$24,183
Foreign exchange contracts	2,217,037
Interest rate contracts	(1,169,692)
Total	$1,071,528

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Australia: 4.1%
51,250		Australia & New Zealand Banking Group Ltd.	$1,214,612
359,508		BlueScope Steel Ltd.	765,503
210,494		Insurance Australia Group	802,836
178,936		MAp Group	534,242
425,225		Telstra Corp., Ltd.	1,189,668
			4,506,861
		Barbados: 0.5%
6,461		Everest Re Group Ltd.	544,533
			544,533
		Brazil: 0.7%
51,249	l	Tele Norte Leste Participacoes SA ADR	810,759
			810,759
		Canada: 1.5%
17,261		Enerplus Corp.	556,667
30,221		TransCanada Corp.	1,103,041
			1,659,708
		China: 0.4%
372,000		Guangzhou Automobile Group Co., Ltd.	480,875
			480,875
		Denmark: 0.6%
18,447		D/S Norden	626,221
			626,221
		Finland: 1.0%
104,558		Nokia OYJ	1,115,272
			1,115,272
		France: 11.4%
22,335		Alstom	1,246,500
16,097		BNP Paribas	1,201,457
10,927		Capgemini S.A.	549,714
11,862		Carrefour S.A.	579,912
44,919		Gaz de France	1,779,237
18,978		Lafarge S.A.	1,126,308
24,566		Sanofi-Aventis	1,678,908
32,069		Total S.A.	1,876,560
14,224		Vinci S.A.	821,259
57,363		Vivendi	1,639,845
			12,499,700
		Germany: 5.7%
9,309		Allianz AG	1,294,019
10,635		Deutsche Boerse AG	806,052
66,288		Deutsche Post AG	1,217,530
52,157		E.ON AG	1,740,065
7,577		Muenchener Rueckversicherungs AG	1,187,749
			6,245,415
		Hong Kong: 1.1%
24,516		China Mobile Ltd. ADR	1,204,716
			1,204,716
		Ireland: 0.6%
31,614		CRH PLC	680,968
			680,968
		Italy: 2.6%
69,603		ENI S.p.A.	1,647,927
368,269		Intesa Sanpaolo S.p.A.	1,226,430
			2,874,357
		Japan: 10.1%
24,200		Canon, Inc.	1,191,214
218,000		Mitsubishi UFJ Financial Group, Inc.	1,132,274
48,700		Mitsui & Co., Ltd.	822,035
603,500		Mizuho Financial Group, Inc.	1,165,090
5,600		Nintendo Co., Ltd.	1,514,158
689		NTT DoCoMo, Inc.	1,232,102
31,700		Seven & I Holdings Co., Ltd.	818,693
55,600		Shiseido Co., Ltd.	1,120,306
46,300		Sumitomo Mitsui Financial Group, Inc.	1,574,200
17,700		Trend Micro, Inc.	534,693
			11,104,765
		Netherlands: 1.9%
38,515		Koninklijke Philips Electronics NV	1,200,059
23,577		Royal Dutch Shell PLC	831,918
			2,031,977
		Singapore: 1.9%
73,500		DBS Group Holdings Ltd.	866,685
495,000		Singapore Telecommunications Ltd.	1,205,567
			2,072,252

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		South Africa: 0.5%
10,551		Sasol Ltd.	$511,764
			511,764
		South Korea: 1.0%
21,786		KT&G Corp.	1,149,858
			1,149,858
		Spain: 1.7%
30,236		Abertis Infraestructuras S.A.	593,289
55,293		Banco Bilbao Vizcaya Argentaria S.A.	677,964
23,905		Telefonica S.A.	598,473
			1,869,726
		Sweden: 0.1%
6,542		Telefonaktiebolaget LM Ericsson	80,718
			80,718
		Switzerland: 2.2%
26,463		Credit Suisse Group	1,181,429
7,883		Roche Holding AG - Genusschein	1,199,304
			2,380,733
		Taiwan: 1.1%
92,022		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,202,728
			1,202,728
		United Kingdom: 6.0%
17,040		AstraZeneca PLC	830,764
40,972		BT Group PLC	115,733
66,494		GlaxoSmithKline PLC	1,200,636
111,035		HSBC Holdings PLC	1,210,616
136,144		Reed Elsevier PLC	1,204,597
66,148		Scottish & Southern Energy PLC	1,228,034
278,121		Thomas Cook Group PLC	849,458
			6,639,838
		United States: 39.4%
26,520		Abbott Laboratories	1,197,643
15,194		AGL Resources, Inc.	557,620
9,526		Air Products & Chemicals, Inc.	831,144
34,575		Altria Group, Inc.	812,858
33,642		American Electric Power Co., Inc.	1,200,347
40,369		Arthur J. Gallagher & Co.	1,198,152
59,844		AT&T, Inc.	1,646,907
11,524		Automatic Data Processing, Inc.	552,000
33,850		Baxter International, Inc.	1,641,387
17,619		Chevron Corp.	1,672,572
53,353		ConAgra Foods, Inc.	1,191,372
4,900		Consolidated Edison, Inc.	244,559
6,918	L	Cullen/Frost Bankers, Inc.	399,722
11,719	L	Diamond Offshore Drilling	840,369
32,711		Exelon Corp.	1,390,545
20,827		ExxonMobil Corp.	1,680,322
39,225	L	First Niagara Financial Group, Inc.	544,443
40,720		General Electric Co.	820,101
14,869		Honeywell International, Inc.	832,813
75,119		Hudson City Bancorp., Inc.	824,807
10,017		Illinois Tool Works, Inc.	535,809
56,217		Intel Corp.	1,206,417
25,474		JC Penney Co., Inc.	816,951
20,103		Johnson & Johnson	1,201,556
18,703		Kimberly-Clark Corp.	1,210,645
39,515		Kraft Foods, Inc.	1,207,974
7,346		Lorillard, Inc.	552,713
20,554		Maxim Integrated Products	530,704
11,225		McDonald’s Corp.	826,946
36,480		Merck & Co., Inc.	1,210,042
59,281		Microsoft Corp.	1,643,566
28,399		National Semiconductor Corp.	428,971
18,337		Nucor Corp.	841,852
15,507		People’s United Financial, Inc.	200,609
18,733		PepsiCo, Inc.	1,204,719
90,639		Pfizer, Inc.	1,651,443
68,375	L	Pitney Bowes, Inc.	1,660,145
47,478		PPL Corp.	1,224,458
12,831		Procter & Gamble Co.	810,021
25,858		Reynolds American, Inc.	822,543
14,200		Southern Co.	534,204
32,006		Spectra Energy Corp.	839,517
21,616		Travelers Cos., Inc.	1,216,116
3,751		VF Corp.	309,836
9,671		Wal-Mart Stores, Inc.	542,253
			43,309,693
		Total Common Stock
		(Cost $94,740,934)	105,603,437

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Australia: 0.5%
209,829		Westfield Retail Trust		$554,130
				554,130
		United Kingdom: 0.5%
50,939		Land Securities Group PLC		550,361
				550,361
		Total Real Estate Investment Trusts
		(Cost $1,138,514)		1,104,491
		Total Long-Term Investments
		(Cost $95,879,448)		106,707,928
SHORT-TERM INVESTMENTS: 3.4%
		Securities Lending Collateral(cc): 3.4%
3,685,909		BNY Mellon Overnight Government Fund (1)		3,685,909
123,900	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		99,120
		Total Short-Term Investments
		(Cost $3,809,808)		3,785,029
		Total Investments in Securities
		(Cost $99,689,256)*	100.5%	$110,492,957
		Other Assets and Liabilities - Net	(0.5)	(585,043)
		Net Assets	100.0%	$109,907,914

	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	*	Cost for federal income tax purposes is $102,944,675.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,780,561
		Gross Unrealized Depreciation		(4,232,279)
		Net Unrealized Appreciation		$7,548,282

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	5.6%
Consumer Staples	10.9
Energy	10.5
Financials	19.6
Health Care	10.8
Industrials	9.9
Information Technology	9.6
Materials	3.9
Telecommunication Services	7.3
Utilities	9.0
Short-Term Investments	3.4
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,506,861	$—	$4,506,861
Barbados	544,533	—	—	544,533
Brazil	810,759	—	—	810,759
Canada	1,659,708	—	—	1,659,708
China	—	480,875	—	480,875
Denmark	—	626,221	—	626,221
Finland	—	1,115,272	—	1,115,272
France	—	12,499,700	—	12,499,700
Germany	—	6,245,415	—	6,245,415
Hong Kong	1,204,716	—	—	1,204,716
Ireland	—	680,968	—	680,968
Italy	—	2,874,357	—	2,874,357
Japan	—	11,104,765	—	11,104,765
Netherlands	—	2,031,977	—	2,031,977
Singapore	—	2,072,252	—	2,072,252
South Africa	—	511,764	—	511,764
South Korea	—	1,149,858	—	1,149,858
Spain	—	1,869,726	—	1,869,726
Sweden	—	80,718	—	80,718
Switzerland	—	2,380,733	—	2,380,733
Taiwan	1,202,728	—	—	1,202,728
United Kingdom	—	6,639,838	—	6,639,838
United States	43,309,693	—	—	43,309,693
Total Common Stock	48,732,137	56,871,300	—	105,603,437
Real Estate Investment Trusts	554,130	550,361	—	1,104,491
Short-Term Investments	3,685,909	—	99,120	3,785,029
Total Investments, at value	$52,972,176	$57,421,661	$99,120	$110,492,957

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$99,120	$—	$—	$—	$—	$—	$—	$—	$99,120
Total Investments, at value	$99,120	$—	$—	$—	$—	$—	$—	$—	$99,120

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Australia: 0.7%
157,327	@	Australian Worldwide Exploration Ltd.	$279,829
237,421	@	Mount Gibson Iron Ltd.	502,758
56,300		OneSteel Ltd.	153,478
			936,065
		Brazil: 0.7%
23,600		Petroleo Brasileiro SA ADR	866,828
			866,828
		Canada: 23.7%
28,800		Alamos Gold, Inc.	435,444
77,349		Barrick Gold Corp.	3,674,851
103,474		Canadian Natural Resources Ltd.	4,606,662
50,500	@	Centerra Gold, Inc.	810,441
18,800		Domtar Corp.	1,653,084
85,807		EnCana Corp.	2,768,992
47,200		Ensign Energy Services, Inc.	764,080
26,008		GoldCorp, Inc.	1,045,782
42,100	@	Harry Winston Diamond Corp.	455,328
169,500	@	Lundin Mining Corp.	1,213,677
96,817		Nexen, Inc.	2,434,948
109,232	@	Precision Drilling Corp.	1,148,028
150,465		Suncor Energy, Inc.	6,245,802
49,529		Teck Cominco Ltd. - Class B	3,001,457
			30,258,576
		China: 1.1%
1,225,334		China Petroleum & Chemical Corp.	1,354,333
			1,354,333
		Italy: 0.6%
17,831		Tenaris S.A. ADR	841,088
			841,088
		Japan: 0.4%
42		Inpex Holdings, Inc.	269,896
29,500		Mitsui OSK Lines Ltd.	189,773
			459,669
		Netherlands: 1.5%
27,973		Royal Dutch Shell PLC ADR - Class A	1,985,803
			1,985,803
		Russia: 2.2%
54,765		Gazprom OAO ADR	1,465,511
20,896		Lukoil-Spon ADR	1,294,925
			2,760,436
		United Kingdom: 1.2%
3,300		Randgold Resources Ltd. ADR	252,417
18,560		Rio Tinto PLC ADR	1,289,549
			1,541,966
		United States: 65.9%
42,929	@	Alpha Natural Resources, Inc.	2,306,575
13,800		Anadarko Petroleum Corp.	1,063,704
36,287		Apache Corp.	4,331,216
83,609		Arch Coal, Inc.	2,863,608
23,200	@	Bill Barrett Corp.	950,736
66,408	@	Cal Dive International, Inc.	407,745
62,767		Chevron Corp.	5,958,471
9,300		Cliffs Natural Resources, Inc.	794,778
38,300	@	Coeur d’Alene Mines Corp.	895,454
124,816		ConocoPhillips	8,919,354
79,200	@	Denbury Resources, Inc.	1,611,720
46,287		Devon Energy Corp.	4,105,194
33,065		Ensco International PLC ADR	1,796,752
159,064		ExxonMobil Corp.	12,833,284
30,128		Halliburton Co.	1,355,760
42,500		Hess Corp.	3,575,100
75,670		International Paper Co.	2,185,350
12,000		Kaiser Aluminum Corp.	572,520
30,800	@	McMoRan Exploration Co.	482,020
34,100		Murphy Oil Corp.	2,260,830
56,678		National Oilwell Varco, Inc.	4,188,504
35,300		Newmont Mining Corp.	1,943,971
62,200	@	PetroHawk Energy Corp.	1,247,110
20,000		Range Resources Corp.	997,400
110,960		Schlumberger Ltd.	9,874,330
34,100	@	Tetra Technologies, Inc.	387,035
13,058	@	Transocean Ltd.	1,043,726
10,104	@	Unit Corp.	517,325
19,944		United States Steel Corp.	1,150,170

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		United States (continued)
51,200		Valero Energy Corp.		$1,298,432
94,600	@	Weatherford International Ltd.		2,243,912
				84,162,086
		Total Common Stock
		(Cost $90,813,181)		125,166,850
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
2,972,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		2,972,000
		Total Short-Term Investments
		(Cost $2,972,000)		2,972,000
		Total Investments in Securities
		(Cost $93,785,181)*	100.4%	$128,138,850
		Other Assets and Liabilities - Net	(0.4)	(449,932)
		Net Assets	100.0%	$127,688,918

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $97,832,834.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,774,516
		Gross Unrealized Depreciation		(4,468,500)
		Net Unrealized Appreciation		$30,306,016

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Energy	80.6%
Industrials	0.1
Materials	17.3
Short-Term Investments	2.4
Other Assets and Liabilities - Net	(0.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$936,065	$—	$936,065
Brazil	866,828	—	—	866,828
Canada	30,258,576	—	—	30,258,576
China	—	1,354,333	—	1,354,333
Italy	841,088	—	—	841,088
Japan	—	459,669	—	459,669
Netherlands	1,985,803	—	—	1,985,803
Russia	2,760,436	—	—	2,760,436
United Kingdom	1,289,549	252,417	—	1,541,966
United States	84,162,086	—	—	84,162,086
Total Common Stock	122,164,366	3,002,484	—	125,166,850
Short-Term Investments	2,972,000	—	—	2,972,000
Total Investments, at value	$125,136,366	$3,002,484	$—	$128,138,850

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Bermuda: 0.5%
4,707		Credicorp Ltd.	$490,752
			490,752
		Brazil: 3.6%
34,343	@	Fibria Celulose SA	530,097
70,813		PDG Realty SA Empreendimentos e Participacoes	391,671
27,512		Petroleo Brasileiro SA ADR	1,010,516
113,381		SLC Agricola SA	1,346,057
19,426		Vale SA	594,218
			3,872,559
		Canada: 2.4%
17,156		Barrick Gold Corp.	813,297
24,302		GoldCorp, Inc.	975,381
19,444		Suncor Energy, Inc.	805,061
			2,593,739
		China: 4.3%
894,000		China Communications Construction Co., Ltd.	727,602
994,000		China Construction Bank	878,451
300,000		China Yurun Food Group Ltd.	979,231
202,000		Golden Eagle Retail Group Ltd.	556,712
71,475		Hengan International Group Co., Ltd.	536,522
52,500		Ping An Insurance Group Co. of China Ltd.	525,303
106,000		ZTE Corp.	421,899
			4,625,720
		Denmark: 0.9%
5,312		Novo-Nordisk A/S	598,077
10,840	@	Vestas Wind Systems A/S	371,865
			969,942
		France: 3.2%
8,777		Groupe Danone	527,679
8,182		LVMH Moet Hennessy Louis Vuitton S.A.	1,276,788
14,349		Total S.A.	839,651
13,700		Vinci S.A.	791,004
			3,435,122
		Germany: 2.7%
6,303		Allianz AG	876,163
15,263		Bayer AG	1,127,012
6,712		Siemens AG	860,435
			2,863,610
		Hong Kong: 2.7%
185,800	@	AIA Group Ltd.	511,170
1,160,000	L	Chaoda Modern Agriculture	836,394
241,000		China Resources Enterprise	949,155
1,126,000		Guangdong Investment Ltd.	577,322
			2,874,041
		Indonesia: 2.7%
213,000		Astra International Tbk PT	1,159,775
2,691,902		Bank Mandiri	1,784,930
			2,944,705
		Italy: 0.4%
32,403	@	Fiat Industrial S.p.A.	438,544
			438,544
		Japan: 9.0%
19,000		Daikin Industries Ltd.	658,367
27,428		Honda Motor Co., Ltd.	1,182,207
54,800		Itochu Corp.	596,477
41,319		Kubota Corp.	420,812
14,300		Kurita Water Industries Ltd.	447,397
77,000		Marubeni Corp.	579,728
59,000		Mitsubishi Estate Co., Ltd.	1,115,247
100,200		Mitsubishi UFJ Financial Group, Inc.	520,431
62,500		Mitsui & Co., Ltd.	1,054,974
53,000		Mitsui Fudosan Co., Ltd.	1,081,257
40,000		NGK Insulators Ltd.	675,808
15,100		Sumitomo Mitsui Financial Group, Inc.	513,400
18,800		Toyota Motor Corp.	773,988
			9,620,093
		Kazakhstan: 0.6%
36,596		Eurasian Natural Resources Corp.	589,749
			589,749
		Mexico: 0.7%
291,418	@	Empresas ICA S.A.B. de C.V.	738,695
			738,695
		Netherlands: 2.8%
14,104		Akzo Nobel NV	880,977

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value

		Netherlands (continued)
45,330		Koninklijke KPN NV	$713,408
30,707		Unilever NV	907,301
10,987	@	X5 Retail Group N.V. GDR	466,687
			2,968,373
		Norway: 0.7%
49,629		Telenor ASA	765,240
			765,240
		Peru: 0.4%
10,522		Cia de Minas Buenaventura SA ADR	431,402
			431,402
		Poland: 1.1%
82,000		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,175,071
			1,175,071
		Russia: 1.6%
64,275		Gazprom OAO ADR	1,719,999
			1,719,999
		Singapore: 1.0%
141,000		Oversea-Chinese Banking Corp.	1,093,449
			1,093,449
		South Africa: 1.0%
33,997		Gold Fields Ltd.	537,735
39,241		Standard Bank Group Ltd.	575,223
			1,112,958
		South Korea: 1.9%
1,057		Samsung Electronics Co., Ltd.	928,031
25,201	@	Shinhan Financial Group Ltd.	1,118,674
			2,046,705
		Spain: 0.8%
35,264	@	Telefonica S.A.	882,852
			882,852
		Switzerland: 7.1%
48,000	@	ABB Ltd.	1,133,996
18,495		Cie Financiere Richemont SA	1,006,745
27,034		Credit Suisse Group	1,206,921
8,825		Novartis AG	491,286
3,749		Roche Holding AG - Genusschein	570,366
1,811		Syngenta AG	584,030
90,000	@	UBS AG - Reg	1,611,392
46,802		Xstrata PLC	1,036,574
			7,641,310
		United Kingdom: 7.1%
29,348	@	Autonomy Corp. PLC	703,522
45,267		BG Group PLC	1,015,726
23,914		BHP Billiton PLC	913,126
225,569		BP PLC	1,772,481
166,333		HSBC Holdings PLC	1,813,531
13,731		Rio Tinto PLC	942,987
19,368		Standard Chartered PLC	504,409
			7,665,782
		United States: 37.7%
13,283		Abbott Laboratories	599,860
68,985	@	Adobe Systems, Inc.	2,279,954
10,447	@	AGCO Corp.	529,663
4,848	@	Apple, Inc.	1,645,023
12,020		Baxter International, Inc.	582,850
44,928	@	Blackstone Group LP	706,717
66,537	@	Brocade Communications Systems, Inc.	375,269
13,387	@	Celgene Corp.	689,832
18,504		Chesapeake Energy Corp.	546,423
8,831		Chevron Corp.	838,327
39,420	@	Cisco Systems, Inc.	833,733
474,253	@	Citigroup, Inc.	2,285,897
32,594	@	Citrix Systems, Inc.	2,059,289
6,817		Coca-Cola Co.	428,448
94,113	@	Dean Foods Co.	955,247
26,048	@	EMC Corp.	648,335
18,159		ExxonMobil Corp.	1,465,068
52,560		General Electric Co.	1,058,558
50,188	@	Geron Corp.	245,921
17,296	@	Gilead Sciences, Inc.	663,820
3,884		Goldman Sachs Group, Inc.	635,500
1,736	@	Google, Inc. - Class A	1,042,225
32,744		Hewlett-Packard Co.	1,496,073
9,542		Johnson & Johnson	570,325
25,595		JPMorgan Chase & Co.	1,150,239
25,732	@	Juniper Networks, Inc.	955,172
15,987	@	Life Technologies Corp.	867,934
9,719		Metlife, Inc.	444,839
24,254		Microsoft Corp.	672,442
8,279		Monsanto Co.	607,513
19,519	@	NetApp, Inc.	1,068,275
10,715		Occidental Petroleum Corp.	1,035,926

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value

		United States (continued)
19,424		Oracle Corp.		$622,151
11,845		PepsiCo, Inc.		761,752
8,154		Procter & Gamble Co.		514,762
35,555	@	Quanta Services, Inc.		843,720
16,702	@, L	Rubicon Technology, Inc.		300,803
8,766		Schlumberger Ltd.		780,086
22,336	@	Southwestern Energy Co.		882,272
49,269	@	Symantec Corp.		867,627
19,022	@	Teradata Corp.		817,756
20,899	@	Thermo Fisher Scientific, Inc.		1,196,886
32,910	@	Titanium Metals Corp.		620,354
38,161		Wells Fargo & Co.		1,237,180
20,747		Yum! Brands, Inc.		970,130
				40,400,176
		Total Common Stock
		(Cost $85,410,047)		103,960,588
EXCHANGE-TRADED FUNDS: 2.0%
		United States: 2.0%
34,531	@, L	SPDR S&P Biotech ETF		2,134,361

		Total Exchange-Traded Funds
		(Cost $1,719,123)		2,134,361
PREFERRED STOCK: 1.0%
		Brazil: 1.0%
30,760		Cia Energetica de Sao Paulo		525,353
72,459		Itausa - Investimentos Itau SA		512,488

		Total Preferred Stock
		(Cost $955,110)		1,037,841

		Total Long-Term Investments
		(Cost $88,084,280)		107,132,790
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateral(cc): 2.4%
2,466,085		BNY Mellon Overnight Government Fund (1)		2,466,085
173,707	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		138,966

		Total Short-Term Investments
		(Cost $2,639,792)		2,605,051

		Total Investments in Securities
		(Cost $90,724,072)*	102.3%	$109,737,841
		Other Assets and Liabilities - Net	(2.3)	(2,467,119)
		Net Assets	100.0%	$107,270,722

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.

	*	Cost for federal income tax purposes is $91,334,033.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,149,852
		Gross Unrealized Depreciation		(1,746,044)
		Net Unrealized Appreciation		$18,403,808

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	6.8%
Consumer Staples	8.6
Energy	11.9
Financials	22.7
Health Care	7.7
Industrials	11.1
Information Technology	16.5
Materials	9.4
Telecommunication Services	2.2
Utilities	1.0
Other Long-Term Investments	2.0
Short-Term Investments	2.4
Other Assets and Liabilities - Net	(2.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Bermuda	$490,752	$—	$—	$490,752
Brazil	3,872,559	—	—	3,872,559
Canada	2,593,739	—	—	2,593,739
China	—	4,625,720	—	4,625,720
Denmark	—	969,942	—	969,942
France	—	3,435,122	—	3,435,122
Germany	860,435	2,003,175	—	2,863,610
Hong Kong	511,170	2,362,871	—	2,874,041
Indonesia	—	2,944,705	—	2,944,705
Italy	438,544	—	—	438,544
Japan	—	9,620,093	—	9,620,093
Kazakhstan	—	589,749	—	589,749
Mexico	738,695	—	—	738,695
Netherlands	—	2,968,373	—	2,968,373
Norway	—	765,240	—	765,240
Peru	431,402	—	—	431,402
Poland	—	1,175,071	—	1,175,071
Russia	1,719,999	—	—	1,719,999
Singapore	—	1,093,449	—	1,093,449
South Africa	—	1,112,958	—	1,112,958
South Korea	—	2,046,705	—	2,046,705
Spain	—	882,852	—	882,852
Switzerland	—	7,641,310	—	7,641,310
United Kingdom	—	7,665,782	—	7,665,782
United States	40,400,176	—	—	40,400,176
Total Common Stock	52,057,471	51,903,117	—	103,960,588
Exchange-Traded Funds	2,134,361	—	—	2,134,361
Preferred Stock	1,037,841	—	—	1,037,841
Short-Term Investments	2,466,085	—	138,966	2,605,051
Total Investments, at value	$57,695,758	$51,903,117	$138,966	$109,737,841

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$138,966	$—	$—	$—	$—	$—	$—	$—	$138,966
Total Investments, at value	$138,966	$—	$—	$—	$—	$—	$—	$—	$138,966

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 29.7%
		Australia: 0.2%
715,751		Lend Lease Corp., Ltd.	$6,312,058
			6,312,058
		Canada: 1.1%
196,300		Brookfield Asset Management, Inc. - Class A	6,405,269
1,799,100		Brookfield Properties Co.	31,646,169
			38,051,438
		China: 0.5%
10,715,000		Longfor Properties Co., Ltd.	16,010,024
			16,010,024
		France: 0.6%
80,790		Accor S.A.	3,691,049
366,360		Nexity	16,912,343
			20,603,392
		Hong Kong: 12.5%
6,660,763		Cheung Kong Holdings Ltd.	110,606,404
10,701,200		China Overseas Land & Investment Ltd.	20,322,576
3,045,100		Great Eagle Holding Co.	10,212,783
3,760,600		Hang Lung Group Ltd.	23,825,327
5,823,300		Hang Lung Properties Ltd.	25,647,725
8,167,900	L	Hongkong Land Holdings Ltd.	57,646,310
1,706,400		Hysan Development Co., Ltd.	8,184,134
3,034,000		Sino Land Co.	5,778,433
7,606,000		Sun Hung Kai Properties Ltd.	127,822,870
3,071,224		Wharf Holdings Ltd.	23,354,183
			413,400,745
		Japan: 8.5%
235,000		Daito Trust Construction Co., Ltd.	16,507,060
1,541,500		Daiwa House Industry Co., Ltd.	18,833,720
3,890,530		Mitsubishi Estate Co., Ltd.	73,540,682
4,870,688		Mitsui Fudosan Co., Ltd.	99,367,280
837,000		Nomura Real Estate Holdings, Inc.	15,234,564
2,313,100		Sumitomo Realty & Development Co., Ltd.	56,283,453
			279,766,759
		Norway: 0.3%
5,498,757	@	Norwegian Property ASA	9,715,143
			9,715,143
		Singapore: 3.5%
18,250,350		CapitaLand Ltd.	51,615,408
612,000		City Developments Ltd.	5,462,857
22,489,600	@	Global Logistic Properties Ltd.	36,565,597
5,933,000		Keppel Land Ltd.	20,917,825
			114,561,687
		Sweden: 0.5%
683,250		Castellum AB	9,522,504
681,250		Hufvudstaden AB	7,646,820
			17,169,324
		Switzerland: 0.6%
260,930	@	Swiss Prime Site AG	18,935,815
			18,935,815
		United Kingdom: 0.5%
2,829,490		Grainger PLC	4,462,081
5,220,030		Safestore Holdings Ltd.	11,914,592
			16,376,673
		United States: 0.9%
536,700		Starwood Hotels & Resorts Worldwide, Inc.	31,649,199
			31,649,199
		Total Common Stock
		(Cost $778,481,559)	982,552,257
REAL ESTATE INVESTMENT TRUSTS: 67.7%
		Australia: 9.0%
44,641,916		Dexus Property Group	37,040,876
40,623,027		Goodman Group	26,999,703
14,170,020		GPT Group	41,805,202
36,151,100	**	ING Office Fund	21,696,028
15,251,458		Mirvac Group	18,907,683
12,887,560		Stockland	46,312,237
6,222,532		Westfield Group	61,241,860
16,091,181	@	Westfield Retail Trust	42,494,598
			296,498,187
		Canada: 2.0%
657,000		Calloway Real Estate Investment Trust	15,589,274
179,200		Canadian Real Estate Investment Trust	5,726,669
461,900		Primaris Retail Real Estate	9,317,801
1,482,900		RioCan Real Estate Investment Trust	34,371,707
			65,005,451

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		France: 5.5%
159,240		Fonciere Des Regions	$16,022,878
137,796		ICADE	14,945,439
508,972		Mercialys	19,451,776
73,100		Societe Immobiliere de Location pour l’Industrie et le Commerce	9,869,371
630,626	@	Unibail	120,397,850
			180,687,314
		Hong Kong: 0.7%
7,142,500		Link Real Estate Investment Trust	22,461,201
			22,461,201
		Japan: 4.6%
2,989		Advance Residence Investment Corp.	6,292,064
1,931		Frontier Real Estate Investment Corp.	17,850,903
1,306		Japan Logistics Fund, Inc.	12,512,974
3,475		Japan Real Estate Investment Corp.	34,809,774
11,003		Japan Retail Fund Investment Corp.	20,215,044
2,987		Kenedix Realty Investment Corp.	13,822,261
1,243		Nippon Accommodations Fund, Inc.	9,296,964
2,270		Nippon Building Fund, Inc.	23,817,209
10,260	L	United Urban Investment Corp.	13,992,839
			152,610,032
		Netherlands: 0.8%
234,080		Corio NV	15,288,861
283,533		Eurocommercial Properties NV	12,885,644
			28,174,505
		Singapore: 2.1%
24,634,000		CapitaCommercial Trust	27,678,522
17,286,391		CapitaMall Trust	25,805,246
3,464,900		Frasers Centrepoint Trust	4,107,820
9,148,000		Suntec Real Estate Investment Trust	11,120,988
			68,712,576
		United Kingdom: 4.3%
3,034,877		British Land Co. PLC	25,172,143
1,432,300		Capital Shopping Centres Group PLC	8,429,761
1,195,000		Derwent London PLC	29,997,023
2,737,860		Great Portland Estates PLC	15,792,810
1,845,601		Hammerson PLC	12,688,471
4,147,299		Land Securities Group PLC	44,808,700
1,388,801		Segro PLC	6,631,476
			143,520,384
		United States: 38.7%
468,600		Alexandria Real Estate Equities, Inc.	36,100,944
877,200		AMB Property Corp.	29,430,060
1,414,900		Apartment Investment & Management Co.	36,164,844
521,108		AvalonBay Communities, Inc.	60,412,050
824,900		Boston Properties, Inc.	77,845,813
750,800		BRE Properties, Inc.	33,523,220
2,159,800		Developers Diversified Realty Corp.	29,373,280
1,775,000		Equity Residential	96,187,246
477,900		Federal Realty Investment Trust	38,437,497
3,599,111		General Growth Properties, Inc.	53,302,834
370,929		HCP, Inc.	13,757,757
382,900		Highwoods Properties, Inc.	12,547,633
3,599,035		Host Hotels & Resorts, Inc.	66,618,138
895,900		Kimco Realty Corp.	16,206,831
1,265,775		Liberty Property Trust	44,010,997
1,701,041		Macerich Co.	82,772,655
995,300		Nationwide Health Properties, Inc.	37,373,515
411,200		Pebblebrook Hotel Trust	8,454,272
3,658,250		Prologis	54,581,090
326,924		Public Storage, Inc.	35,628,178
1,168,130		Regency Centers Corp.	50,358,084
1,226,950		Simon Property Group, Inc.	124,474,078
561,030		SL Green Realty Corp.	40,820,543
480,800		Tanger Factory Outlet Centers, Inc.	12,553,688
451,700		Taubman Centers, Inc.	23,646,495
1,656,855		UDR, Inc.	38,902,955
669,500		Ventas, Inc.	37,130,470
1,019,502		Vornado Realty Trust	89,807,931
			1,280,423,098
		Total Real Estate Investment Trusts
		(Cost $1,722,140,222)	2,238,092,748
		Total Long-Term Investments
		(Cost $2,500,621,781)	3,220,645,005
SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.6%
85,038,322		Blackrock Liquidity Funds TempFund Portfolio - Class I	85,038,322
		Total Mutual Funds
		(Cost $85,038,322)	85,038,322

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc): 0.1%
749,386		BNY Mellon Overnight Government Fund (1)		$749,386
2,745,317	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,196,253
		Total Securities Lending Collateral
		(Cost $3,494,703)		2,945,639
		Total Short-Term Investments
		(Cost $88,533,025)		87,983,961
		Total Investments in Securities
		(Cost $2,589,154,806)*	100.1%	$3,308,628,966
		Other Assets and Liabilities - Net	(0.1)	(3,042,099)
		Net Assets	100.0%	$3,305,586,867

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $2,864,762,790.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$455,885,502
		Gross Unrealized Depreciation		(12,019,326)
		Net Unrealized Appreciation		$443,866,176

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	1.6%
Financials	95.8
Short-Term Investments	2.7
Other Assets and Liabilities - Net	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$6,312,058	$—	$6,312,058
Canada	38,051,438	—	—	38,051,438
China	—	16,010,024	—	16,010,024
France	—	20,603,392	—	20,603,392
Hong Kong	—	413,400,745	—	413,400,745
Japan	—	279,766,759	—	279,766,759
Norway	—	9,715,143	—	9,715,143
Singapore	36,565,597	77,996,090	—	114,561,687
Sweden	—	17,169,324	—	17,169,324
Switzerland	—	18,935,815	—	18,935,815
United Kingdom	—	16,376,673	—	16,376,673
United States	31,649,199	—	—	31,649,199
Total Common Stock	106,266,234	876,286,023	—	982,552,257
Real Estate Investment Trusts	1,397,792,518	840,300,230	—	2,238,092,748
Short-Term Investments	85,787,708	—	2,196,253	87,983,961
Total Investments, at value	$1,589,846,460	$1,716,586,253	$2,196,253	$3,308,628,966

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$2,196,253	$—	$—	$—	$—	$—	$—	$—	$2,196,253
Total Investments, at value	$2,196,253	$—	$—	$—	$—	$—	$—	$—	$2,196,253

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 89.2%
		Australia: 2.8%
2,571,500		Minara Resources Ltd.	$2,340,673
411,300		Newcrest Mining Ltd.	15,233,885
			17,574,558
		Brazil: 3.1%
324,900	@	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	1,986,101
646,000		Centrais Eletricas Brasileiras SA ADR - Class B	10,633,160
55,500		Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,751,135
135,200		Profarma Distribuidora de Produtos Farmaceuticos S.A.	1,176,040
925,000		Tim Participacoes SA	3,418,219
			19,964,655
		Cambodia: 0.2%
6,968,000		NagaCorp Ltd.	1,505,201
			1,505,201
		Canada: 11.9%
396,700	@	Bankers Petroleum Ltd.	3,304,018
530,225		Barrick Gold Corp.	25,190,990
435,000	L	Cameco Corp.	18,039,450
712,000	@	Gabriel Resources Ltd.	5,211,924
129,400		Nexen, Inc.	3,254,410
305,000		Suncor Energy, Inc.	12,660,550
728,552	@	Uranium Participation Corp.	6,628,161
113,926	@	Westjet Airlines Ltd.	1,562,095
19,578		Westjet Airlines Ltd.	268,444
			76,120,042
		China: 0.2%
12,100,000		China Hongxing Sports Ltd.	1,469,574
			1,469,574
		Egypt: 0.5%
506,000		Oriental Weavers	2,810,103
144,820		Telecom Egypt	394,218
			3,204,321
		Finland: 0.9%
253,200	L	Nokia OYJ ADR	2,709,240
137,000		UPM-Kymmene OYJ	2,820,602
			5,529,842
		France: 6.1%
6,041	@, L	Areva S.A.	263,929
85,700	L	Areva SA	4,194,552
405,400		Electricite de France SA	17,857,902
440,000		Thales S.A.	16,346,496
			38,662,879
		Germany: 0.9%
410,000		Deutsche Telekom AG ADR	5,461,200
			5,461,200
		Hong Kong: 0.4%
204,000		Guoco Group Ltd.	2,647,988
			2,647,988
		Indonesia: 1.6%
4,799,500		Medco Energi Internasional Tbk PT	1,725,950
247,716		Telekomunikasi Indonesia Tbk PT ADR	8,328,212
			10,054,162
		Italy: 2.8%
883,380		ERG S.p.A.	12,634,481
4,465,000		Telecom Italia S.p.A. RNC	5,316,332
			17,950,813
		Japan: 18.5%
363,000		77 Bank Ltd.	1,968,066
174,000		Chugoku Marine Paints Ltd.	1,538,661
2,065,000		Daiwa Securities Group, Inc.	10,217,213
1,163		Fields Corp.	1,817,935
214,500		Futaba Corp.	4,237,173
20,780		Hakuhodo DY Holdings, Inc.	1,185,979
10,900		Japan Digital Laboratory Co.	117,785
186,000		Kamigumi Co., Ltd.	1,561,914
202,500		Kao Corp.	5,296,771
381,000	@	Kirin Brewery Co., Ltd.	5,134,483
338,500		Mitsui & Co., Ltd.	5,713,737
262,500		Mitsui Sumitomo Insurance Group Holdings, Inc.	6,257,053
590,000		Nippon Telegraph & Telephone Corp.	27,373,052
29,575		Nippon Telegraph & Telephone Corp. ADR	687,027
79,100		Nissin Food Products Co., Ltd.	2,811,113
61,000		Sankyo Co., Ltd.	3,385,474
257,600		Sanshin Electronics Co., Ltd.	2,221,280
107,500		Shin-Etsu Chemical Co., Ltd.	6,052,425
2,647,000		Sumitomo Osaka Cement Co., Ltd.	5,844,197
1,960,000		Sumitomo Trust & Banking Co., Ltd.	11,821,114

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		Japan (continued)
632,000		Toppan Printing Co., Ltd.		$5,748,136
2,405		TV Asahi Corp.		3,991,743
830		West Japan Railway Co.		3,168,702
				118,151,033
		Norway: 2.0%
520,000	L	Statoil ASA ADR		12,698,400
				12,698,400
		Russia: 3.6%
1,053,517	@, L	Federal Hydrogenerating Co. JSC ADR		5,231,381
475,000		Gazprom OAO ADR		12,711,000
157,600		Polyus Gold Co. ZAO ADR		5,240,200
				23,182,581
		Singapore: 1.0%
2,540,000		Singapore Telecommunications Ltd.		6,186,142
				6,186,142
		South Africa: 2.9%
136,000	L	Anglogold Ashanti Ltd. ADR		5,853,440
678,000		Gold Fields Ltd.		10,724,016
14,857,438	@	Simmer & Jack Mines Ltd.		1,942,486
				18,519,942
		South Korea: 2.2%
659,500		Korea Electric Power Corp. ADR		8,395,435
132,000		KT Corp. ADR		2,597,760
162,300		SK Telecom Co., Ltd. ADR		2,807,790
				13,800,985
		Thailand: 0.2%
306,800		Bangkok Bank PCL		1,498,800
				1,498,800
		Turkey: 0.7%
282,000		Turkcell Iletisim Hizmet AS ADR		4,361,762
				4,361,762
		United Kingdom: 1.2%
325,200		Stolt-Nielsen Ltd.		7,460,782
				7,460,782
		United States: 25.5%
459,800		Aetna, Inc.		15,145,812
119,085	@	AGCO Corp.		6,037,610
503,300		Chesapeake Energy Corp.		14,862,449
136,600		ConocoPhillips		9,761,436
85,800	@	eBay, Inc.		2,604,888
535,000		Eli Lilly & Co.		18,601,947
127,000	@	Forest Laboratories, Inc.		4,097,020
430,000		Kroger Co.		9,202,000
136,302		Lockheed Martin Corp.		10,849,639
71,700		Microsoft Corp.		1,987,883
444,000		Newmont Mining Corp.		24,453,552
656,700		Pfizer, Inc.		11,965,074
75,525	@	Shaw Group, Inc.		2,852,579
476,400	@	Tesoro Corp.		9,170,700
362,000		Tyson Foods, Inc.		5,959,238
225,500		Wal-Mart Stores, Inc.		12,643,078
77,400	@	Western Digital Corp.		2,633,148
				162,828,053
		Total Common Stock
		(Cost $485,932,103)		568,833,715
SHORT-TERM INVESTMENTS: 14.9%
		Mutual Funds: 11.5%
73,612,962		Blackrock Liquidity Funds TempFund Portfolio - Class I		73,612,961
		Total Mutual Funds
		(Cost $73,612,961)		73,612,961
		Securities Lending Collateral(cc): 3.4%
21,407,244		BNY Mellon Overnight Government Fund (1)		21,407,244
287,772	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		230,218
		Total Securities Lending Collateral
		(Cost $21,695,016)		21,637,462
		Total Short-Term Investments
		(Cost $95,307,977)		95,250,423
		Total Investments in Securities
		(Cost $581,240,080)*	104.1%	$664,084,138
		Other Assets and Liabilities - Net	(4.1)	(26,048,347)
		Net Assets	100.0%	$638,035,791

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	*	Cost for federal income tax purposes is $587,784,576.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$81,218,493
		Gross Unrealized Depreciation		(4,918,931)
		Net Unrealized Appreciation		$76,299,562

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	2.6%
Consumer Staples	6.8
Energy	17.4
Financials	6.4
Health Care	8.0
Industrials	11.0
Information Technology	1.9
Materials	17.6
Telecommunication Services	10.5
Utilities	7.0
Short-Term Investments	14.9
Other Assets and Liabilities - Net	(4.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$17,574,558	$—	$17,574,558
Brazil	19,964,655	—	—	19,964,655
Cambodia	—	1,505,201	—	1,505,201
Canada	76,120,042	—	—	76,120,042
China	—	1,469,574	—	1,469,574
Egypt	2,810,103	394,218	—	3,204,321
Finland	2,709,240	2,820,602	—	5,529,842
France	263,929	38,398,950	—	38,662,879
Germany	5,461,200	—	—	5,461,200
Hong Kong	—	2,647,988	—	2,647,988
Indonesia	8,328,212	1,725,950	—	10,054,162
Italy	—	17,950,813	—	17,950,813
Japan	687,027	117,464,006	—	118,151,033
Norway	12,698,400	—	—	12,698,400
Russia	17,951,200	5,231,381	—	23,182,581
Singapore	—	6,186,142	—	6,186,142
South Africa	7,795,926	10,724,016	—	18,519,942
South Korea	13,800,985	—	—	13,800,985
Thailand	—	1,498,800	—	1,498,800
Turkey	4,361,762	—	—	4,361,762
United Kingdom	7,460,782	—	—	7,460,782
United States	162,828,053	—	—	162,828,053
Total Common Stock	343,241,516	225,592,199	—	568,833,715
Short-Term Investments	95,020,205	—	230,218	95,250,423
Total Investments, at value	$438,261,721	$225,592,199	$230,218	$664,084,138

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$230,218	$—	$—	$—	$—	$—	$—	$—	$230,218
Total Investments, at value	$230,218	$—	$—	$—	$—	$—	$—	$—	$230,218

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		China: 30.9%
606,000	@	Agricultural Bank of China Ltd.	$299,833
4,196,400		Bank of China Ltd.	2,192,037
546,000		China Communications Services Corp. Ltd.	334,715
1,062,960		China Construction Bank	939,395
254,000		China Life Insurance Co., Ltd.	990,467
800,000		China National Materials Co. Ltd	689,520
518,000		China Petroleum & Chemical Corp.	572,533
499,000		China Railway Group Ltd.	363,221
416,000		China Telecom Corp., Ltd.	246,743
427,000	@	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	203,001
617,000		Country Garden Holdings Co., Ltd.	232,089
703,000		Evergrande Real Estate Group Ltd.	376,375
582,000	@	GCL Poly Energy Holdings Ltd.	272,859
150,000		Guangzhou Automobile Group Co., Ltd.	193,901
150,800		Guangzhou R&F Properties Co., Ltd.	223,272
1,722,140		Industrial and Commercial Bank of China Ltd.	1,288,870
358,000		Lingbao Gold Co., Ltd.	276,936
740,000		PetroChina Co., Ltd.	1,033,025
578,000	@	Real Gold Mining Ltd.	885,199
228,000		Shenguan Holdings Group Ltd.	306,694
462,500		Shimao Property Holdings Ltd.	706,252
34,500		Tencent Holdings Ltd.	900,335
238,000	@	Xinjiang Goldwind Science & Technology Co., Ltd.	463,994
216,000		Yanzhou Coal Mining Co., Ltd.	631,463
			14,622,729
		Hong Kong: 34.2%
152,800	@	AIA Group Ltd.	420,381
122,000		Belle International Holdings	209,768
125,000		BOC Hong Kong Holdings Ltd.	404,984
30,000		Cheung Kong Holdings Ltd.	498,170
196,000		China Mobile Ltd.	1,926,655
70,000		China Resources Enterprise	275,688
186,000		China Unicom Ltd.	310,714
490,000		Chow Sang Sang Holdings International Ltd.	1,028,298
523,000		CNOOC Ltd.	1,164,171
299,680		Dah Sing Banking Group Ltd.	531,263
2,456,000	@	Fook Woo Group Holdings Ltd.	886,031
361,000		GOME Electrical Appliances Holdings Ltd.	137,043
79,000		Hang Lung Properties Ltd.	347,942
42,100		Hang Seng Bank Ltd.	696,477
44,900		Hong Kong Exchanges and Clearing Ltd.	1,034,573
179,000		HongKong Electric Holdings	1,134,154
88,500		Hopewell Holdings	287,673
45,000		Hutchison Whampoa Ltd.	526,923
90,000		Kerry Properties Ltd.	482,908
48,000		Kingboard Chemicals Holdings	274,437
1,279,000	@	Kosmopolito Hotels International Ltd.	296,921
78,000		Li & Fung Ltd.	508,039
28,500		Lifestyle International Holdings Ltd.	71,172
558,000	@	New Environmental Energy Holdings Ltd.	41,814
642,000		Oriental Watch Holdings	330,205
210,500		Ports Design Ltd.	580,859
28,000		Sun Hung Kai Properties Ltd.	470,555
17,500		Swire Pacific Ltd.	276,820
237,000		Techtronic Industries Co.	295,798
95,000		Wharf Holdings Ltd.	722,398
			16,172,834
		Taiwan: 34.6%
277,637	@	AU Optronics Corp.	271,358
225,250		Cathay Financial Holding Co., Ltd.	416,426
1,016,913		China Life Insurance Co., Ltd.	1,061,444
112,000	@	Chipbond Technology Corp.	202,976
188,600		Chunghwa Telecom Co., Ltd.	576,925

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		Taiwan (continued)
13,119	@	Chunghwa Telecom Co., Ltd. ADR		$391,871
142,196		Compal Electronics, Inc.		187,618
190,000	@	E Ink Holdings, Inc.		343,208
1,351,701		E.Sun Financial Holding Co., Ltd.		919,229
137,000		Entire Technology Co., Ltd.		607,914
40,000		Epistar Corp.		145,798
260,000		Far Eastern Textile Co., Ltd.		440,933
141,000		Formosa Chemicals & Fibre Co.		512,925
381,000		Fubon Financial Holding Co., Ltd.		529,263
23,040		High Tech Computer Corp.		774,513
240,960		HON HAI Precision Industry Co., Ltd.		1,028,029
20,585	@	Hon Hai Precision Industry Co., Ltd. - GDR		182,477
159,186		Huaku Development Co. Ltd		520,597
34,000	@	J Touch Corp.		122,434
198,000	@	Leofoo Development Co.		146,336
278,439		Lite-On Technology Corp.		377,678
32,112		MediaTek, Inc.		435,604
34,000		President Chain Store Corp.		144,801
75,000		Sinyi Realty Co.		165,648
208,000		Taiwan Fertilizer Co., Ltd.		778,391
988,000		Taiwan Semiconductor Manufacturing Co., Ltd.		2,569,152
241,000		The Ambassador Hotel		382,400
73,000		TXC Corp.		138,913
1,947,000		United Microelectronics Corp.		1,197,147
78,000	@	Wintek Corp.		133,459
827,000		Yuanta Financial Holding Co., Ltd.		666,408
				16,371,875
		Total Common Stock
		(Cost $37,729,087)		47,167,438
RIGHTS: 0.0%
		Taiwan: 0.0%
2,270		J Touch Corp.		1,959
		Total Rights
		(Cost $-)		1,959
WARRANTS: 0.0%
		Hong Kong: 0.0%
9,400		Henderson Land Development Co. Ltd.		2,001
		Total Warrants
		(Cost $-)		2,001
		Total Investments in Securities
		(Cost $37,729,087)*	99.7%	$47,171,398
		Other Assets and Liabilities - Net	0.3	157,193
		Net Assets	100.0%	$47,328,591

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $38,996,302.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,668,655
		Gross Unrealized Depreciation		(1,493,559)
		Net Unrealized Appreciation		$8,175,096

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	8.9%
Consumer Staples	1.6
Energy	7.2
Financials	37.4
Industrials	7.1
Information Technology	21.5
Materials	5.6
Telecommunication Services	8.0
Utilities	2.4
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
China	$463,994	$14,158,735	$—	$14,622,729
Hong Kong	1,851,456	14,321,378	—	16,172,834
Taiwan	391,871	15,980,004	—	16,371,875
Total Common Stock	2,707,321	44,460,117	—	47,167,438
Rights	—	1,959	—	1,959
Warrants	2,001	—	—	2,001
Total Investments, at value	$2,709,322	$44,462,076	$—	$47,171,398

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 92.2%
		Australia: 7.0%
33,889		Amcor Ltd.	$232,865
33,272		Australia & New Zealand Banking Group Ltd.	788,538
17,931		Bendigo Bank Ltd.	175,214
39,224		BHP Billiton Ltd.	1,745,025
21,507		Brambles Ltd.	154,346
20,843		Caltex Australia Ltd.	279,596
1,065		Cochlear Ltd.	81,923
19,990		Commonwealth Bank of Australia	1,048,993
10,653		Computershare Ltd.	107,279
8,076		CSL Ltd.	300,456
11,217	@	Fortescue Metals Group Ltd.	71,743
321,401		Goodman Fielder Ltd.	404,082
2,097		Macquarie Group Ltd.	85,310
75,106		Metcash Ltd.	315,016
21,033		National Australia Bank Ltd.	518,983
16,259		Newcrest Mining Ltd.	602,207
27,820		OneSteel Ltd.	75,839
1,617		Orica Ltd.	40,933
4,960		Origin Energy Ltd.	81,351
19,471		QBE Insurance Group Ltd.	340,493
7,416		Rio Tinto Ltd.	624,233
28,439		Suncorp-Metway Ltd.	245,059
18,934		Tattersall’s Ltd.	46,839
31,046		Westpac Banking Corp.	714,105
9,237		Woodside Petroleum Ltd.	384,490
20,990		Woolworths Ltd.	558,439
			10,023,357
		Austria: 0.5%
4,621		Erste Bank der Oesterreichischen Sparkassen AG	230,877
10,974		OMV AG	486,227
			717,104
		Belgium: 0.9%
17,019		Anheuser-Busch InBev NV	939,060
22,249	@	Anheuser-Busch InBev NV	122
2,483		Bekaert SA	248,513
1,347		Groupe Bruxelles Lambert S.A.	121,246
1,051	@	KBC Groep NV	42,074
			1,351,015
		Bermuda: 0.4%
19,157		SeaDrill Ltd. ADR	630,916
			630,916
		Denmark: 1.4%
6,163		Carlsberg A/S	612,718
2,022		Coloplast A/S	293,992
11,068	@	Danske Bank A/S	296,818
7,282		Novo-Nordisk A/S	819,880
			2,023,408
		Finland: 2.5%
7,202		Kesko OYJ	346,093
10,740		Kone OYJ	585,275
33,913		Nokia OYJ	361,734
7,205		Orion OYJ	162,827
1,571		Sampo OYJ	46,319
56,736		Stora Enso OYJ (Euro Denominated Security)	674,910
35,789		UPM-Kymmene OYJ	736,836
8,310		Wartsila OYJ	642,120
			3,556,114
		France: 5.8%
26,685		AXA S.A.	564,755
13,648		BNP Paribas	1,018,667
2,753		Christian Dior S.A.	377,833
8,068		CNP Assurances	178,152
21,521		Credit Agricole S.A.	317,597
11,757		France Telecom S.A.	256,422
1,118		Gaz de France	44,284
673		Groupe Danone	40,461
1,199		LVMH Moet Hennessy Louis Vuitton S.A.	187,102
2,661		PPR	424,508
14,611		Sanofi-Aventis	998,556
6,516		Schneider Electric S.A.	1,014,500
2,065		Societe BIC S.A.	177,328
9,447		Societe Generale	610,211
618		Sodexho Alliance S.A.	42,493
19,340		Total S.A.	1,131,705

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		France (continued)
34,985		Vivendi	$1,000,122
			8,384,696
		Germany: 9.2%
6,612		Allianz AG	919,117
18,161		BASF AG	1,398,107
6,833		Bayer AG	504,545
1,817		Bayerische Motoren Werke AG - PFD	94,726
10,190		Bayerische Motoren Werke AG	782,053
3,711	@	DaimlerChrysler AG	271,461
8,820		Deutsche Bank AG	521,527
854		Deutsche Boerse AG	64,727
50,399		Deutsche Telekom AG	671,877
34,344		E.ON AG	1,145,790
2,965		Hannover Rueckversicheru - Reg	165,828
1,569		Henkel KGaA	80,761
9,862		Henkel KGaA - Vorzug	600,040
35,624	@	Infineon Technologies AG	377,374
7,673		Lanxess	557,931
2,635		Linde AG	384,176
9,393		Metro AG	661,747
3,202		Muenchener Rueckversicherungs AG	501,936
9,221		RWE AG	665,033
15,161		SAP AG	877,104
14,390		Siemens AG	1,844,705
9,261	@	TUI AG	127,795
			13,218,360
		Greece: 0.4%
35,726		Public Power Corp.	583,144
			583,144
		Guernsey: 0.0%
13,372		Resolution Ltd.	55,973
			55,973
		Hong Kong: 2.6%
53,430	@	AIA Group Ltd.	146,996
81,500		BOC Hong Kong Holdings Ltd.	264,050
200,000		Cathay Pacific Airways Ltd.	505,867
10,000		Cheung Kong Holdings Ltd.	166,057
28,500		CLP Holdings Ltd.	231,320
55,000		Hang Lung Properties Ltd.	242,238
3,870		Hang Seng Bank Ltd.	64,023
6,800		Hong Kong Exchanges and Clearing Ltd.	156,684
51,000		HongKong Electric Holdings	323,139
162		Hutchison Whampoa Ltd.	1,897
33,000		Hysan Development Co., Ltd.	158,273
44,000		Li & Fung Ltd.	286,586
18,500		Orient Overseas International Ltd.	186,535
329,000		PCCW Ltd.	155,869
22,000		Sun Hung Kai Properties Ltd.	369,722
17,000		Swire Pacific Ltd.	268,911
30,000		Wharf Holdings Ltd.	228,126
			3,756,293
		Israel: 0.8%
32,795		Bank Leumi Le-Israel BM	148,036
39,189		Bezeq Israeli Telecommunication Corp., Ltd.	104,557
204		Delek Group Ltd.	45,906
4,204		Israel Chemicals Ltd.	66,181
52	@	Israel Corp., Ltd.	59,703
1,328	@	NICE Systems Ltd.	43,249
11,455		Teva Phaemaceutical Industries Ltd.	624,849
			1,092,481
		Italy: 3.2%
7,003		Assicurazioni Generali S.p.A.	152,739
19,363		Banco Popolare Scarl	68,812
188,231		Enel S.p.A.	1,062,668
41,117		ENI S.p.A.	973,490
14,580	@	Fiat Industrial S.p.A.	197,326
137,334		Intesa Sanpaolo S.p.A.	457,358
57,944		Intesa Sanpaolo S.p.A. - RNC	167,142
55,492		Pirelli & C S.p.A.	424,044
308,674		Telecom Italia S.p.A.	438,488
319,604		Telecom Italia S.p.A. RNC	380,542
102,355		UniCredito Italiano S.p.A.	253,798
			4,576,407
		Japan: 20.1%
29,000		77 Bank Ltd.	157,228
9,200		Aisin Seiki Co., Ltd.	349,480
9,500		Alfresa Holdings Corp.	392,130
45,950		Asahi Glass Co., Ltd.	573,822
18,000		Bank of Kyoto Ltd.	166,472
21,200		Bridgestone Corp.	407,440
18,600		Brother Industries Ltd.	284,513
12,300		Canon, Inc.	605,452

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
77		Central Japan Railway Co.	$650,325
6,600		Chubu Electric Power Co., Inc.	164,931
54,000		Cosmo Oil Co., Ltd.	174,697
20,000		Daihatsu Motor Co., Ltd.	331,233
27		Dai-ichi Life Insurance Co., Ltd.	42,419
1,100		Daito Trust Construction Co., Ltd.	77,267
12,600		East Japan Railway Co.	832,278
13,900		Electric Power Development Co.	430,865
17,400	@	Elpida Memory, Inc.	252,595
38,000		Fukuoka Financial Group, Inc.	162,906
27,000		Gunma Bank Ltd.	155,291
28,000		Hachijuni Bank Ltd.	160,259
12,900		Honda Motor Co., Ltd.	556,018
2,600		Idemitsu Kosan Co., Ltd.	274,024
68,360		Itochu Corp.	744,073
45		Japan Tobacco, Inc.	169,282
20,500		JFE Holdings, Inc.	659,861
25,800		Kansai Electric Power Co., Inc.	637,862
12,200		Kao Corp.	319,114
800		Keyence Corp.	212,832
41,000		Konica Minolta Holdings, Inc.	396,215
91,000		Marubeni Corp.	685,133
10,000		McDonald’s Holdings Co. Japan Ltd.	243,859
11,214		Miraca Holdings, Inc.	428,761
34,100		Mitsubishi Corp.	951,965
8,000		Mitsubishi Estate Co., Ltd.	151,220
32,000	@	Mitsubishi Motors Corp.	44,464
171,397		Mitsubishi UFJ Financial Group, Inc.	890,222
3,650		Mitsubishi UFJ Lease & Finance Co., Ltd.	147,781
49,892		Mitsui & Co., Ltd.	842,156
4,452		Mitsui Fudosan Co., Ltd.	90,826
11,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	262,200
180,924		Mizuho Financial Group, Inc.	349,284
48,000		Mizuho Securities Co., Ltd.	126,752
8,000		Murata Manufacturing Co., Ltd.	607,477
46,000		NEC Corp.	130,812
34,000		Nippon Electric Glass Co., Ltd.	512,725
23,000		Nippon Express Co., Ltd.	97,061
22,200		Nippon Paper Group, Inc.	578,285
12,300		Nippon Telegraph & Telephone Corp.	570,659
46,966		Nishi-Nippon City Bank Ltd.	145,895
50,000		Nissan Motor Co., Ltd.	505,877
17,500		Nisshin Seifun Group, Inc.	220,594
11,496	@	NKSJ Holdings, Inc.	78,479
25,400		Nomura Holdings, Inc.	154,881
27		NTT Data Corp.	87,852
38		NTT DoCoMo, Inc.	67,953
698		Obic Co., Ltd.	134,387
2,350		ORIX Corp.	232,219
37,600		Panasonic Corp.	516,799
37,000		Ricoh Co., Ltd.	529,438
4,300		Sankyo Co., Ltd.	238,648
29,700		Sega Sammy Holdings, Inc.	595,537
30,000		Seven & I Holdings Co., Ltd.	774,788
15,400		Softbank Corp.	529,335
49,300		Sumitomo Corp.	710,228
29,000		Sumitomo Metal Mining Co., Ltd.	476,721
12,600		Sumitomo Mitsui Financial Group, Inc.	428,400
1,600		T&D Holdings, Inc.	40,294
17,551		Takeda Pharmaceutical Co., Ltd.	845,972
4,700		TDK Corp.	309,607
13,049		Tokio Marine Holdings, Inc.	388,778
14,300		Tokyo Electric Power Co., Inc.	347,180
30,000		Toyo Seikan Kaisha Ltd.	562,404
3,700		Toyoda Gosei Co., Ltd.	86,562
33,390		Toyota Motor Corp.	1,374,652
6,590		USS Co., Ltd.	528,831
5,000		Yamaguchi Financial Group, Inc.	50,216
			29,015,053
		Kazakhstan: 0.2%
15,941		Eurasian Natural Resources Corp.	256,891
			256,891
		Luxembourg: 0.0%
1,387		ArcelorMittal	50,595
			50,595
		Malaysia: 0.0%
32,000	@	Genting International PLC	50,824
			50,824
		Mexico: 0.1%
7,486		Fresnillo PLC	155,373
			155,373

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Netherlands: 3.7%
9,520		ASML Holding NV	$399,149
6,646		Delta Lloyd NV	167,748
34,227		Koninklijke KPN NV	538,668
28,393		Koninklijke Philips Electronics NV	884,675
525		Royal Dutch Shell PLC	18,525
26,810		Royal Dutch Shell PLC - Class A	944,555
35,792		Royal Dutch Shell PLC - Class B	1,247,185
1,526		TNT NV	41,240
37,579		Unilever NV	1,110,348
			5,352,093
		New Zealand: 0.2%
178,084		Telecom Corp. of New Zealand Ltd.	316,070
			316,070
		Norway: 0.1%
2,933		DnB NOR ASA	40,435
6,790		Telenor ASA	104,696
			145,131
		Portugal: 0.4%
39,914		Banco Espirito Santo S.A.	161,865
2,824		Jeronimo Martins	42,582
31,696		Portugal Telecom SGPS S.A.	369,770
			574,217
		Singapore: 1.6%
32,000		DBS Group Holdings Ltd.	377,332
21,000		Jardine Cycle & Carriage Ltd.	561,269
45,000		Oversea-Chinese Banking Corp.	348,973
52,000		Singapore Airlines Ltd.	603,171
16,000		United Overseas Bank Ltd.	248,785
39,000		United Overseas Land Ltd.	145,012
			2,284,542
		Spain: 3.3%
62,497		Banco Bilbao Vizcaya Argentaria S.A.	766,294
6,180		Banco Popular Espanol S.A.	37,169
104,994		Banco Santander Central Hispano S.A.	1,285,563
51,356		Corp. Mapfre S.A.	174,574
31,473		Criteria Caixacorp S.A.	216,846
1,471		Inditex S.A.	111,233
13,055		Indra Sistemas S.A.	245,502
27,267		Repsol YPF S.A.	858,274
39,242	@	Telefonica S.A.	982,443
			4,677,898
		Sweden: 4.3%
22,659		Assa Abloy AB	616,585
8,580		Atlas Copco AB - Class A	205,949
28,087		Atlas Copco AB - Class B	611,167
29,303		Boliden AB	611,370
73,036		Industrivarden AB	1,217,384
10,812		Investor AB	249,993
8,207		Kinnevik Investment AB	182,784
30,227		Nordea Bank AB	366,757
26,949		Scania AB - B Shares	604,589
4,639		Skandinaviska Enskilda Banken AB	42,081
20,717		Skanska AB	419,691
38,289		Svenska Cellulosa AB - B Shares	667,744
2,550		Svenska Handelsbanken AB	86,845
19,800		Telefonaktiebolaget LM Ericsson	244,111
			6,127,050
		Switzerland: 5.7%
2,895	@	ABB Ltd.	68,394
14,907		Cie Financiere Richemont SA	811,438
10,535		Credit Suisse Group	470,330
32,559		Nestle S.A.	1,759,026
30,233		Novartis AG	1,683,066
10,089		Roche Holding AG - Genusschein	1,534,921
121		SGS S.A.	196,768
2,199		Swiss Reinsurance	125,708
36,145	@	UBS AG - Reg	647,153
14,916		Xstrata PLC	330,361
2,229		Zurich Financial Services AG	609,444
			8,236,609
		United Kingdom: 17.8%
37,765		3i Group PLC	187,256
21,285		Aggreko PLC	489,673
3,294		Amec PLC	63,252
12,769		Anglo American PLC	626,036
23,036		AstraZeneca PLC	1,123,091
10,243	@	Autonomy Corp. PLC	245,542
51,366		Aviva PLC	365,302
149,529		Barclays PLC	700,311
21,887		BG Group PLC	491,112
39,262		BHP Billiton PLC	1,499,170
245,419		BP PLC	1,928,452

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
38,406		British American Tobacco PLC	$1,418,435
183,947		BT Group PLC	517,861
11,790		Burberry Group PLC	202,617
64,719		Cable & Wireless Worldwide PLC	73,346
78,174	@	Cairn Energy PLC	518,510
9,188		Centrica PLC	47,048
78,646		Compass Group PLC	699,194
55,194		Diageo PLC	1,061,072
26,312		Experian Group Ltd.	326,578
59,394		GlaxoSmithKline PLC	1,072,436
200,970		HSBC Holdings PLC	2,191,179
22,228		ICAP PLC	191,414
16,315		Imperial Tobacco Group PLC	465,703
141,818		Legal & General Group PLC	252,343
596,723	@	Lloyds Banking Group PLC	603,475
100,157		National Grid PLC	888,260
101,498		Old Mutual PLC	204,198
35,895		Pearson PLC	590,684
22,903		Petrofac Ltd.	573,603
20,311		Prudential PLC	220,101
5,589		Reckitt Benckiser PLC	303,774
15,407		Rio Tinto PLC	1,058,088
55,971	@	Rolls-Royce Group PLC	571,922
76,223	@	Royal Bank of Scotland Group PLC	50,826
13,432		Scottish & Southern Energy PLC	249,364
8,120		Smith & Nephew PLC	90,620
6,085		Smiths Group PLC	132,574
31,538		Standard Chartered PLC	821,358
57,348		Tesco PLC	369,669
12,259		Unilever PLC	355,956
5,980		Vedanta Resources PLC	217,659
545,784		Vodafone Group PLC	1,531,793
4,809		Whitbread PLC	133,537
			25,724,394
		Total Common Stock
		(Cost $111,148,946)	132,936,008
REAL ESTATE INVESTMENT TRUSTS: 1.7%
		Australia: 0.6%
99,160		CFS Retail Property Trust	179,231
65,311		Stockland	234,699
40,696		Westfield Group	400,528
15,611	@	Westfield Retail Trust	41,227
			855,685
		France: 0.1%
629	@	Unibail	120,087
			120,087
		Hong Kong: 0.1%
67,000		Link Real Estate Investment Trust	210,697
			210,697
		Japan: 0.5%
55		Japan Prime Realty Investment Corp.	147,580
9		Japan Real Estate Investment Corp.	90,155
90		Japan Retail Fund Investment Corp.	165,351
15		Nippon Building Fund, Inc.	157,382
22		Nomura Real Estate Office Fund, Inc.	156,598
			717,066
		Singapore: 0.2%
87,000		Ascendas Real Estate Investment Trust	142,866
88,000		CapitaMall Trust	131,367
			274,233
		United Kingdom: 0.2%
23,660		British Land Co. PLC	196,243
10,057		Land Securities Group PLC	108,659
			304,902
		Total Real Estate Investment Trusts
		(Cost $2,055,955)	2,482,670
PREFERRED STOCK: 1.0%
		Germany: 1.0%
17,766		ProSieben SAT.1 Media AG	546,574
3,560		RWE AG	246,563
3,783		Volkswagen AG	612,029
		Total Preferred Stock
		(Cost $1,413,064)	1,405,166
		Total Long-Term Investments
		(Cost $114,617,965)	136,823,844

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.4%
		Mutual Funds: 4.4%
6,322,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		$6,322,000
		Total Short-Term Investments
		(Cost $6,322,000)		6,322,000
		Total Investments in Securities
		(Cost $120,939,965)*	99.3%	$143,145,844
		Other Assets and Liabilities - Net	0.7	1,016,467
		Net Assets	100.0%	$144,162,311

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $125,853,432.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,737,435
		Gross Unrealized Depreciation		(5,445,023)
		Net Unrealized Appreciation		$17,292,412

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	9.8%
Consumer Staples	9.0
Energy	7.7
Financials	23.3
Health Care	7.6
Industrials	12.1
Information Technology	4.8
Materials	10.4
Telecommunication Services	5.3
Utilities	4.9
Short-Term Investments	4.4
Other Assets and Liabilities - Net	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$10,023,357	$—	$10,023,357
Austria	—	717,104	—	717,104
Belgium	122	1,350,893	—	1,351,015
Bermuda	—	630,916	—	630,916
Denmark	—	2,023,408	—	2,023,408
Finland	—	3,556,114	—	3,556,114
France	177,328	8,207,368	—	8,384,696
Germany	1,844,705	11,373,655	—	13,218,360
Greece	—	583,144	—	583,144
Guernsey	—	55,973	—	55,973
Hong Kong	470,135	3,286,158	—	3,756,293
Israel	—	1,092,481	—	1,092,481
Italy	197,326	4,379,081	—	4,576,407
Japan	—	29,015,053	—	29,015,053
Kazakhstan	—	256,891	—	256,891
Luxembourg	—	50,595	—	50,595
Malaysia	—	50,824	—	50,824
Mexico	—	155,373	—	155,373
Netherlands	—	5,352,093	—	5,352,093
New Zealand	—	316,070	—	316,070
Norway	—	145,131	—	145,131
Portugal	—	574,217	—	574,217
Singapore	—	2,284,542	—	2,284,542
Spain	—	4,677,898	—	4,677,898
Sweden	—	6,127,050	—	6,127,050
Switzerland	—	8,236,609	—	8,236,609
United Kingdom	73,346	25,651,048	—	25,724,394
Total Common Stock	2,762,962	130,173,046	—	132,936,008
Real Estate Investment Trusts	41,227	2,441,443	—	2,482,670
Preferred Stock	—	1,405,166	—	1,405,166
Short-Term Investments	6,322,000	—	—	6,322,000
Total Investments, at value	$9,126,189	$134,019,655	$—	$143,145,844
Other Financial Instruments+:
Futures	75,440	—	—	75,440
Total Assets	$9,201,629	$134,019,655	$—	$143,221,284

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2011 (Unaudited) (continued)

ING Index Plus International Equity Fund Open Futures Contracts on January 31, 2011:

	Number of			Unrealized
Contract Description	Contracts	Expiration Date	Notional Value	Appreciation
Long Contracts
E-Mini MSCI EAFE Index	73	03/18/11	$6,180,180	$75,440
			$6,180,180	$75,440

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 53.7%
		Australia: 4.1%
21,900		BHP Billiton Ltd.	$974,303
15,595		CSL Ltd.	580,189
17,071		Macquarie Group Ltd.	694,480
10,486		Rio Tinto Ltd.	882,647
24,396		WorleyParsons Ltd.	674,865
			3,806,484
		Belgium: 0.8%
12,432		Anheuser-Busch InBev NV	685,962
			685,962
		Brazil: 3.2%
46,545		Cia Energetica de Minas Gerais ADR	768,923
30,090		Itau Unibanco Holding SA ADR	646,935
14,074		Petroleo Brasileiro SA ADR	516,938
28,791		Vale S.A. ADR	1,002,791
			2,935,587
		Canada: 4.1%
13,564		Bank of Nova Scotia	767,858
27,997		Cameco Corp.	1,161,036
45,973		Manulife Financial Corp.	801,769
25,594		Suncor Energy, Inc.	1,062,407
			3,793,070
		Chile: 0.6%
10,174	L	Sociedad Quimica y Minera de Chile SA ADR	544,106
			544,106
		China: 4.2%
623,000		China Communications Construction Co., Ltd.	507,043
227,000		China Merchants Bank Co., Ltd.	538,559
744,000		Industrial and Commercial Bank of China Ltd.	556,818
7,325	@	New Oriental Education & Technology Group ADR	722,685
494,000		PetroChina Co., Ltd.	689,614
33,400		Tencent Holdings Ltd.	871,629
			3,886,348
		Denmark: 1.2%
4,834		Novo-Nordisk A/S	544,260
17,209	@	Vestas Wind Systems A/S	590,354
			1,134,614
		France: 2.9%
31,112		AXA S.A.	658,447
11,411		BNP Paribas	851,701
5,434		Iliad S.A.	577,477
9,760		Total SA ADR	573,595
			2,661,220
		Germany: 4.1%
12,303		Adidas AG	765,645
19,887	L	Aixtron AG	821,154
10,887		Bayerische Motoren Werke AG	835,546
7,549		Deutsche Boerse AG	572,157
4,078		Wacker Chemie AG	737,052
			3,731,554
		Hong Kong: 3.2%
708,000		Agile Property Holdings Ltd.	1,059,902
352,000		China Resources Land Ltd.	637,946
129,515		Esprit Holdings Ltd.	617,469
100,425		Li & Fung Ltd.	654,100
			2,969,417
		India: 0.6%
3,808		HDFC Bank Ltd. ADR	549,913
			549,913
		Israel: 0.7%
10,793		Teva Pharmaceutical Industries Ltd. ADR	589,837
			589,837
		Italy: 0.9%
16,365		Saipem S.p.A.	817,679
			817,679
		Japan: 5.0%
17,400		Canon, Inc.	856,493
6,100		Fanuc Ltd.	965,319
5,600		SMC Corp.	950,104
241		Sony Financial Holdings, Inc.	892,567
22,700		Toyota Motor Corp.	934,549
			4,599,032
		Luxembourg: 0.8%
8,260		Millicom International Cellular S.A.	770,245
			770,245

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		Mexico: 0.7%
23,132		Wal-Mart de Mexico SA de CV ADR		$645,151
				645,151
		Norway: 0.6%
35,895		Telenor ASA		553,473
				553,473
		Russia: 0.8%
26,346		Gazprom OAO ADR		705,019
				705,019
		South Korea: 1.1%
2,361	@	Samsung Electronics Co., Ltd. GDR		1,032,793
				1,032,793
		Sweden: 0.8%
32,171		Atlas Copco AB - Class A		772,214
				772,214
		Switzerland: 4.9%
27,676	@	ABB Ltd.		653,843
10,661		Cie Financiere Richemont SA		580,314
13,224		Credit Suisse Group		590,380
30,643	@, L	Logitech International S.A.		574,250
9,331		Nestle S.A.		504,115
9,358		Novartis AG		520,958
3,705		Roche Holding AG - Genusschein		563,671
4,247		Sonova Holding AG - Reg		532,438
				4,519,969
		United Kingdom: 8.4%
16,140		Anglo American PLC		791,309
79,948		ARM Holdings PLC		658,650
36,224	@	Autonomy Corp. PLC		868,352
37,991		BG Group PLC		852,463
61,246		British Sky Broadcasting Group PLC		740,705
13,330		HSBC Holdings PLC ADR		728,351
73,769		Prudential PLC		799,402
35,829	@	Rolls-Royce Group PLC		366,107
20,826		Standard Chartered PLC		542,381
103,953		Tesco PLC		670,088
18,661	L	Vedanta Resources PLC		679,221
				7,697,029
		Total Common Stock
		(Cost $41,648,889)		49,400,716
EXCHANGE-TRADED FUNDS: 4.8%
		Developed Markets: 2.8%
42,900		iShares MSCI EAFE Index Fund		2,549,976
				2,549,976
		United States: 2.0%
40,553		Vanguard Emerging Markets ETF		1,885,309
				1,885,309
		Total Exchange-Traded Funds
		(Cost $4,410,395)		4,435,285
		Total Long-Term Investments
		(Cost $46,059,284)		53,836,001
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc): 3.2%
2,883,719		BNY Mellon Overnight Government Fund (1)		2,883,719
79,764	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		63,811
		Total Short-Term Investments
		(Cost $2,963,483)		2,947,530
		Total Investments in Securities
		(Cost $49,022,767)*	61.7%	$56,783,531
		Other Assets and Liabilities - Net	38.3	35,202,251
		Net Assets	100.0%	$91,985,782

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	*	Cost for federal income tax purposes is $50,828,823.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,343,377
		Gross Unrealized Depreciation		(2,388,669)
		Net Unrealized Appreciation		$5,954,708

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	6.4%
Consumer Staples	2.7
Energy	7.7
Financials	12.9
Health Care	3.6
Industrials	5.2
Information Technology	6.2
Materials	6.1
Telecommunication Services	2.1
Utilities	0.8
Other Long-Term Investments	4.8
Short-Term Investments	3.2
Other Assets and Liabilities - Net	38.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,806,484	$—	$3,806,484
Belgium	—	685,962	—	685,962
Brazil	2,288,652	646,935	—	2,935,587
Canada	3,793,070	—	—	3,793,070
Chile	—	544,106	—	544,106
China	722,685	3,163,663	—	3,886,348
Denmark	—	1,134,614	—	1,134,614
France	573,595	2,087,625	—	2,661,220
Germany	—	3,731,554	—	3,731,554
Hong Kong	—	2,969,417	—	2,969,417
India	549,913	—	—	549,913
Israel	589,837	—	—	589,837
Italy	—	817,679	—	817,679
Japan	—	4,599,032	—	4,599,032
Luxembourg	770,245	—	—	770,245
Mexico	645,151	—	—	645,151
Norway	—	553,473	—	553,473
Russia	705,019	—	—	705,019
South Korea	1,032,793	—	—	1,032,793
Sweden	—	772,214	—	772,214
Switzerland	574,250	3,945,719	—	4,519,969
United Kingdom	1,469,056	6,227,973	—	7,697,029
Total Common Stock	13,714,266	35,686,450	—	49,400,716
Exchange-Traded Funds	4,435,285	—	—	4,435,285
Short-Term Investments	2,883,719	—	63,811	2,947,530
Total Investments, at value	$21,033,270	$35,686,450	$63,811	$56,783,531

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$63,811	$—	$—	$—	$—	$—	$—	$—	$63,811
Total Investments, at value	$63,811	$—	$—	$—	$—	$—	$—	$—	$63,811

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Australia: 3.6%
284,694		Aristocrat Leisure Ltd.	$844,232
87,540		Billabong International Ltd.	711,069
114,658		Brambles Ltd.	822,850
10,321		Cochlear Ltd.	793,921
6,504		Macquarie Group Ltd.	264,595
22,885		Woolworths Ltd.	608,856
22,733		WorleyParsons Ltd.	628,861
			4,674,384
		Belgium: 2.0%
11,578		Anheuser-Busch InBev NV	638,841
10,286		Colruyt S.A.	525,856
16,463		Groupe Bruxelles Lambert S.A.	1,481,863
			2,646,560
		Bermuda: 0.7%
28,495		SeaDrill Ltd. ADR	938,453
			938,453
		Brazil: 3.3%
43,300		Banco Santander Brasil S.A./Brazil ADR	502,280
61,300		Itau Unibanco Holding SA ADR	1,317,950
13,600		Lojas Renner SA	394,877
90,400		PDG Realty SA Empreendimentos e Participacoes	500,008
31,300		Petroleo Brasileiro SA ADR	1,040,725
16,000		Vale S.A. ADR	495,680
			4,251,520
		Canada: 1.6%
3,000		Potash Corp. of Saskatchewan	533,340
16,800	@	Shaw Communications, Inc. - Class B	354,648
6,800		Shoppers Drug Mart Corp.	250,310
9,500		Sun Life Financial, Inc.	299,250
15,300		Suncor Energy, Inc.	635,103
			2,072,651
		China: 3.4%
3,500	@	Baidu.com ADR	380,205
457,000		China Citic Bank	299,677
414,000		China Construction Bank	365,874
129,500		China Merchants Bank Co., Ltd.	307,240
82,000		China National Building Material Co., Ltd.	205,919
267,000		China Railway Construction Corp. Ltd.	330,137
8,600	@	Ctrip.com International Ltd. ADR	353,976
46,500		Hengan International Group Co., Ltd.	349,049
234,000		Parkson Retail Group Ltd.	399,780
21,500		Ping An Insurance Group Co. of China Ltd.	215,124
3,000	@	Sina Corp.	255,750
20,400		Tencent Holdings Ltd.	532,372
511,000		Want Want China Holdings Ltd.	426,166
			4,421,269
		Denmark: 4.9%
60		AP Moller - Maersk A/S - Class B	584,468
16,246		Carlsberg A/S	1,615,158
8,709		Danisco A/S	1,058,464
21,563	@	Jyske Bank	969,282
11,696		Novo-Nordisk A/S	1,316,851
5,183		Novozymes A/S	718,302
978	@	Pandora A/S	62,422
			6,324,947
		Egypt: 0.1%
3,800		Orascom Construction Industries	147,023
			147,023
		Finland: 1.5%
20,988		Kone OYJ	1,143,739
69,310		Nokia OYJ	739,298
			1,883,037
		France: 5.8%
3,676		Accor S.A.	167,945
4,140		Air Liquide	516,480
48,395		AXA S.A.	1,024,221
6,328		BioMerieux	689,873
7,507		Groupe Danone	451,325
20,364		Legrand S.A.	819,877
5,493		L’Oreal S.A.	637,197
4,747		Neopost S.A.	429,436
6,408		Pernod-Ricard S.A.	609,457
2,754		Schneider Electric S.A.	428,780

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		France (continued)
5,168		Societe Generale	$333,817
22,941		Total S.A.	1,342,423
			7,450,831
		Germany: 4.0%
9,679		Adidas AG	602,347
4,891	@	Brenntag AG	463,533
33,155		Celesio AG	837,357
13,419		Deutsche Boerse AG	1,017,059
26,236		Deutsche Post AG	481,884
7,216		Fresenius AG	630,359
6,522		Henkel KGaA - Vorzug	396,822
4,875		Linde AG	710,762
			5,140,123
		Hong Kong: 2.9%
90,800	@	AIA Group Ltd.	249,807
60,500		Beijing Enterprises Holdings Ltd.	355,939
226,000		BOC Hong Kong Holdings Ltd.	732,211
102,800		Esprit Holdings Ltd.	490,104
117,000		Hang Lung Properties Ltd.	515,306
25,700		Hong Kong Exchanges and Clearing Ltd.	592,172
47,500		Kerry Properties Ltd.	254,758
44,000		Li & Fung Ltd.	286,586
252,000		Midland Holdings Ltd.	204,080
			3,680,963
		India: 0.7%
10,152		Axis Bank Ltd. GDR	277,048
42,944	@	Mahindra & Mahindra Ltd. GDR	665,632
			942,680
		Indonesia: 0.2%
101,500		Bank Mandiri	67,302
144,000	@	Sarana Menara Nusantara PT	205,117
			272,419
		Ireland: 0.5%
12,700		Accenture PLC	653,669
			653,669
		Israel: 1.1%
94,234	@	Protalix BioTherapeutics, Inc.	916,897
8,600		Teva Pharmaceutical Industries Ltd. ADR	469,990
			1,386,887
		Italy: 0.6%
103,112		Intesa Sanpaolo S.p.A.	343,389
10,000		Tenaris S.A. ADR	471,700
			815,089
		Japan: 15.8%
25,700		Asahi Breweries Ltd.	482,495
25,300		Canon, Inc.	1,245,360
14,500		Chugai Pharmaceutical Co., Ltd.	267,469
1,500		Fanuc Ltd.	237,373
3,900		Fast Retailing Co., Ltd.	569,597
15,800		Hitachi High-Technologies Corp.	390,917
17,500		Honda Motor Co., Ltd.	754,288
130		Inpex Holdings, Inc.	835,393
377		Japan Tobacco, Inc.	1,418,211
624		Jupiter Telecommunications Co.	638,156
25,500		Kao Corp.	667,001
26,000	@	Kirin Brewery Co., Ltd.	350,385
29,500		Konica Minolta Holdings, Inc.	285,082
6,500		Kyocera Corp.	678,108
28,100		Mitsubishi Corp.	784,464
70,000		Mitsubishi Electric Corp.	773,692
67,300		Mitsui & Co., Ltd.	1,135,996
22,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	524,401
61,400		Namco Bandai Holdings, Inc.	672,720
5,400		Nippon Telegraph & Telephone Corp.	250,533
17,700		Olympus Corp.	497,286
696		Rakuten, Inc.	611,969
11,300		Rohm Co., Ltd.	732,848
4,400		SMC Corp.	746,511
10,700		Softbank Corp.	367,785
148		Sony Financial Holdings, Inc.	548,133
38,000		Sumitomo Realty & Development Co., Ltd.	924,634
6,900		Terumo Corp.	358,032
25,600		THK Co., Ltd.	667,619
9,400		Tokyo Electron Ltd.	614,518
8,200		Toyota Motor Corp.	337,590
10,000		Trend Micro, Inc.	302,087
36,900	@	Yamaha Motor Co., Ltd.	682,825
			20,353,478
		Mexico: 0.7%
9,400		America Movil SA de CV - Series L ADR	535,706

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Mexico (continued)
131,800	@	Wal-Mart de Mexico SA de CV	$366,576
			902,282
		Netherlands: 1.6%
9,860		ASML Holding NV	413,404
35,140	@	Qiagen NV	647,515
28,019		Royal Dutch Shell PLC - Class B	976,332
			2,037,251
		Portugal: 0.4%
34,506		Jeronimo Martins	520,300
			520,300
		Russia: 0.4%
9,979		Magnit OAO GDR	261,168
28,806	@	Rosneft Oil Co. GDR	246,426
			507,594
		Singapore: 2.0%
47,000		DBS Group Holdings Ltd.	554,207
59,000		Keppel Corp., Ltd.	542,563
116,000		Singapore Telecommunications Ltd.	282,517
77,000		United Overseas Bank Ltd.	1,197,278
			2,576,565
		South Africa: 0.5%
120,448	@	Clicks Group Ltd.	666,426
			666,426
		South Korea: 1.1%
3,367	@	Samsung Electronics Co., Ltd. GDR	1,472,856
			1,472,856
		Spain: 2.4%
89,134		Banco Popular Espanol S.A.	536,086
50,378		Banco Santander Central Hispano S.A.	616,836
15,327		Corporacion Financiera Alba S.A.	871,232
2,276		Inditex S.A.	172,104
33,469	@	Telefonica S.A.	837,913
			3,034,171
		Sweden: 4.7%
13,489		Atlas Copco AB - Class A	323,782
91,189		Atlas Copco AB - Class B	1,984,253
27,841		Investor AB	643,734
45,372		Scania AB - B Shares	1,017,901
59,996		Svenska Handelsbanken AB	2,043,266
			6,012,936
		Switzerland: 9.4%
11,000	@	ABB Ltd.	259,874
11,992		Cie Financiere Richemont SA	652,765
23,390		Credit Suisse Group	1,044,236
4,012		Geberit AG - Reg	847,301
17,128		Julius Baer Group Ltd.	775,058
4,296		Kuehne & Nagel International AG	555,531
5,344	@	Mettler Toledo International, Inc.	797,271
44,380		Nestle S.A.	2,397,666
15,801		Roche Holding AG - Genusschein	2,403,933
9,401		Schindler Holding AG	1,050,294
209		SGS S.A.	339,871
55,814	@	UBS AG - Reg	999,314
			12,123,114
		Taiwan: 1.2%
94,081	@	Hon Hai Precision Industry Co., Ltd. - GDR	833,985
54,700		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	714,929
			1,548,914
		Turkey: 0.6%
178,618		Turkiye Garanti Bankasi A/S	798,426
			798,426
		United Kingdom: 17.4%
33,000		Amec PLC	633,676
16,107		Anglo American PLC	789,691
27,281		Antofagasta PLC	614,131
33,014	@	ASOS PLC	795,178
31,330	@	Autonomy Corp. PLC	751,034
65,379		BG Group PLC	1,467,009
32,534		BHP Billiton PLC	1,242,270
52,350		British Sky Broadcasting Group PLC	633,117
146,000	@	Cairn Energy PLC	968,384
86,940		Capita Group PLC	945,164
77,803		Compass Group PLC	691,699
201,193		Hays PLC	389,845
28,000		Imperial Tobacco Group PLC	799,246
27,000		Intertek Group PLC	751,203
117,228		John Wood Group PLC	1,025,377
26,000		Johnson Matthey PLC	801,650
31,000		Kazakhmys PLC	746,958
95,384		Kingfisher PLC	384,258

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
11,020		Lonmin PLC		$291,666
36,000		Pearson PLC		592,412
58,000		Reed Elsevier PLC		513,182
6,982	@	Reliance Industries - Spons GDR		277,589
47,332		Rightmove PLC		633,334
45,147	@	Rolls-Royce Group PLC		461,321
44,527		Serco Group PLC		392,969
35,000		Smith & Nephew PLC		390,602
50,149		Standard Chartered PLC		1,306,052
133,400		Tesco PLC		859,905
22,921		Tullow Oil PLC		487,645
23,612		Unilever PLC		685,605
89,472		WPP PLC		1,106,487
				22,428,659
		United States: 2.7%
11,600		Carnival Corp.		518,636
19,276	@	Central European Distribution Corp.		442,191
30,536		Coca-Cola Enterprises, Inc.		768,286
9,600	@	Liberty Global, Inc.		389,376
6,000	@	NII Holdings, Inc.		251,880
5,900		Philip Morris International, Inc.		337,716
8,200		Schlumberger Ltd.		729,718
				3,437,803
		Total Common Stock
		(Cost $124,508,248)		126,123,280
RIGHTS: 0.0%
		Spain: 0.0%
50,375		Banco Santander S.A.		9,518
		Total Rights
		(Cost $-)		9,518
		Total Long-Term Investments
		(Cost $124,508,248)		126,132,798
SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
100,000		T. Rowe Price Reserve Investment Fund		100,000
		Total Short-Term Investments
		(Cost $100,000)		100,000
		Total Investments in Securities
		(Cost $124,608,248)*	97.9%	$126,232,798
		Other Assets and Liabilities - Net	2.1	2,651,571
		Net Assets	100.0%	$128,884,369

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $124,610,119.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,048,759
		Gross Unrealized Depreciation		(2,426,080)
		Net Unrealized Appreciation		$1,622,679

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	13.6%
Consumer Staples	13.9
Energy	9.9
Financials	19.4
Health Care	8.5
Industrials	15.5
Information Technology	8.9
Materials	5.9
Telecommunication Services	2.2
Short-Term Investments	0.1
Other Assets and Liabilities - Net	2.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,674,384	$—	$4,674,384
Belgium	—	2,646,560	—	2,646,560
Bermuda	—	938,453	—	938,453
Brazil	2,933,570	1,317,950	—	4,251,520
Canada	2,072,651	—	—	2,072,651
China	989,931	3,431,338	—	4,421,269
Denmark	62,422	6,262,525	—	6,324,947
Egypt	—	147,023	—	147,023
Finland	—	1,883,037	—	1,883,037
France	—	7,450,831	—	7,450,831
Germany	463,533	4,676,590	—	5,140,123
Hong Kong	249,807	3,431,156	—	3,680,963
India	942,680	—	—	942,680
Indonesia	—	272,419	—	272,419
Ireland	653,669	—	—	653,669
Israel	1,386,887	—	—	1,386,887
Italy	471,700	343,389	—	815,089
Japan	—	20,353,478	—	20,353,478
Mexico	902,282	—	—	902,282
Netherlands	—	2,037,251	—	2,037,251
Portugal	—	520,300	—	520,300
Russia	—	507,594	—	507,594
Singapore	—	2,576,565	—	2,576,565
South Africa	—	666,426	—	666,426
South Korea	1,472,856	—	—	1,472,856
Spain	—	3,034,171	—	3,034,171
Sweden	—	6,012,936	—	6,012,936
Switzerland	797,271	11,325,843	—	12,123,114
Taiwan	714,929	833,985	—	1,548,914
Turkey	—	798,426	—	798,426
United Kingdom	633,117	21,795,542	—	22,428,659
United States	3,437,803	—	—	3,437,803
Total Common Stock	18,185,108	107,938,172	—	126,123,280
Rights	9,518	—	—	9,518
Short-Term Investments	100,000	—	—	100,000
Total Investments, at value	$18,294,626	$107,938,172	$—	$126,232,798

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 51.7%
		Australia: 0.4%
261,400		Lend Lease Corp., Ltd.	$2,305,232
			2,305,232
		Austria: 0.6%
884,418	@	Immofinanz Immobilien Anlagen AG	3,894,773
			3,894,773
		Canada: 2.1%
39,700		Brookfield Asset Management, Inc. - Class A	1,295,411
684,150		Brookfield Properties Co.	12,034,199
			13,329,610
		China: 0.2%
989,000		Longfor Properties Co., Ltd.	1,477,733
			1,477,733
		Finland: 0.7%
471,110		Citycon OYJ	2,044,715
497,910		Sponda OYJ	2,546,386
			4,591,101
		France: 0.7%
29,680		Accor S.A.	1,357,058
68,630		Nexity	3,168,179
			4,525,237
		Hong Kong: 21.4%
2,204,965		Cheung Kong Holdings Ltd.	36,614,911
2,341,000		China Overseas Land & Investment Ltd.	4,445,777
1,302,600		Great Eagle Holding Co.	4,368,081
3,391,900		Hang Lung Properties Ltd.	14,939,041
250,000		Henderson Land Development Co., Ltd.	1,744,441
2,108,800		Hongkong Land Holdings Ltd.	14,883,206
1,708,100		Hysan Development Co., Ltd.	8,192,287
335,600		Kerry Properties Ltd.	1,800,710
3,271,000		Sino Land Co.	6,229,813
2,317,700		Sun Hung Kai Properties Ltd.	38,950,179
743,350		Wharf Holdings Ltd.	5,652,578
			137,821,024
		Japan: 14.7%
191,000		Aeon Mall Co., Ltd.	5,007,758
90,400		Daito Trust Construction Co., Ltd.	6,349,950
278,100		Daiwa House Industry Co., Ltd.	3,397,767
1,693,500		Mitsubishi Estate Co., Ltd.	32,011,357
1,357,277		Mitsui Fudosan Co., Ltd.	27,689,912
125,000		Nomura Real Estate Holdings, Inc.	2,275,174
732,100		Sumitomo Realty & Development Co., Ltd.	17,813,807
			94,545,725
		Norway: 0.2%
728,510	@	Norwegian Property ASA	1,287,123
			1,287,123
		Singapore: 5.8%
5,029,100		CapitaLand Ltd.	14,223,237
1,250,000		CapitaMalls Asia Ltd.	1,836,835
496,900		City Developments Ltd.	4,435,447
4,042,100	@	Global Logistic Properties Ltd.	6,572,007
1,707,000		Keppel Land Ltd.	6,018,326
1,181,000		United Overseas Land Ltd.	4,391,248
			37,477,100
		Sweden: 1.2%
247,067		Castellum AB	3,443,390
216,648		Hufvudstaden AB	2,431,807
73,710		Wihlborgs Fastigheter AB	2,110,763
			7,985,960
		Switzerland: 1.6%
58,650	@	PSP Swiss Property AG	4,585,542
75,160	@	Swiss Prime Site AG	5,454,397
			10,039,939
		United Kingdom: 2.1%
218,260		Atrium European Real Estate Ltd.	1,323,910
977,090		Grainger PLC	1,540,862

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
4,875,400	@	LXB Retail Properties PLC	$8,180,594
1,226,766		Safestore Holdings Ltd.	2,800,064
			13,845,430
		Total Common Stock
		(Cost $265,615,478)	333,125,987
REAL ESTATE INVESTMENT TRUSTS: 46.6%
		Australia: 14.9%
1,732,200		CFS Retail Property Trust	3,130,940
3,806,700		Challenger Diversified Property Group	1,782,320
950,000		Charter Hall Group	2,144,633
1,085,700		Charter Hall Retail REIT	3,332,704
8,645,857		Dexus Property Group	7,173,754
12,685,622		Goodman Group	8,431,376
3,360,140		GPT Group	9,913,277
7,411,600	**	ING Office Fund	4,448,061
4,949,417		Mirvac Group	6,135,938
4,441,900		Stockland	15,962,240
2,155,079		Westfield Group	21,210,184
4,614,594	@	Westfield Retail Trust	12,186,509
			95,851,936
		Belgium: 0.2%
9,270		Cofinimmo	1,260,099
			1,260,099
		Canada: 2.4%
153,100		Cominar Real Estate Investment Trust	3,284,154
517,300		RioCan Real Estate Investment Trust	11,990,346
			15,274,500
		France: 7.7%
46,240		Fonciere Des Regions	4,652,712
51,398		Gecina S.A.	6,139,238
49,600		ICADE	5,379,527
75,006		Klepierre	2,728,977
84,232		Mercialys	3,219,159
18,800		Societe Immobiliere de Location pour l’Industrie et le Commerce	2,538,224
131,329	@	Unibail	25,073,069
			49,730,906
		Germany: 0.4%
197,441		Alstria Office AG	2,784,362
			2,784,362
		Hong Kong: 1.5%
3,044,400		Link Real Estate Investment Trust	9,573,802
			9,573,802
		Italy: 0.4%
3,084,310		Beni Stabili S.p.A.	2,937,590
			2,937,590
		Japan: 7.1%
2,000		Advance Residence Investment Corp.	4,210,147
336		Frontier Real Estate Investment Corp.	3,106,113
278		Japan Logistics Fund, Inc.	2,663,558
764		Japan Real Estate Investment Corp.	7,653,142
3,480		Japan Retail Fund Investment Corp.	6,393,561
324		Kenedix Realty Investment Corp.	1,499,301
350		Mori Trust Sogo REIT, Inc.	3,648,981
460		Nippon Accommodations Fund, Inc.	3,440,550
803		Nippon Building Fund, Inc.	8,425,206
365		Orix JREIT, Inc.	2,265,824
1,823		United Urban Investment Corp.	2,486,252
			45,792,635
		Netherlands: 1.5%
87,520		Corio NV	5,716,341
85,240		Eurocommercial Properties NV	3,873,878
			9,590,219
		Singapore: 3.4%
6,744,900		CapitaCommercial Trust	7,578,504
4,677,583		CapitaMall Trust	6,982,729
2,330,000		CDL Hospitality Trusts	3,839,765
3,100,000		Suntec Real Estate Investment Trust	3,768,590
			22,169,588
		United Kingdom: 6.8%
1,126,432		British Land Co. PLC	9,342,951

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
396,045		Capital Shopping Centres Group PLC		$2,330,911
213,140		Derwent London PLC		5,350,264
668,310		Great Portland Estates PLC		3,855,015
865,408		Hammerson PLC		5,949,663
1,043,993		Land Securities Group PLC		11,279,623
823,624		Segro PLC		3,932,776
240,304		Shaftesbury PLC		1,685,649
				43,726,852
		United States: 0.3%
45,900	@	Boardwalk Real Estate Investment Trust		2,015,960
				2,015,960
		Total Real Estate Investment Trusts
		(Cost $249,219,734)		300,708,449
		Total Investments in Securities
		(Cost $514,835,212)*	98.3%	$633,834,436
		Other Assets and Liabilities - Net	1.7	10,663,196
		Net Assets	100.0%	$644,497,632

	@	Non-income producing security
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $587,043,997.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$91,366,814
		Gross Unrealized Depreciation		(44,576,375)
		Net Unrealized Appreciation		$46,790,439

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	0.7%
Financials	97.6
Other Assets and Liabilities - Net	1.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$2,305,232	$—	$2,305,232
Austria	—	3,894,773	—	3,894,773
Canada	13,329,610	—	—	13,329,610
China	—	1,477,733	—	1,477,733
Finland	2,044,715	2,546,386	—	4,591,101
France	—	4,525,237	—	4,525,237
Hong Kong	—	137,821,024	—	137,821,024
Japan	—	94,545,725	—	94,545,725
Norway	—	1,287,123	—	1,287,123
Singapore	6,572,007	30,905,093	—	37,477,100
Sweden	—	7,985,960	—	7,985,960
Switzerland	—	10,039,939	—	10,039,939
United Kingdom	8,180,594	5,664,836	—	13,845,430
Total Common Stock	30,126,926	302,999,061	—	333,125,987
Real Estate Investment Trusts	42,059,212	258,649,237	—	300,708,449
Total Investments, at value	$72,186,138	$561,648,298	$—	$633,834,436

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Australia: 5.9%
44,064	@	Acrux Ltd.	$157,410
104,499	@	Aditya Birla Minerals Ltd.	129,705
357,607		Amcor Ltd.	2,457,261
147,818		Ansell Ltd.	1,941,124
100,000		Aquarius Platinum Ltd.	560,645
7,572		ARB Corp., Ltd.	56,426
46,900		Ausdrill Ltd.	136,679
425,481		Australian Pharmaceutical Industries Ltd.	181,198
861,112	@	Australian Worldwide Exploration Ltd.	1,531,124
89,000		Beach Petroleum Ltd.	70,214
48,640	@	Biota Holdings Ltd.	62,049
85,795		Boom Logistics Ltd.	35,926
174,382		Caltex Australia Ltd.	2,339,225
91,795		Challenger Financial Services Group Ltd.	420,683
297,312		Computershare Ltd.	2,994,016
137,617		Crane Group Ltd.	1,365,939
641,951	@	Dart Energy Ltd.	701,653
20,977	@	Decmil Group Ltd.	54,187
355,208		Emeco Holdings Ltd.	389,908
21,900	@	Equinox Minerals Ltd.	130,785
1,237,551		Fairfax Media Ltd.	1,667,305
76,387	@	Gujarat NRE Minerals Ltd.	63,971
316,219	@	Iluka Resources Ltd.	2,687,515
15,995		Maryborough Sugar Factory	54,018
12,026		Matrix Composites & Engineering Ltd.	81,569
33,343		Melbourne IT Ltd.	64,723
46,393	@	Mesoblast Ltd.	267,770
124,677		Minara Resources Ltd.	113,486
251,024		Mincor Resources NL	442,810
425,224		Myer Holdings Ltd.	1,546,174
63,778		NIB Holdings Ltd/Australia	82,538
54,457	@	Pan Pacific Petroleum NL	8,976
250,441		Panoramic Resources Ltd	587,281
157,633	@	Perilya Ltd.	87,854
36,239		RCR Tomlinson Ltd.	51,239
641,529	@	Roc Oil Co., Ltd.	247,487
9,358		Seven Group Holdings Ltd.	84,151
98,699		Sims Group Ltd.	1,906,817
5,497		Sirtex Medical Ltd.	30,956
114,543	@	Skilled Group Ltd.	225,757
28,375		Specialty Fashion Group Ltd.	35,898
49,971		Spotless Group Ltd.	112,063
141,096		STW Communications Group Ltd.	158,683
50,570	@	Tap Oil Ltd.	39,357
103,358		Thorn Group Ltd.	218,234
673,212	@	Transpacific Industries Group Ltd.	896,152
			27,478,941
		Austria: 1.5%
20,000		Kapsch TrafficCom AG	1,883,951
18,709		Mayr Melnhof Karton AG	2,219,674
35,035	@	RHI AG	1,321,520
30,870		Rosenbauer International AG	1,622,790
4,727		Strabag SE	137,102
			7,185,037
		Belgium: 1.6%
134,000	@	AGFA-Gevaert NV	595,761
5,138		Compagnie d’Entreprises CFE	380,036
24,700		D’ieteren SA	1,475,158
19,000		EVS Broadcast Equipment SA	1,163,970
17,854		Kinepolis Group NV	1,182,884
51,867		Nyrstar	833,170
44,377		Recticel S.A.	447,852
36,549		Tessenderlo Chemie NV	1,307,323
			7,386,154
		Bermuda: 0.5%
20,960		Catlin Group Ltd.	124,387
58,666	@	Dockwise Ltd.	1,660,818
6,361	@	Global Sources Ltd.	62,910
44,000	@	Northern Offshore Ltd.	108,397
1,080,000		Regal Hotels International Holdings Ltd.	438,857
			2,395,369
		Brazil: 0.5%
21,602		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	824,332
84,175		Cyrela Brazil Realty S.A.	929,639
86,595		PDG Realty SA Empreendimentos e Participacoes	478,962
			2,232,933

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		British Virgin Islands: 0.0%
466,321	@	Polo Resources Ltd.	$38,843
			38,843
		Canada: 4.9%
9,916		Aastra Technologies Ltd.	221,225
14,900		AGF Management Ltd.	277,362
23,472		Alamos Gold, Inc.	354,887
77,000		Alimentation Couche-Tard, Inc.	2,055,435
6,600		Canam Group, Inc.	46,797
16,800	@	Canfor Corp.	204,516
69,000	@	Capstone Mining Corp.	319,728
6,100	@	Cardiome Pharma Corp.	38,378
52,000	@	Cascades Inc.	377,011
45,900	@	Celestica, Inc.	452,422
118,666	@	CGI Group, Inc. - Class A	2,282,426
99,461		Chemtrade Logistics Income Fund	1,477,984
4,300		Cogeco Cable, Inc.	183,730
2,100		Cogeco, Inc.	81,517
150,400	@	Compton Petroleum Corp.	66,087
27,200	@	Cott Corp.	217,578
6,800		Data Group Income Fund	45,974
1,800		DirectCash Payments, Inc.	38,378
56,600		Dorel Industries, Inc.	1,851,151
35,000	@	Dundee Corp.	774,904
56,300	@	Endeavour Silver Corp.	348,027
6,301	@	FirstService Corp.	179,579
57,500	@	Flint Energy Services Ltd.	1,056,574
91,600	@	Galleon Energy, Inc.	383,287
9,800	@	Garda World Security Corp.	88,179
38,600		Gildan Activewear, Inc.	1,134,466
2,300	@	Laurentian Bank of Canada	121,965
15,100		MI Developments, Inc.	417,062
11,946	@	Niko Resources Ltd.	1,163,165
17,400	@	Noranda Income Fund	92,269
5,526	@	Norbord, Inc.	82,392
260,300	@	Northgate Minerals Corp.	665,470
10,500		Onex Corp.	337,644
16,600		Premium Brands Holdings Corp.	247,670
2,900		Quebecor, Inc.	102,782
2,600		Reitmans Canada Ltd.	46,945
17,933	@	Richmont Mines, Inc.	78,009
9,600	@	SEMAFO, Inc.	97,788
44,500	@	Shore Gold, Inc.	35,552
21,300		Silvercorp Metals, Inc.	225,263
64,034	@	Sino-Forest Corp.	1,392,780
55,407	@	SunOpta, Inc.	407,241
6,900	@	Tembec, Inc.	28,252
30,000		Tembec, Inc.	123,438
3,000		Torstar Corp. - Class B	42,153
100	@	Transat AT, Inc.	1,688
12,900		Transcontinental, Inc.	219,391
7,200		TSX Group, Inc.	275,843
5,667	@	Wajax Corp.	212,113
36,360		West Fraser Timber Co., Ltd.	1,832,252
			22,806,729
		China: 1.9%
1,116,000		BaWang International Group Holding Ltd.	317,532
1,693,000	L	China Gaoxian Fibre Fabric Holdings Ltd.	419,248
284,000		China National Building Material Co., Ltd.	713,182
155,515	@	Concord Medical Services Holdings Ltd. ADR	1,124,373
796,000		Dapai International Holdings Co. Ltd	134,603
1,858,000	@	Evergreen International Holdings Ltd.	1,100,981
244,200		Hopefluent Group Holdings Ltd.	147,797
678,000		Intime Department Store Group Co., Ltd.	993,995
85,000		Jiangling Motors Corp. Ltd.	234,386
3,580,000	@	Leoch International Technology Ltd.	1,836,686
419,500		Parkson Retail Group Ltd.	717,542
268,000		People’s Food Holdings Ltd.	174,385
250,000		Qingling Motors Co., Ltd.	72,666
314,000		QingMei Group Holdings Ltd.	80,954
1,776,000		SinoCom Software Group Ltd.	198,884
837,000	@	SunVic Chemical Holdings Ltd.	449,124
75,500		Weiqiao Textile Co.	70,814
			8,787,152
		Denmark: 1.5%
17,240		East Asiatic Co., Ltd. A/S	527,551
8,634		H Lundbeck A/S	179,307
35,000	@	Jyske Bank	1,573,290
433		PER Aarsleff A/S	34,623
826	@	Royal Unibrew A/S	52,403
25,562		Solar Holdings A/S	2,048,971
33,061	@	Sydbank A/S	954,734
17,801	@	TK Development	74,545

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Denmark (continued)
26,500		TrygVesta A/S	$1,439,544
			6,884,968
		Finland: 0.2%
18,640		HKScan Oyj	199,078
125,107	@	M-Real OYJ	554,465
43,507		Oriola-KD OYJ	192,403
			945,946
		France: 5.4%
22,608		Arkema	1,572,188
2,567		Assystem	52,464
1,991		Boiron SA	77,472
6,395		Bonduelle S.C.A.	605,875
819		Bongrain SA	67,137
55,000		Bourbon S.A.	2,444,081
50,300		Canal Plus	384,343
63,000	@	Club Mediterranee SA	1,442,875
4,346		Devoteam S.A.	109,309
180,000		Groupe Eurotunnel S.A.	1,749,019
15,247		Groupe Steria SCA	439,552
36,247		Meetic	833,247
49,937		NetGem SA	267,386
430		Norbert Dentressangle SA	45,355
4,204	@	Parrot SA	140,371
57,660	@	Peugeot S.A.	2,410,988
7,576		Pierre & Vacances	664,509
1,875		Plastic Omnium S.A.	146,414
67,638		Rallye SA	3,053,488
30,435		Rubis	3,535,707
10,255		Saft Groupe SA	388,629
1,125		Sartorius Stedim Biotech	60,349
5,464		Sequana	104,630
3,899		Societe BIC S.A.	336,045
4,143		Sopra Group SA	387,141
44,000	@	Store Electronic	578,932
23,000		Sword Group	713,889
2,277		Trigano SA	77,228
12,444	@	UbiSoft Entertainment	146,170
42,781	@	Valeo S.A.	2,507,677
7,158	@	Video Futur Entertainment Group S.A.	2,842
			25,345,312
		Germany: 8.8%
20,600		Aixtron AG	850,595
7,416		Amadeus Fire AG	338,203
40,180		Aurubis AG	2,265,025
56,682		Bechtle AG	2,366,950
11,371		Bertrandt AG	820,512
3,600		Bijou Brigitte AG	510,145
23,000		Bilfinger Berger AG	2,034,946
18,000	@	Brenntag AG	1,706,486
3,355		Carl Zeiss Meditec AG	64,976
4,690	@	Centrosolar Group AG	34,418
2,918	@	Centrotec Sustainable AG	79,562
36,363		Cewe Color Holding AG	1,652,909
90,000		Compugroup Holding AG	1,470,057
19,767		Draegerwerk AG	1,557,447
4,096		Draegerwerk AG & Co. KGaA	281,636
5,261	@	Duerr AG	174,303
3,487	@	Elmos Semiconductor AG	47,981
215,000		Freenet AG	2,514,077
10,337		Gerry Weber International AG	497,899
6,681		Gesco AG	504,473
18,000		Grenkeleasing AG	973,466
571		Hornbach Holding AG	76,965
33,651		Jungheinrich AG	1,269,351
5,341	@	Koenig & Bauer AG	124,852
5,860	@	KUKA AG	139,165
3,396		LPKF Laser & Electronics AG	66,272
72,092		Medion AG	1,204,198
26,344		MTU Aero Engines Holding AG	1,857,939
15,533	@	PNE Wind AG	39,248
10,584		PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	237,894
18,000		R Stahl AG	665,407
43,000		Rheinmetall AG	3,686,811
57,900	@	SAF-Holland SA	544,611
78,000	@	SFC Smart Fuel Cell AG	522,221
4,368		Sixt AG	196,637
390		STO AG	50,156
60,294		Suedzucker AG	1,612,577
37,702		Takkt AG	601,369
30,782	@	Tipp24 SE	1,351,389
70,000	@	Tom Tailor Holding AG	1,397,355
144,204	@, L	TUI AG	1,989,916
3,309		VTG AG	66,146

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Germany (continued)
80,000		Wirecard AG	$1,284,209
436		Wuestenrot & Wuerttembergische	11,936
20,000	@	XING AG	1,095,320
			40,838,010
		Greece: 0.0%
4,675	@	Folli Follie Group	92,299
			92,299
		Hong Kong: 3.7%
102,000		AMVIG Holdings Ltd.	76,238
280,000		Asia Standard International Group	71,421
3,628,000	@	Beijing Enterprises Water Group Ltd.	1,433,317
466,000		Bossini International Hldg	53,431
1,578,000		Champion Technology Holdings Ltd.	33,240
200,000		Chen Hsong Holdings	116,653
35,000		Chong Hing Bank Ltd.	102,133
665,280		Dah Sing Banking Group Ltd.	1,179,387
279,500		Dickson Concepts International Ltd.	218,692
1,076,000	@	DMX Technologies Group Ltd.	334,524
300,000	@	Dragon Hill Wuling Automobile Holdings Ltd.	37,602
262,000		Eagle Nice International Holdings Ltd.	74,125
452,000		First Pacific Co.	392,859
1,438,000		Fountain SET Holdings	272,716
140,000	@	Galaxy Entertainment Group Ltd.	216,485
158,000		Giordano International Ltd.	94,015
5,605,840	@	Global Green Tech Group Ltd.	60,561
108,000		Glorious Sun Enterprises Ltd.	46,677
603,000		Goldlion Holdings Ltd.	256,412
5,000		Guoco Group Ltd.	64,902
230,000		Hang Ten Group Holdings Ltd.	54,929
238,000		Hannstar Board International Holdings Ltd.	34,973
253,600		HKR International Ltd.	159,444
41,000		Hongkong & Shanghai Hotels	71,920
740,000		Huafeng Group Holdings Ltd.	35,205
176,000		Hung Hing Printing Group Ltd.	76,732
2,953,000		Hutchison Telecommunications Hong Kong Holdings Ltd	1,006,464
106,000	@	Jinhui Holdings Ltd.	34,356
25,211	@	Jinhui Shipping & Transportation Ltd.	87,454
1,806,500		Johnson Electric Holdings Ltd.	1,294,737
536,000		King Fook Holdings	143,022
182,000		Kingmaker Footwear Holdings Ltd.	37,403
3,680,000		Lai Fung Holdings Ltd.	161,051
590,000		Lippo China Resources Ltd.	22,809
98,000		Lippo Ltd.	48,285
350,000		Luk Fook Holdings International Ltd.	1,089,859
29,490		Nam Tai Electronics, Inc.	190,505
1,060,000	@	Next Media Ltd.	151,117
332,000		Oriental Watch Holdings	170,760
1,313,000		Pacific Andes Holdings Ltd.	372,383
899,000		Pacific Century Premium Developments Ltd.	168,956
176,000		Pacific Textile Holdings Ltd.	112,984
289,000		PCCW Ltd.	136,919
3,255,000		Polytec Asset Holdings Ltd.	552,347
629,500		Ports Design Ltd.	1,737,058
184,693	@	RCG Holdings Ltd./Hong Kong	55,472
575,000		Road King Infrastructure Ltd.	527,155
156,000		Sincere Watch Hong Kong Ltd.	30,013
9,756,000		Sinolink Worldwide Holdings	1,431,422
44,500		SmarTone Telecommunications Holding Ltd.	123,524
38,000		Strong Petrochemical Holdings Ltd.	7,803
124,000		Sundart International Holdings Ltd.	36,256
265,500		SUNeVision Holdings Ltd.	32,080
806,000		Techtronic Industries Co.	1,005,964
74,000		Texhong Textile Group Ltd.	69,301
32,000		Texwinca Holdings Ltd.	34,779
746,000		Tomson Group Ltd.	313,563
13,200		Transport International Holdings Ltd.	42,462
938,000	@	VST Holdings Ltd.	343,562
			17,140,418
		India: 1.6%
254,180		Allahabad Bank	1,125,059
52,872	@	Balrampur Chini Mills Ltd.	81,761
28,536		Bank of Baroda	541,672
42,651		Bank of Maharashtra	55,069
37,573		Binani Industries Ltd.	182,355
127,315		Canara Bank	1,677,503
704,140		Dena Bank	1,612,732
25,620		Geodesic Ltd.	44,840
28,318		Geometric Ltd.	43,723
13,026		Gujarat Narmada Valley Fertilizers Co., Ltd.	31,554
35,410		Gujarat State Fertilisers & Chemicals Ltd.	261,662
122,020		JBF Industries Ltd.	451,671
12,439		JK Tyre & Industries Ltd.	27,880
77,235		KRBL Ltd.	54,686

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		India (continued)
107,845		Oriental Bank of Commerce	$778,143
38,290		Sonata Software Ltd.	33,699
58,439		Vijaya Bank	115,735
8,961		Zuari Industries Ltd.	116,632
			7,236,376
		Indonesia: 0.5%
365,500		Bank Mandiri	242,354
16,224,000		Ciputra Property TBK PT	686,919
627,000		First Resources Ltd.	666,990
1,698,500		Multipolar Corp. Tbk PT	58,564
320,500		United Tractors Tbk PT	761,948
			2,416,775
		Ireland: 1.4%
86,000		DCC PLC	2,587,190
225,000		Grafton Group PLC	1,049,864
340,000		IFG Group PLC	557,618
45,000		Irish Continental Group PLC	1,077,068
330,000	@	Irish Life & Permanent Group Holdings PLC	396,246
125,309	@	James Hardie Industries SE	784,763
			6,452,749
		Israel: 0.2%
99,130		El Al Israel Airlines	37,835
2,331		Formula Systems 1985 Ltd.	42,674
80,000	@	Oridion Systems Ltd.	881,356
4,922	@	RADVision Ltd.	51,189
7,723	@	Shamir Optical Industry Ltd.	105,805
			1,118,859
		Italy: 2.5%
57,000		Ansaldo STS S.p.A	863,952
66,040		Autostrada Torino-Milano S.p.A.	927,085
203,333		Azimut Holding S.p.A.	2,136,823
49,710		Benetton Group S.p.A.	345,428
57,235	@	Buongiorno S.p.A.	92,772
173,075		Cairo Communication S.p.A.	648,331
200,000	@	CIR-Compagnie Industriali Riunite S.p.A.	421,827
31,060		Danieli & Co. S.p.A.	952,534
130,000		Davide Campari-Milano S.p.A.	830,031
16,665		De Longhi S.p.A.	154,251
5,363		Engineering Ingegneria Informatica S.p.A.	169,939
85,121		Indesit Co. S.p.A.	934,150
1,475		Italmobiliare S.p.A. RNC	55,730
160,415	@	KME Group	75,178
240,000	@	Natuzzi S.p.A. ADR	900,000
3,456	@	Prima Industrie S.p.A.	41,907
60,000		Prysmian S.p.A.	1,211,616
2,314,408	@, L	Seat Pagine Gialle S.p.A.	267,486
21,449	@	Snai S.p.A.	70,949
52,679		Societa Iniziative Autostradali e Servizi S.p.A.	565,692
			11,665,681
		Japan: 19.1%
1,125		Accordia Golf Co., Ltd.	918,351
22,452		Adores, Inc.	22,950
3,300		Aeon Fantasy Co., Ltd.	45,475
45,100		Aica Kogyo Co., Ltd.	545,603
76,000		Aichi Machine Industry Co., Ltd.	354,088
16,400		Airport Facilities Co., Ltd.	73,847
258,500		Allied Telesis Holdings KK	322,342
10,200		Alpen Co., Ltd.	187,326
2,900		Arakawa Chemical Industries Ltd.	30,950
3,900		Arc Land Sakamoto Co., Ltd.	47,469
92,700		Arcs Co., Ltd.	1,424,611
18,800		Argo Graphics, Inc.	246,629
17,100		Arnest One Corp.	222,272
53,000		Asahi Diamond Industrial Co., Ltd.	1,062,049
21,000		Bando Chemical Industries Ltd.	92,690
17,850		Belluna Co., Ltd.	107,891
31,000		Best Denki Co., Ltd.	95,135
5,700		BML, Inc.	153,398
18,000		Calsonic Kansei Corp.	75,238
6,200		Cawachi Ltd.	126,698
956,000		Chori Co., Ltd.	1,294,280
6,500		Chubu Steel Plate Co., Ltd.	36,791
67,000		Chuetsu Pulp & Paper Co., Ltd.	124,306
12,000		Chugai Ro Co., Ltd.	49,062
24,200		Coca-Cola Central Japan Co., Ltd.	328,652
169	L	CROOZ, Inc.	317,082
136,000		Daido Steel Co., Ltd.	858,699
11,000		Daiichi Jitsugyo Co., Ltd.	45,490
26,900		Daiichikosho Co., Ltd.	491,669
11,000		Daikoku Denki Co., Ltd.	136,875
235,000		Daiwa Industries Ltd.	1,229,991
31,591		DTS Corp.	384,564
7,600		Dydo Drinco, Inc.	292,138

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
13,000		Eighteenth Bank Ltd.	$38,942
3,900		Eiken Chemical Co., Ltd.	50,913
12,000		Excel Co., Ltd.	150,989
6,000		Exedy Corp.	201,717
1,216		Faith, Inc.	141,477
50		Fields Corp.	78,157
48,800		Fuji Machine Manufacturing Co., Ltd.	1,040,947
54,727		Fuji Soft, Inc.	928,645
131,800		Fujikura Kasei Co., Ltd.	949,552
2,400		Fujimori Kogyo Co., Ltd.	39,567
92		Fujishoji Co., Ltd.	92,530
6,800		Fujitsu Frontech Ltd.	56,591
1,200		Fukuda Denshi Co., Ltd.	37,480
20,100		Furuno Electric Co., Ltd.	104,186
45,400	@	Futaba Industrial Co., Ltd.	339,410
107		Future Architect, Inc.	48,237
33		Gendai Agency, Inc.	37,087
42,700		Glory Ltd.	1,021,243
27,400		GMO internet, Inc.	153,527
17,100		Hakuto Co., Ltd.	176,906
4,100		Hibiya Engineering Ltd.	37,447
14,100		Hiday Hidaka Corp.	235,652
8,200		Hi-Lex Corp.	138,311
42,000		Hisaka Works Ltd.	596,082
4,000		Hitachi Medical Corp.	39,890
9,200		H-One Co. Ltd	95,519
194		Hoosiers Corp.	98,189
22,700		Hosiden Corp.	238,181
1,700		IBJ Leasing Co., Ltd.	42,497
17,300		Icom, Inc.	474,117
33,100		Iida Home Max	392,110
2,900		Imasen Electric Industrial	43,021
111,709		Inabata & Co., Ltd.	711,543
112,900		Ines Corp.	906,326
161		Infocom Corp.	233,613
5,400		Information Services International-Dentsu Ltd.	36,910
11,500		Itochu Enex Co., Ltd.	65,398
400		Itochu-Shokuhin Co., Ltd.	14,425
14,000		Iwatani International Corp.	43,734
365,000		JFE Shoji Holdings, Inc.	1,769,999
43,000		Jidosha Buhin Kogyo Co., Ltd.	279,164
24,000		JMS Co., Ltd.	83,073
95,700		JSP Corp.	1,578,188
10,400	@	Justsystems Corp.	34,391
6,800		Kaga Electronics Co., Ltd.	83,734
1,675,000	@	Kanematsu Corp.	1,715,487
5,100		Kanematsu Electronics Ltd.	52,716
36,400		Kanto Auto Works Ltd.	325,082
12,000		Kasai Kogyo Co., Ltd.	82,479
15,000		Kasumi Co., Ltd.	84,058
25,000		Kato Sangyo Co., Ltd.	396,260
2,900		Kita-Nippon Bank Ltd.	71,936
10,200		Kohnan Shoji Co., Ltd.	141,139
105,000		Koito Manufacturing Co., Ltd.	1,817,752
52,600		Kojima Co., Ltd.	318,035
3,000		K’S Holdings Corp.	83,623
58,000	@	Kumagai Gumi Co., Ltd.	44,646
7,600		Kura Corp.	117,567
107,000		Kurabo Industries Ltd.	199,749
99,600		Kuroda Electric Co., Ltd.	1,366,006
28,100		Kyoden Co., Ltd.	56,626
36,000		Kyodo Printing Co., Ltd.	83,492
436,000		Kyodo Shiryo Co., Ltd.	559,104
50,400		Lintec Corp.	1,410,599
16,000		Maeda Road Construction Co., Ltd.	138,602
5,100		Marubun Corp.	31,104
203,000		Marudai Food Co., Ltd.	665,383
19,200		Mikuni Coca-Cola Bottling Co., Ltd.	174,539
110,527		Mimasu Semiconductor Industry Co., Ltd.	1,318,040
5,700	@	Mirait Holdings Corp.	45,208
16,000		Mitsubishi Steel Manufacturing Co., Ltd.	50,991
8,000		Mitsui Home Co., Ltd.	43,846
39,700		Miura Co., Ltd.	1,101,438
95,500		Modec, Inc.	1,708,873
27,150		Moshi Moshi Hotline, Inc.	655,107
64		MTI Ltd.	132,778
63,800		Musashi Seimitsu Industry Co., Ltd.	1,601,735
17,000	@	Mutoh Holdings Co., Ltd.	41,538
15,500		Nabtesco Corp.	366,141
2,000		Nafco Co., Ltd.	34,493
67,483		Namura Shipbuilding Co., Ltd.	354,440
5,557		NEC Fielding Ltd.	67,263
85,300		NEC Networks & System Integration Corp.	1,160,426

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
40,700		Nichi-iko Pharmaceutical Co., Ltd.	$1,147,574
9,000		Nichireki Co., Ltd.	37,109
48,300		Nidec Copal Corp.	760,357
49,000		Nifco, Inc.	1,311,238
113,000		Nihon Parkerizing Co., Ltd.	1,584,214
12,000		Nihon Yamamura Glass Co., Ltd.	35,262
161,000		Nippo Corp.	1,204,563
57,786		Nippon Road Co., Ltd.	143,681
94,000		Nippon Steel Trading Co., Ltd.	307,263
218,000		Nippon Thompson Co., Ltd.	1,879,829
49,400	@	NIS Group Co., Ltd.	4,815
406,000		Nishimatsu Construction Co., Ltd.	534,440
19,100		Nishimatsuya Chain Co., Ltd.	171,187
9,100		Nissen Holdings Co., Ltd.	49,243
7,600		Nisshin Fudosan Co.	60,148
89,900		Nitta Corp.	1,795,182
199,000		Nittetsu Mining Co., Ltd.	1,036,587
4,967		Nojima Corp.	41,376
6,500		Noritsu Koki Co., Ltd.	40,404
3,700		Noritz Corp.	62,116
57,000		Obayashi Road Corp.	111,031
7,400		Ohsho Food Service Corp.	183,473
44,700		Okabe Co., Ltd.	222,613
4,000		Onoken Co., Ltd.	35,387
32,600		OSAKA Titanium Technologies Co.	1,896,358
19,000		Pacific Industrial Co., Ltd.	113,522
136,500		Penta-Ocean Construction Co., Ltd.	226,505
314		Pilot Corp.	571,281
116,000		Prima Meat Packers Ltd.	140,102
13,800	@	PS Mitsubishi Construction Co., Ltd.	42,672
1,200		Raito Kogyo Co., Ltd.	3,224
10,200		Right On Co., Ltd.	52,403
2,800		Roland Corp.	35,414
10,000	@	Ryobi Ltd.	43,663
17,000		Ryoden Trading Co., Ltd.	119,087
6,200		Saison Information Systems Co., Ltd.	93,767
16,000		Sakata INX Corp.	83,706
15,000		San-Ai Oil Co., Ltd.	76,696
54,000		Sanden Corp.	258,805
22,000		Sanken Electric Co., Ltd.	118,203
74,000		Sanki Engineering Co., Ltd.	505,581
14,500		Sanoh Industrial Co., Ltd.	142,188
5,500		Sanoyas Hishino Meisho Corp.	18,132
65,154		Sanshin Electronics Co., Ltd.	561,822
48		Sanyo Housing Nagoya Co., Ltd.	49,777
13,000		Seika Corp.	32,922
6,400		Seiren Co., Ltd.	48,087
17,000		Sekisui Jushi Corp.	173,007
171		Seven Bank Ltd.	386,542
20,000		Shindengen Electric Manufacturing Co., Ltd.	105,751
98,600		Shinko Plantech Co., Ltd.	1,000,075
346,000		Shinmaywa Industries Ltd.	1,513,072
243,000		Shinsho Corp.	616,358
13,900		Ship Healthcare Holdings, Inc.	163,320
4,300		Siix Corp.	51,696
15,000		Sinanen Co., Ltd.	69,979
69,900		Sojitz Corp.	154,515
46		SRI Sports Ltd.	50,760
64,200		Sumida Corp.	722,758
230,000		Sumikin Bussan Corp.	551,279
53,500		Sumitomo Densetsu Co., Ltd.	217,918
44,200		Tachi-S Co., Ltd.	769,057
126,000		Taihei Kogyo Co., Ltd.	590,430
25,882		Taiho Kogyo Co., Ltd.	273,556
8,100		Takara Leben Co., Ltd.	68,134
186,000		Takasago International Corp.	1,209,938
13,000		Takiron Co., Ltd.	47,243
79,000		TBK Co., Ltd.	459,952
41,000	@	Tekken Corp.	45,022
1,700		Tera Probe, Inc.	54,437
20,618		TKC Corp.	426,614
327,000		Toa Corp.	394,785
138,000		TOA Road Corp.	217,538
448,000		Tokai Tokyo Financial Holdings	1,600,090
151,000		Tokyo Tekko Co., Ltd.	420,209
208,000	@	Tonichi Carlife Group, Inc.	235,852
197,782		Topy Industries Ltd.	558,242
8,000		Totetsu Kogyo Co., Ltd.	63,007
100,000		Toyo Construction Co., Ltd.	55,051
223,800		Toyo Kohan Co., Ltd.	1,402,643
185,179		Toyo Securities Co., Ltd.	305,337
67,000		Toyo Tire & Rubber Co., Ltd.	165,971
9,600		Trans Cosmos, Inc.	94,496

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
74,000		Trusco Nakayama Corp.	$1,190,558
32,400		Tsumura & Co.	1,018,795
21,700		Tsuruha Holdings, Inc.	1,043,854
40,300		Tsutsumi Jewelry Co., Ltd.	1,098,047
91,000		Uchida Yoko Co., Ltd.	330,930
6,800		Ulvac, Inc.	174,506
50,534		Unipres Corp.	1,019,995
8,900		U-Shin Ltd.	72,079
7,500		Vital KSK Holdings, Inc.	62,228
10,900		VT Holdings Co., Ltd.	42,238
12,500		Warabeya Nichiyo Co., Ltd.	153,068
8,800		Waseda Academy Co., Ltd.	82,875
10,304		Watabe Wedding Corp.	114,834
1,811		Works Applications Co., Ltd.	884,842
31		Wowow, Inc.	51,936
12,700		Yamaichi Electronics Co., Ltd.	65,086
150,200		Yamazen Corp.	800,454
53,000		Yonekyu Corp.	434,012
18,200		Yorozu Corp.	347,133
1,049,000		Yuasa Trading Co., Ltd.	1,263,559
7,000		Yurtec Corp.	31,041
52,400		Yushin Precision Equipment Co., Ltd.	1,068,614
14,000		Zeon Corp.	128,640
			89,029,496
		Luxembourg: 0.3%
219,500	@	L’OCCITANE International	587,801
500,000		Regus PLC	808,612
			1,396,413
		Malaysia: 0.4%
101,900		DRB-Hicom Bhd	63,450
26,900		Hong Leong Financial Group BHD	77,296
213,393		Kulim Malaysia BHD	906,112
239,900		Kumpulan Fima BHD	134,566
1,028,900		Lion Industries Corp. Bhd	675,307
17,100		RHB Capital Berhad	47,289
			1,904,020
		Mexico: 0.0%
28,200	@	Grupo Herdez S.A.	51,583
			51,583
		Netherlands: 3.3%
1,596		Accell Group	82,581
2,983	@	AerCap Holdings NV	44,506
9,435	@	Asm International NV	342,962
100,000		Delta Lloyd NV	2,524,050
29,000		Fugro NV	2,334,896
73,000		Imtech NV	2,681,360
2,560		KAS Bank NV	40,115
81,811		Koninklijke Ten Cate NV	2,909,186
365,914	@	LBi International NV	881,745
17,842		Mediq NV	327,255
23,039		Nutreco Holding NV	1,639,347
28,988	@	Ordina NV	152,277
2,138		TKH Group NV	52,296
104,000	@	TomTom	1,027,408
3,688		Unit 4 Agresso NV	121,329
			15,161,313
		New Zealand: 0.5%
357,507		Fletcher Building Ltd.	2,132,616
			2,132,616
		Norway: 1.1%
8,971		Austevoll Seafood ASA	71,232
10,015		Cermaq ASA	150,817
10,600		Copeinca ASA	101,005
286,000	@	Morpol ASA	1,005,264
213,950	@	Norske Skogindustrier ASA	792,985
500,000	@	Pronova BioPharma AS	820,170
111,107	@	Songa Offshore SE	611,886
5,800	L	Sparebanken Ost	41,596
88,000	@	Statoil Fuel & Retail ASA	800,706
111,785	@	Storebrand ASA	881,644
			5,277,305
		Pakistan: 0.1%
1,100,563		Bank Alfalah Ltd.	147,376
12,358		Nishat Mills Ltd.	9,557
601,500		Pakistan Telecommunication Co., Ltd.	130,481
			287,414
		Poland: 0.0%
30,476	@	Netia SA	55,979
			55,979
		Portugal: 0.1%
30,228		Portucel Empresa Produtora de Pasta e Papel SA	102,309
9,271		Semapa-Sociedade de Investimento e Gestao	113,032
			215,341

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Singapore: 2.9%
265,000		Baker Technology Ltd.	$74,167
2,261,000	@	Biosensors International Group Ltd.	1,969,956
114,000		Broadway Industrial Group Ltd.	86,520
59,959		China Yuchai International Ltd.	1,702,836
263,000		CSE Global Ltd.	260,165
118,000		Falcon Energy Group Ltd.	41,381
1,165,000		GuocoLeisure Ltd.	637,959
205,000		Hiap Seng Engineering Ltd.	100,361
217,000		Ho Bee Investment Ltd.	250,769
274,000		Hong Leong Asia Ltd.	599,188
16,000		Hong Leong Finance Ltd.	37,730
4,000		Hwa Hong Corp., Ltd.	1,772
295,000		InnoTek Ltd.	133,299
26,000		Jardine Cycle & Carriage Ltd.	694,905
383,000		K1 Ventures Ltd.	45,227
1,223,000		LC Development Ltd.	139,520
166,000		Lian Beng Group Ltd.	42,213
238,000		Low Keng Huat Singapore Ltd.	82,787
216,000		Meiban Group Ltd.	52,552
164,000		OSIM International Ltd.	199,796
222,000		PEC Ltd.	210,868
15,000		QAF Ltd.	7,301
548,000		SIA Engineering Co., Ltd.	1,806,606
270,000		Singapore Airport Terminal Services Ltd.	588,717
1,068,000		SMB United Ltd.	196,697
480,000		Sunningdale Tech Ltd.	70,408
375,000		Super Coffeemix Manufacturing Ltd.	429,605
398,000		Technics Oil & Gas Ltd.	305,751
911,000	@	Tiger Airways Holdings Ltd.	1,242,646
437,000		Tiong Woon Corp. Holding Ltd.	141,084
473,000		UMS Holdings Ltd.	212,346
1,094,000		Yanlord Land Group Ltd.	1,326,228
			13,691,360
		South Korea: 2.4%
1,062	@	Dae Han Flour Mills Co., Ltd.	158,776
14,890		Daeduck GDS Co., Ltd.	113,159
3,740		Daegu Department Store Co.	42,415
16,260	@	Dongbu Corp.	130,077
2,150	@	Global & Yuasa Battery Co., Ltd.	69,163
13,327	@	Glovis Co., Ltd.	1,858,431
1,266		GS Home Shopping, Inc.	150,606
31,760	@	Hanil E-Wha Co., Ltd.	177,101
63,360		Hankook Tire Co., Ltd.	1,567,820
2,090	@	Hankuk Paper Manufacturing Co., Ltd.	47,668
7,370	@	Hansae Co., Ltd.	38,815
5,770	@	HS R&A Co., Ltd.	116,487
17,400	@	Hyundai DSF Co., Ltd.	165,544
7,250	@	Kolon Industries, Inc.	197,831
5,710		Moorim P&P Co., Ltd.	71,365
7,400	@	Muhak Co., Ltd.	53,251
151	@	Namyang Dairy Products Co., Ltd.	104,096
6,912	@	Neowiz Corp.	88,357
358		Pacific Corp./South Korea	60,364
8,912		People & Telecommunication, Inc.	57,734
14,425		Samsung SDI Co., Ltd.	2,011,767
41,577	@	SeAH Steel Corp.	2,483,374
14,320	@	Sebang Co., Ltd.	217,255
388		Sewon Precision Industry Co., Ltd.	47,171
123		Taekwang Industrial Co., Ltd.	151,707
21,971	@	Taewoong Co., Ltd.	989,993
9,217	@	Ubiquoss, Inc.	54,099
976	@	Unid Co., Ltd.	51,874
2,020	@	Youngone Corp.	64,422
			11,340,722
		Spain: 0.4%
5,942		Caja de Ahorros del Mediterraneo	52,311
53,000	@	Codere S.A.	660,341
1,862		Construcciones y Auxiliar de Ferrocarriles SA	1,009,875
9,832		Pescanova SA	338,266
			2,060,793
		Sweden: 2.1%
2,604		AarhusKarlshamn AB	69,553
8,963		Betsson AB	159,679
25,099		Billerud Aktiebolag	247,985
69,404		Boliden AB	1,432,859
220,000	@	Byggmax Group AB	1,952,819
18,199		Duni AB	196,131
2,051	@	Eniro AB	9,240
4,074	@	Entraction Holding AB	26,311
3,071	@	Haldex AB	47,637
14,044		Industrial & Financial Systems	227,003
32,694		Industrivarden AB	544,953

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
20,321		Intrum Justitia AB	$320,460
95,030		Kungsleden AB	909,668
11,367		Loomis AB	171,765
115,050		NCC AB	2,681,864
15,160		New Wave Group AB	94,348
4,875		Nolato AB	61,414
54,424		Rottneros AB	43,479
32,825		Saab AB	623,409
			9,820,577
		Switzerland: 5.0%
545	@	AFG Arbonia-Forster Holding	19,293
2,000		Banque Cantonale Vaudoise	1,117,910
4,900		Bellevue Group AG	181,155
449		Bossard Holding AG	58,503
3,140	@	Charles Voegele Holding AG	180,118
148,719	@, L	Clariant AG	2,628,095
1,701		Coltene Holding AG	107,516
968		Emmi AG	212,059
4,054		Forbo Holding AG	2,643,235
63,000	@	GAM Holding AG	1,123,643
55,000	@	Gategroup Holding AG	2,995,973
2,840		Helvetia Holding AG	1,160,405
21,262	@	Implenia AG	692,791
4,233		Inficon Holding AG - Reg	797,502
4,000		Kuoni Reisen Holding	1,831,568
61,425	@	Micronas Semiconductor Hold	836,602
21,500		Newave Energy Holding SA	1,137,632
22,500	@	Orior AG	1,317,554
344		Partners Group	59,597
42		Sika AG	92,058
26,000	@	Uster Technologies AG	1,024,576
8,218		Valora Holding AG	2,794,468
95		Vetropack Holding AG	180,138
2,096		VZ Holding AG	262,000
25		Zehnder Group AG	67,526
			23,521,917
		Taiwan: 1.5%
17,000		Audix Corp.	19,393
2,918,000	@	Bank of Kaohsiung	1,536,015
16,000		China Steel Structure Co., Ltd.	14,180
115,000		Chun Yuan Steel	61,008
124,000		Darfon Electronics Corp.	157,365
150,000		Delpha Construction Co., Ltd.	85,454
157,000		Elitegroup Computer Systems Co., Ltd.	64,723
664,000	@	Financial One Corp.	269,839
773,000		Gigabyte Technology Co., Ltd.	853,940
200,000		Gintech Energy Corp.	630,950
259,000		Hung Poo Real Estate Development Corp.	413,506
788,865		Inventec Co., Ltd.	460,966
76,000	@	Jean Co., Ltd.	31,016
385,000	@	King Yuan Electronics Co., Ltd.	240,223
126,480		Lingsen Precision Industries Ltd.	109,938
33,000		Long Bon International Co., Ltd.	14,328
205,750		Mercuries & Associates Ltd.	161,092
182,000	@	New Asia Construction & Development Corp.	86,362
33,000	@	Princo Corp.	5,578
258,986	@	Sampo Corp.	90,300
616,000		Sigurd Microelectronics Corp.	611,504
2,070		Sinon Corp.	1,012
143,000	@	ThaiLin Semiconductor Corp.	75,013
46,562		Tsann Kuen Enterprise Co., Ltd.	96,224
61,787		TYC Brother Industrial Co., Ltd.	39,715
621,000	@	Walsin Technology Corp.	431,534
98,976		Walton Advanced Engineering, Inc.	62,869
42,000		Wellypower Optronics Corp.	48,571
1,409,000	@	Winbond Electronics Corp.	519,806
			7,192,424
		Thailand: 0.4%
127,500		Kiatnakin Bank PLC	140,533
3,302,900		Krung Thai Bank PCL	1,694,474
161,100		MCS Steel PCL	52,666
			1,887,673
		Turkey: 0.1%
12,652		Pinar Entegre Et ve Un Sanayi AS	52,792
116,234	@	Vestel Elektronik Sanayi	175,255
			228,047
		United Arab Emirates: 0.5%
200,000	@	Exillon Energy PLC	1,284,680
190,000		Lamprell PLC	900,512
			2,185,192
		United Kingdom: 14.6%
50,000		A.G.BARR PLC	927,526
53,263		Aggreko PLC	1,225,345

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
125,000		Albemarle & Bond Holdings	$559,238
203,156		Anglo Pacific Group PLC	1,088,545
26,483		Anite PLC	27,391
135,835		Atkins WS PLC	1,495,546
250,000	@	Avocet Mining PLC	859,018
131,016		Beazley PLC	249,310
44,079		Berendsen PLC	297,111
60,000	@	Berkeley Group Holdings PLC	848,885
150,000		Bodycote PLC	688,111
120,000	@	Bovis Homes Group PLC	840,668
28,000		Burberry Group PLC	481,194
92,173		Cape PLC	693,757
62,010	@	Capital & Regional PLC	36,445
177,310		Carillion PLC	1,090,685
14,780		City of London Investment Group PLC	104,290
2,979		Clarkson PLC	54,400
61,287		Computacenter PLC	429,048
52,538		Cranswick PLC	719,480
125,000	@	CSR PLC	773,979
65,000		Daily Mail & General Trust	582,474
217,605		Dairy Crest Group PLC	1,354,411
120,000		Dechra Pharmaceuticals PLC	980,329
362,041		Devro PLC	1,334,428
250,000		Diploma PLC	1,155,656
313,792		Drax Group PLC	1,955,135
497,522		DS Smith PLC	1,605,201
500,000		eaga PLC	630,311
5,000		Education Development International PLC	9,931
600,000		Elementis PLC	1,249,400
175,000		Fenner PLC	964,225
143,467		Fiberweb PLC	224,997
20,000		Fidessa Group PLC	493,328
30,000		Forth Ports PLC	654,630
878,624		Future PLC	404,633
291,162		Grainger PLC	459,160
95,270		Greggs PLC	710,060
100,000		Halfords Group PLC	650,814
150,000		Halma PLC	811,828
160,014		Hamworthy KSE	1,282,553
157,605	X	Healthcare Locums PLC	142,008
8,548		Hill & Smith Holdings PLC	38,613
657,302		Home Retail Group	2,270,799
136,197	@	Inchcape PLC	810,277
81,263		Intermediate Capital Group PLC	441,664
159,041		Interserve PLC	691,400
148,412		Investec PLC	1,119,329
115,000		John Wood Group PLC	1,005,889
155,877	@	Johnston Press PLC	26,218
70,000		Keller Group PLC	746,780
62,731		Kesa Electricals PLC	129,346
70,000		Kier Group PLC	1,401,700
235,000		Liontrust Asset Management PLC	325,615
478,831		Logica PLC	1,040,635
311,650		Mcbride PLC	772,648
140,811		Mears Group PLC	715,342
111,581		Millennium & Copthorne Hotels PLC	1,035,157
84,400		Misys PLC	452,149
125,000		Mitie Group	436,526
105,303		Mondi PLC	858,940
17,054		Morgan Sindall Group PLC	185,194
40,667		Next PLC	1,285,928
35,485		Northern Foods PLC	42,347
62,431	@	Northgate PLC	293,035
3,700		Oxford Instruments PLC	38,880
70,329		Pace PLC	215,129
5,906		Persimmon PLC	38,664
200,000		Premier Farnell PLC	929,070
214,208	@	Premier Foods PLC	72,893
60,000	@	Premier Oil PLC	1,948,045
420,000		PV Crystalox Solar PLC	353,207
150,000		PZ Cussons PLC	871,052
321,630		Rank Group PLC	648,139
160,000		Ricardo PLC	889,345
110,000		RM PLC	296,867
80,736		Robert Wiseman Dairies PLC	440,034
25,270		RPC Group PLC	109,090
16,740		Savills PLC	93,950
70,000	@	SDL PLC	688,846
750,476		Senior PLC	1,776,772
43,313		Severfield-Rowen PLC	156,280
436,231		Shanks Group PLC	812,100
450,000	@	SIG PLC	1,050,093
39,196		Smiths News PLC	62,158

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
143,043	@	Southern Cross Healthcare Ltd.		$50,409
45,534		Stagecoach Group PLC		152,939
37,114		Synergy Health PLC		527,042
300,000		TalkTalk Telecom Group PLC		776,331
133,942		Tate & Lyle PLC		1,182,350
54,385		Travis Perkins PLC		880,412
52,313	@	Trinity Mirror PLC		69,971
26,814		TT electronics PLC		77,743
66,294		Tullett Prebon PLC		410,788
30,000		Ultra Electronics Holdings PLC		858,075
45,000		Victrex PLC		1,038,422
70,000		Vitec Group PLC		672,775
24,783		Weir Group PLC		629,205
35,000		Wellstream Holdings PLC		439,488
105,000		WH Smith PLC		778,192
250,000		William Hill PLC		726,450
18,353	@	Wolfson Microelectronics PLC		88,784
10,653		Yule Catto & Co. PLC		37,422
				68,158,427
		United States: 0.3%
354,367	@	Golden Star Resources Ltd.		1,307,614
20,958	@	Orbotech Ltd.		299,594
				1,607,208
		Total Common Stock
		(Cost $366,930,015)		455,654,371
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Australia: 0.3%
1,155,076	@	Centro Retail Trust		281,912
694,278		Mirvac Group		860,717
				1,142,629
		Canada: 0.0%
17,000		Extendicare Real Estate Investment Trust		168,752
				168,752
		China: 0.0%
88,000		RREEF China Commercial Trust		46,276
				46,276
		Greece: 0.1%
70,000		Eurobank Properties Real Estate Investment Co.		603,795
				603,795
		Hong Kong: 0.0%
263,000		Prosperity Real Estate Investment Trust		63,524
				63,524
		Japan: 0.0%
90		Heiwa Real Estate REIT, Inc.		58,780
				58,780
		Singapore: 0.2%
871,000		Mapletree Industrial Trust		728,500
				728,500
		United Kingdom: 0.2%
40,000		Derwent London PLC		1,004,084
				1,004,084
		Total Real Estate Investment Trusts
		(Cost $3,501,407)		3,816,340
		Total Long-Term Investments
		(Cost $370,431,422)		459,470,711
SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 1.8%
8,678,651		Blackrock Liquidity Funds TempFund Portfolio - Class I		8,678,651
		Total Mutual Funds
		(Cost $8,678,651)		8,678,651
		Securities Lending Collateral(cc): 0.5%
2,104,009		BNY Mellon Overnight Government Fund (1)		2,104,009
79,696	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		63,757
		Total Securities Lending Collateral
		(Cost $2,183,705)		2,167,766
		Total Short-Term Investments
		(Cost $10,862,356)		10,846,417
		Total Investments in Securities
		(Cost $381,293,778)*	100.8%	$470,317,128
		Other Assets and Liabilities - Net	(0.8)	(3,879,285)
		Net Assets	100.0%	$466,437,843

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $384,109,364.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$111,413,198
	Gross Unrealized Depreciation	(25,205,434)
	Net Unrealized Appreciation	$86,207,764

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	19.9%
Consumer Staples	7.2
Energy	5.4
Financials	10.4
Health Care	3.3
Industrials	25.4
Information Technology	10.9
Materials	13.5
Telecommunication Services	1.0
Utilities	1.5
Short-Term Investments	2.3
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$1,496,724	$25,982,217	$—	$27,478,941
Austria	3,506,741	3,678,296	—	7,185,037
Belgium	1,182,884	6,203,270	—	7,386,154
Bermuda	1,723,728	671,641	—	2,395,369
Brazil	2,232,933	—	—	2,232,933
British Virgin Islands	38,843	—	—	38,843
Canada	22,223,718	583,011	—	22,806,729
China	4,062,040	4,725,112	—	8,787,152
Denmark	74,545	6,810,423	—	6,884,968
Finland	192,403	753,543	—	945,946
France	6,525,624	18,819,688	—	25,345,312
Germany	13,340,290	27,497,720	—	40,838,010
Greece	92,299	—	—	92,299
Hong Kong	275,990	16,864,428	—	17,140,418
India	—	7,236,376	—	7,236,376
Indonesia	—	2,416,775	—	2,416,775
Ireland	2,003,728	4,449,021	—	6,452,749
Israel	1,038,350	80,509	—	1,118,859
Italy	900,000	10,765,681	—	11,665,681
Japan	132,898	88,896,598	—	89,029,496
Luxembourg	—	1,396,413	—	1,396,413
Malaysia	—	1,904,020	—	1,904,020
Mexico	51,583	—	—	51,583
Netherlands	966,366	14,194,947	—	15,161,313
New Zealand	2,132,616	—	—	2,132,616
Norway	1,805,970	3,471,335	—	5,277,305
Pakistan	156,933	130,481	—	287,414
Poland	—	55,979	—	55,979
Portugal	—	215,341	—	215,341
Singapore	1,785,623	11,905,737	—	13,691,360
South Korea	255,803	11,084,919	—	11,340,722
Spain	712,652	1,348,141	—	2,060,793
Sweden	2,179,822	7,640,755	—	9,820,577
Switzerland	7,650,158	15,871,759	—	23,521,917
Taiwan	—	7,192,424	—	7,192,424
Thailand	52,666	1,835,007	—	1,887,673
Turkey	—	228,047	—	228,047
United Arab Emirates	1,284,680	900,512	—	2,185,192
United Kingdom	10,908,069	57,108,350	142,008	68,158,427
United States	1,607,208	—	—	1,607,208
Total Common Stock	92,593,887	362,918,476	142,008	455,654,371
Real Estate Investment Trusts	1,501,047	2,269,017	46,276	3,816,340
Short-Term Investments	10,782,660	—	63,757	10,846,417
Total Investments, at value	$104,877,594	$365,187,493	$252,041	$470,317,128

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$(184,343)	$326,351	$—	$142,008
Real Estate Investment Trusts	46,547	—	—	—	—	(271)	—	—	46,276
Short-Term Investments	63,757	—	—	—	—	—	—	—	63,757
Total Investments, at value	$110,304	$—	$—	$—	$—	$(184,614)	$326,351	$—	$252,041

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(184,614).

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Australia: 2.7%
227,680		Alumina Ltd.	$545,609
27,964		Newcrest Mining Ltd.	1,035,741
			1,581,350
		Belgium: 2.1%
34,675		Belgacom S.A.	1,245,353
			1,245,353
		Bermuda: 1.4%
22,255		Axis Capital Holdings Ltd.	791,833
			791,833
		Brazil: 2.6%
52,886		Centrais Eletricas Brasileiras SA ADR - Class B	870,504
81,776		Empresa Brasileira de Aeronautica SA	663,254
			1,533,758
		Canada: 11.5%
44,317		Barrick Gold Corp.	2,105,501
87,822	@	Kinross Gold Corp.	1,461,358
63,570		Nexen, Inc.	1,598,786
38,182		Suncor Energy, Inc.	1,584,935
			6,750,580
		Finland: 2.1%
113,829		Nokia OYJ ADR	1,217,970
			1,217,970
		France: 12.3%
200,294	@	Alcatel S.A.	667,465
938	@	Areva S.A.	40,981
11,260		Areva SA	551,116
31,342		Carrefour S.A.	1,532,255
21,208		Electricite de France SA	934,214
22,541		Sanofi-Aventis	1,540,514
10,734		Societe Generale	693,343
32,999		Thales S.A.	1,225,950
			7,185,838
		Germany: 3.2%
4,931		Allianz AG	685,445
9,416		Siemens AG	1,207,070
			1,892,515
		Italy: 3.3%
139,252	@	Saras S.p.A.	343,169
1,350,502		Telecom Italia S.p.A. RNC	1,607,999
			1,951,168
		Japan: 32.9%
97,000		Coca-Cola West Holdings Co., Ltd.	1,769,832
107,000		Dai Nippon Printing Co., Ltd.	1,464,140
32,400		Fuji Photo Film Co., Ltd.	1,172,689
39,900		JS Group Corp.	871,989
20,000		Kao Corp.	523,138
22,700		Mabuchi Motor Co., Ltd.	1,118,784
46,700		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,113,159
3,000		Nintendo Co., Ltd.	811,156
76,752		Nippon Telegraph & Telephone Corp. ADR	1,782,949
41,200		Panasonic Corp.	566,280
13,500		Rohm Co., Ltd.	875,527
15,600		Sankyo Co., Ltd.	865,793
87,000		Sekisui House Ltd.	847,608
43,800		Seven & I Holdings Co., Ltd.	1,131,191
53,600		Shiseido Co., Ltd.	1,080,007
111,000		Sumitomo Trust & Banking Co., Ltd.	669,461
5,200		Takeda Pharmaceutical Co., Ltd.	250,644
11,158		Toyota Motor Corp. ADR	916,964
82,000		Wacoal Holdings Corp.	1,098,166
78		West Japan Railway Co.	297,782
			19,227,259
		Netherlands: 4.2%
21,910		Royal Dutch Shell PLC ADR - Class B	1,546,189
39,317		Wolters Kluwer NV	900,220
			2,446,409
		Norway: 0.9%
22,491		Statoil ASA	546,541
			546,541
		Russia: 1.0%
21,980		Gazprom OAO ADR	588,185
			588,185
		South Africa: 4.8%
29,875		Anglogold Ashanti Ltd. ADR	1,285,820

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		South Africa (continued)
64,136		Gold Fields Ltd.		$1,014,448
17,533		Impala Platinum Holdings Ltd.		499,172
				2,799,440
		South Korea: 4.1%
60,781		Korea Electric Power Corp. ADR		773,742
94,560		SK Telecom Co., Ltd. ADR		1,635,886
				2,409,628
		Switzerland: 1.4%
44,448	@	UBS AG - Reg		798,286
				798,286
		United Kingdom: 6.2%
25,484		AstraZeneca PLC		1,242,440
60,035		GlaxoSmithKline PLC		1,084,011
452,599		Vodafone Group PLC		1,270,261
				3,596,712
		Total Common Stock
		(Cost $52,572,396)		56,562,825

SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 3.2%
1,877,695		Blackrock Liquidity Funds TempFund Portfolio - Class I		1,877,695
		Total Short-Term Investments
		(Cost $1,877,695)		1,877,695
		Total Investments in Securities
		(Cost $54,450,091)*	99.9%	$58,440,520
		Other Assets and Liabilities - Net	0.1	30,393
		Net Assets	100.0%	$58,470,913

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $55,747,902.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,980,990
		Gross Unrealized Depreciation		(4,288,372)
		Net Unrealized Appreciation		$2,692,618

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	8.9%
Consumer Staples	10.3
Energy	10.6
Financials	8.1
Health Care	7.1
Industrials	12.7
Information Technology	8.1
Materials	13.6
Telecommunication Services	12.9
Utilities	4.4
Short-Term Investments	3.2
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,581,350	$—	$1,581,350
Belgium	—	1,245,353	—	1,245,353
Bermuda	791,833	—	—	791,833
Brazil	1,533,758	—	—	1,533,758
Canada	6,750,580	—	—	6,750,580
Finland	1,217,970	—	—	1,217,970
France	40,981	7,144,857	—	7,185,838
Germany	1,207,070	685,445	—	1,892,515
Italy	—	1,951,168	—	1,951,168
Japan	2,699,913	16,527,346	—	19,227,259
Netherlands	1,546,189	900,220	—	2,446,409
Norway	—	546,541	—	546,541
Russia	588,185	—	—	588,185
South Africa	1,285,820	1,513,620	—	2,799,440
South Korea	2,409,628	—	—	2,409,628
Switzerland	798,286	—	—	798,286
United Kingdom	—	3,596,712	—	3,596,712
Total Common Stock	20,870,213	35,692,612	—	56,562,825
Short-Term Investments	1,877,695	—	—	1,877,695
Total Investments, at value	$22,747,908	$35,692,612	$—	$58,440,520

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Consumer Discretionary: 0.8%
107,000		CTC Media, Inc.	$2,365,770
814,188	@	RBC Information Systems	1,371,028
			3,736,798
		Consumer Staples: 7.5%
200,000	@	Avangardco Investments Public Ltd. GDR	3,790,000
177,200		Magnit OAO	23,210,081
100,000	@, #	MHP S.A. GDR	1,934,000
66,000	@	Synergy Co.	3,234,000
91,800	@	X5 Retail Group N.V. GDR	3,899,322
			36,067,403
		Energy: 34.7%
5,740,100	L	Gazprom OAO	37,946,935
677,700		Lukoil-Spon ADR	41,997,069
330,000		Novatek OAO GDR	37,263,632
100,000	@	OAO Gazprom ADR	2,222,000
190,141	@, X	Renaissance Russian Power Utilities Fund	1,849,692
1,568,213	@	Rosneft Oil Co. GDR	13,415,532
17,961,000		Surgutneftegaz	10,325,940
934,300	L	Surgutneftegaz ADR	10,397,197
334,933	L	Tatneft GDR	11,920,005
			167,338,002
		Financials: 14.8%
445,000		Bank St Petersburg OJSC	2,566,558
1,039,000		Bank St. Petersburg BRD - Class S	5,992,481
14,471,221		Sberbank of Russian Federation	51,393,120
1,612,000	L	VTB Bank OJSC GDR	11,532,927
			71,485,086
		Health Care: 1.0%
146,965	@	Pharmstandard - Reg S GDR	4,404,664
250,600	@	Protek	501,200
			4,905,864
		Industrials: 1.1%
1,659,400		Aeroflot - Russian International Airlines	4,322,308
6,060,000		Novorossiysk Sea Trade Port BRD	848,211
			5,170,519
		Materials: 28.0%
241,100	@, L	Evraz Group SA GDR - Reg S	9,556,739
96,000		Kazakhmys PLC	2,313,161
490,680	@	LSR Group GDR	4,783,315
100,000		Mechel ADR	985,000
756,600	L	Mechel OAO ADR	23,855,598
32,900		MMC Norilsk Nickel	8,267,300
945,621		MMC Norilsk Nickel ADR	23,977,100
1,571,400		Novolipetsk Steel	6,751,333
265,400		Peter Hambro Mining PLC	4,349,937
497,600	@, L	Polymetal GDR	8,250,208
572,600		Raspadskaya - Class S	4,347,221
500,000		Severstal GDR	9,043,712
100,000	@	Sibirskiy Cement OAO	2,325,000
1,562,000	@	United Co. RUSAL	2,438,404
576,690	L	Uralkali GDR	21,841,046
18,800		Vsmpo-Avisma Corp.	2,221,226
			135,306,300
		Telecommunication Services: 4.7%
397,654	@	Comstar United Telesystems GDR	2,576,518
375,100		Mobile Telesystems Finance SA ADR	7,168,161
207,900		Sistema JSFC GDR	4,774,096
405,900		VimpelCom Ltd. ADR	5,617,656
524,400		VolgaTelecom	2,551,654
			22,688,085
		Utilities: 7.4%
465,974,700	@	Federal Grid Co. Unified Energy System JSC	6,895,918
19,854,152	@	Federal Hydrogenerating Co. JSC	991,392
180,873,996	@	Federal Hydrogenerating Co. JSC	9,031,711
43,769,600	@	IDGC Holding JSC	8,225,298
20,000,000		Mosenergo OAO	2,053,726
74,594,700	@	OGK-2 OAO	4,062,726
5,787,696,000		Territorial Generating Co. 1	4,408,835
			35,669,606
		Total Common Stock
		(Cost $309,422,917)	482,367,663

SHORT-TERM INVESTMENTS: 8.5%
		Securities Lending Collateral(cc): 8.5%
40,359,871		BNY Mellon Overnight Government Fund (1)	40,359,871
841,448	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	673,158
		Total Short-Term Investments
		(Cost $41,201,319)	41,033,029

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $350,624,236)*	108.5%	$523,400,692
		Other Assets and Liabilities - Net	(8.5)	(41,140,486)
		Net Assets	100.0%	$482,260,206

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $362,072,778.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$181,083,111
		Gross Unrealized Depreciation		(19,755,197)
		Net Unrealized Appreciation		$161,327,914

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$3,736,798	$—	$—	$3,736,798
Consumer Staples	32,168,081	3,899,322	—	36,067,403
Energy	92,491,944	74,846,058	—	167,338,002
Financials	59,952,159	11,532,927	—	71,485,086
Health Care	501,200	4,404,664	—	4,905,864
Industrials	5,170,519	—	—	5,170,519
Materials	48,735,586	86,570,714	—	135,306,300
Telecommunication Services	15,337,471	7,350,614	—	22,688,085
Utilities	26,637,895	9,031,711	—	35,669,606
Total Common Stock	284,731,653	197,636,010	—	482,367,663
Short-Term Investments	40,359,871	—	673,158	41,033,029
Total Investments, at value	$325,091,524	$197,636,010	$673,158	$523,400,692

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$673,158	$—	$—	$—	$—	$—	$—	$—	$673,158
Total Investments, at value	$673,158	$—	$—	$—	$—	$—	$—	$—	$673,158

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 29, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 29, 2011